UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Total Bond Fund -
Total Bond
Class F

May 31, 2010

1.800361.106

TBD-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 23.7%
		Principal Amount (c)	Value
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Massey Energy Co. 3.25% 8/1/15		$ 1,970,000	$ 1,626,235
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Developers Diversified Realty Corp. 3% 3/15/12		270,000	257,175
Inland Real Estate Corp. 4.625% 11/15/26		233,000	228,340
			485,515
Real Estate Management & Development - 0.0%
ERP Operating LP 3.85% 8/15/26		130,000	130,406
TOTAL FINANCIALS			615,921
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Energy Conversion Devices, Inc. 3% 6/15/13		1,010,000	606,000
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Lucent Technologies, Inc. 2.875% 6/15/25		2,841,800	2,351,590
TOTAL CONVERTIBLE BONDS			5,199,746
Nonconvertible Bonds - 23.7%
CONSUMER DISCRETIONARY - 2.6%
Auto Components - 0.1%
ArvinMeritor, Inc. 8.125% 9/15/15		3,250,000	3,014,375
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11		5,595,000	5,835,753
5.875% 3/15/11		2,077,000	2,141,165
			10,991,293
Diversified Consumer Services - 0.0%
Affinion Group, Inc. 11.5% 10/15/15		1,990,000	2,059,650
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (f)(m)		2,935,000	2,964,350
			5,024,000
Hotels, Restaurants & Leisure - 0.3%
Chukchansi Economic Development Authority 8% 11/15/13 (f)		765,000	550,800
GWR Operating Partnership LLP 10.875% 4/1/17 (f)		1,635,000	1,610,475
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Host Marriott LP 6.375% 3/15/15		$ 250,000	$ 245,000
ITT Corp. 7.375% 11/15/15		250,000	261,875
McDonald's Corp. 5.35% 3/1/18		2,339,000	2,600,888
MCE Finance Ltd. 10.25% 5/15/18 (f)		2,770,000	2,770,000
NCL Corp. Ltd. 11.75% 11/15/16 (f)		1,375,000	1,478,125
Royal Caribbean Cruises Ltd.:
yankee:
7% 6/15/13		3,000,000	2,951,250
7.25% 6/15/16		5,365,000	5,150,400
7.5% 10/15/27		2,025,000	1,792,125
7.25% 3/15/18		465,000	445,238
11.875% 7/15/15		1,450,000	1,667,500
Scientific Games Corp.:
7.875% 6/15/16 (f)		2,145,000	2,123,550
9.25% 6/15/19		3,645,000	3,754,350
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		2,250,000	2,210,625
7.25% 5/1/12		2,340,000	2,299,050
Snoqualmie Entertainment Authority:
4.1356% 2/1/14 (f)(m)		140,000	112,000
9.125% 2/1/15 (f)		1,100,000	924,000
Times Square Hotel Trust 8.528% 8/1/26 (f)		106,153	105,835
Town Sports International Holdings, Inc. 11% 2/1/14		2,270,000	2,088,400
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15 (f)		1,210,000	1,197,900
10.875% 11/15/16 (f)		1,045,000	1,055,450
			37,394,836
Household Durables - 0.3%
Controladora Mabe SA CV 7.875% 10/28/19 (f)		1,035,000	1,081,575
Fortune Brands, Inc.:
5.125% 1/15/11		4,239,000	4,334,924
5.875% 1/15/36		13,297,000	12,390,770
6.375% 6/15/14		6,250,000	6,890,688
Lennar Corp. 12.25% 6/1/17		1,610,000	1,835,400
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		3,055,000	3,131,375
Standard Pacific Corp.:
7% 8/15/15		1,050,000	945,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp.: - continued
8.375% 5/15/18		$ 850,000	$ 811,750
10.75% 9/15/16		2,370,000	2,464,800
			33,886,282
Internet & Catalog Retail - 0.0%
Netflix, Inc. 8.5% 11/15/17		595,000	612,850
Media - 1.7%
AOL Time Warner, Inc.:
6.875% 5/1/12		2,441,000	2,660,138
7.625% 4/15/31		500,000	574,875
Belo Corp. 8% 11/15/16		1,665,000	1,675,323
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		1,320,000	1,386,000
Cablevision Systems Corp.:
7.75% 4/15/18		1,440,000	1,411,200
8% 4/15/20		1,440,000	1,418,400
8.625% 9/15/17 (f)		2,915,000	2,929,575
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (f)(m)		2,195,000	2,282,800
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)		6,880,000	6,553,200
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16 (f)		1,694,103	1,939,748
Clear Channel Communications, Inc.:
5.5% 9/15/14		3,295,000	1,836,963
11.75% 8/1/16 pay-in-kind (m)		985,000	642,035
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (f)		555,000	561,938
Series B 9.25% 12/15/17 (f)		775,000	788,563
Comcast Cable Communications, Inc. 6.75% 1/30/11		511,000	529,085
Comcast Corp.:
4.95% 6/15/16		1,879,000	1,981,445
5.5% 3/15/11		382,000	394,550
5.7% 5/15/18		11,968,000	12,941,058
6.4% 3/1/40		4,490,000	4,723,044
6.45% 3/15/37		2,196,000	2,301,911
6.55% 7/1/39		9,000,000	9,583,479
COX Communications, Inc.:
4.625% 6/1/13		4,467,000	4,759,499
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
COX Communications, Inc.: - continued
6.25% 6/1/18 (f)		$ 765,000	$ 838,460
CSC Holdings, Inc.:
8.5% 4/15/14 (f)		2,105,000	2,178,675
8.5% 6/15/15 (f)		2,340,000	2,421,900
8.625% 2/15/19 (f)		860,000	894,400
Discovery Communications LLC:
3.7% 6/1/15		6,861,000	6,884,478
6.35% 6/1/40		6,392,000	6,434,871
Interpublic Group of Companies, Inc.:
6.25% 11/15/14		1,310,000	1,290,350
10% 7/15/17		1,130,000	1,226,050
Kabel Deutschland GmbH 10.625% 7/1/14		4,825,000	4,981,813
Liberty Media Corp. 8.25% 2/1/30		245,000	226,625
NBC Universal, Inc.:
3.65% 4/30/15 (f)		2,800,000	2,835,132
5.15% 4/30/20 (f)		11,614,000	11,857,511
6.4% 4/30/40 (f)		8,278,000	8,593,715
Net Servicos de Comunicacao SA 7.5% 1/27/20 (f)		1,500,000	1,511,250
News America Holdings, Inc. 7.75% 12/1/45		170,000	205,468
News America, Inc.:
5.3% 12/15/14		876,000	956,295
6.15% 3/1/37		2,970,000	3,008,779
6.2% 12/15/34		5,330,000	5,472,785
Nexstar Broadcasting, Inc./Mission, Inc. 8.875% 4/15/17 (f)		1,535,000	1,511,975
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (d)		7,805,000	7,180,600
10% 8/1/14		3,975,000	4,004,813
11.5% 5/1/16		2,225,000	2,358,500
11.625% 2/1/14		2,325,000	2,476,125
Quebecor Media, Inc.:
7.75% 3/15/16		4,032,000	3,911,040
7.75% 3/15/16		2,485,000	2,410,450
QVC, Inc. 7.125% 4/15/17 (f)		1,330,000	1,300,075
Time Warner Cable, Inc.:
5% 2/1/20		895,000	893,379
5.4% 7/2/12		2,444,000	2,619,777
5.85% 5/1/17		2,607,000	2,832,803
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.: - continued
6.2% 7/1/13		$ 2,324,000	$ 2,581,381
6.75% 7/1/18		13,473,000	15,173,131
Time Warner, Inc.:
6.2% 3/15/40		10,492,000	10,524,892
6.5% 11/15/36		9,243,000	9,573,890
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (f)(m)		6,804,412	5,626,398
Univision Communications, Inc. 12% 7/1/14 (f)		1,955,000	2,101,625
Viacom, Inc.:
6.125% 10/5/17		2,051,000	2,287,993
6.25% 4/30/16		5,600,000	6,286,370
6.75% 10/5/37		1,460,000	1,570,614
Videotron Ltd. 9.125% 4/15/18		1,965,000	2,095,280
Visant Holding Corp. 8.75% 12/1/13		450,000	453,375
			215,467,872
Multiline Retail - 0.1%
Matahari International Finance Co. BV 10.75% 8/7/12		2,225,000	2,330,688
Neiman Marcus Group, Inc.:
9% 10/15/15 pay-in-kind (m)		2,700,000	2,619,000
10.375% 10/15/15		455,000	448,175
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14		2,060,000	2,049,700
			7,447,563
Specialty Retail - 0.1%
AutoNation, Inc. 6.75% 4/15/18		2,040,000	1,983,900
Ltd. Brands, Inc.:
7% 5/1/20		1,155,000	1,140,563
8.5% 6/15/19		2,880,000	3,067,200
Sonic Automotive, Inc. 9% 3/15/18		2,000,000	1,980,000
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (f)		5,060,000	5,540,700
			13,712,363
Textiles, Apparel & Luxury Goods - 0.0%
Phillips-Van Heusen Corp. 7.375% 5/15/20		1,235,000	1,238,088
TOTAL CONSUMER DISCRETIONARY			325,775,147
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - 1.3%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 7.75% 1/15/19 (f)		$ 4,750,000	$ 5,629,425
Cerveceria Nacional Dominicana C por A 8% 3/27/14 (Reg. S)		100,000	104,125
Diageo Capital PLC 5.2% 1/30/13		1,037,000	1,127,290
FBG Finance Ltd. 5.125% 6/15/15 (f)		2,936,000	3,187,407
			10,048,247
Food & Staples Retailing - 0.3%
Albertsons, Inc.:
7.45% 8/1/29		250,000	210,000
7.75% 6/15/26		600,000	507,000
8% 5/1/31		2,385,000	2,074,950
CVS Caremark Corp.:
0.5519% 6/1/10 (m)		2,296,000	2,296,000
6.036% 12/10/28		13,920,750	14,087,381
6.302% 6/1/37 (m)		9,771,000	8,842,755
SUPERVALU, Inc.:
7.5% 11/15/14		1,595,000	1,610,950
8% 5/1/16		4,285,000	4,177,875
The Great Atlantic & Pacific Tea Co. 11.375% 8/1/15 (f)		2,330,000	2,062,050
Tops Markets LLC 10.125% 10/15/15 (f)		1,825,000	1,852,375
			37,721,336
Food Products - 0.4%
Cargill, Inc. 6% 11/27/17 (f)		9,457,000	10,610,707
Ciliandra Perkasa Finance Co. Pte. Ltd. 10.75% 12/8/11 (Reg. S)		455,000	452,725
Dole Food Co., Inc. 8% 10/1/16 (f)		3,500,000	3,482,500
Kraft Foods, Inc.:
5.375% 2/10/20		10,631,000	11,040,846
5.625% 11/1/11		3,660,000	3,868,265
6.125% 2/1/18		10,623,000	11,726,900
6.5% 8/11/17		8,720,000	9,873,482
6.75% 2/19/14		540,000	616,197
			51,671,622
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13		1,789,000	1,921,322
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - 0.5%
Altria Group, Inc.:
9.7% 11/10/18		$ 22,622,000	$ 27,428,745
9.95% 11/10/38		7,025,000	8,985,951
Philip Morris International, Inc.:
4.875% 5/16/13		9,347,000	10,094,124
5.65% 5/16/18		7,161,000	7,784,601
Reynolds American, Inc.:
6.75% 6/15/17		2,994,000	3,160,526
7.25% 6/15/37		4,941,000	4,832,125
			62,286,072
TOTAL CONSUMER STAPLES			163,648,599
ENERGY - 3.0%
Energy Equipment & Services - 0.2%
Compagnie Generale de Geophysique SA:
7.5% 5/15/15		1,735,000	1,665,600
7.75% 5/15/17		2,675,000	2,568,000
DCP Midstream LLC 5.35% 3/15/20 (f)		8,730,000	8,727,294
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		1,295,000	1,230,250
Hercules Offshore, Inc. 10.5% 10/15/17 (f)		1,940,000	1,804,200
Parker Drilling Co. 9.125% 4/1/18 (f)		880,000	827,200
Transocean Ltd. 5.25% 3/15/13		1,883,000	1,924,765
Weatherford International Ltd.:
4.95% 10/15/13		1,742,000	1,827,513
5.15% 3/15/13		2,277,000	2,403,877
7% 3/15/38		5,880,000	5,724,909
9.625% 3/1/19		1,500,000	1,836,828
			30,540,436
Oil, Gas & Consumable Fuels - 2.8%
Adaro Indonesia PT 7.625% 10/22/19 (f)		1,065,000	1,091,625
Anadarko Petroleum Corp. 5.95% 9/15/16		14,836,000	15,803,292
Antero Resources Finance Corp. 9.375% 12/1/17 (f)		3,190,000	3,142,150
Arch Coal, Inc. 8.75% 8/1/16 (f)		1,030,000	1,060,900
Atlas Pipeline Partners LP 8.125% 12/15/15		1,610,000	1,521,450
ATP Oil & Gas Corp. 11.875% 5/1/15 (f)		3,540,000	2,814,300
BW Group Ltd. 6.625% 6/28/17 (f)		2,957,000	2,750,010
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Natural Resources Ltd.:
5.15% 2/1/13		$ 4,498,000	$ 4,815,847
5.7% 5/15/17		16,009,000	17,490,457
Cenovus Energy, Inc. 6.75% 11/15/39 (f)		3,322,000	3,604,918
Chesapeake Energy Corp.:
7.5% 9/15/13		2,265,000	2,321,625
7.5% 6/15/14		1,105,000	1,132,625
7.625% 7/15/13		895,000	926,325
ConocoPhillips:
4.6% 1/15/15		10,000,000	10,819,240
5.75% 2/1/19		2,930,000	3,249,979
CONSOL Energy, Inc.:
8% 4/1/17 (f)		2,320,000	2,354,800
8.25% 4/1/20 (f)		1,545,000	1,568,175
Continental Resources, Inc. 7.375% 10/1/20 (f)		1,055,000	1,023,350
Denbury Resources, Inc. 9.75% 3/1/16		1,060,000	1,139,500
Drummond Co., Inc.:
7.375% 2/15/16		5,390,000	5,147,450
9% 10/15/14 (f)		2,380,000	2,427,600
DTEK Finance BV 9.5% 4/28/15 (f)		850,000	792,625
Duke Capital LLC 6.25% 2/15/13		1,000,000	1,086,787
Duke Energy Field Services:
5.375% 10/15/15 (f)		1,222,000	1,310,540
6.45% 11/3/36 (f)		1,801,000	1,773,495
6.875% 2/1/11		2,313,000	2,393,289
7.875% 8/16/10		1,037,000	1,050,415
El Paso Natural Gas Co. 5.95% 4/15/17		935,000	977,807
Enbridge Energy Partners LP:
5.875% 12/15/16		1,806,000	1,986,338
6.5% 4/15/18		2,372,000	2,656,035
EnCana Holdings Finance Corp. 5.8% 5/1/14		2,888,000	3,204,961
Enterprise Products Operating LP:
5.6% 10/15/14		1,955,000	2,115,705
5.65% 4/1/13		697,000	747,878
Forest Oil Corp. 8.5% 2/15/14		4,070,000	4,181,925
Frontier Oil Corp. 8.5% 9/15/16		1,950,000	1,989,000
Gulf South Pipeline Co. LP 5.75% 8/15/12 (f)		3,863,000	4,155,452
KazMunaiGaz Finance Sub BV:
7% 5/5/20 (f)		505,000	487,325
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
KazMunaiGaz Finance Sub BV: - continued
8.375% 7/2/13 (f)		$ 1,520,000	$ 1,611,200
9.125% 7/2/18 (f)		1,340,000	1,477,350
11.75% 1/23/15 (f)		1,860,000	2,213,400
Kinder Morgan Energy Partners LP:
5.3% 9/15/20		11,279,000	11,147,769
6.55% 9/15/40		3,179,000	3,129,910
LINN Energy LLC 8.625% 4/15/20 (f)		2,685,000	2,658,150
Lukoil International Finance BV 6.656% 6/7/22 (f)		1,222,000	1,130,350
Massey Energy Co. 6.875% 12/15/13		1,515,000	1,454,400
Motiva Enterprises LLC:
5.75% 1/15/20 (f)		3,578,000	3,794,963
6.85% 1/15/40 (f)		13,582,000	15,028,986
Naftogaz of Ukraine NJSC 9.5% 9/30/14		1,775,000	1,792,750
Nakilat, Inc.:
6.067% 12/31/33 (f)		4,384,000	4,122,275
6.267% 12/31/33 (Reg. S)		835,000	780,725
Nexen, Inc.:
5.05% 11/20/13		3,845,000	4,116,580
5.2% 3/10/15		909,000	967,410
5.875% 3/10/35		240,000	225,211
6.4% 5/15/37		3,645,000	3,657,900
NGPL PipeCo LLC 6.514% 12/15/12 (f)		8,163,000	8,363,981
OPTI Canada, Inc.:
8.25% 12/15/14		1,980,000	1,702,800
9% 12/15/12 (f)		1,680,000	1,629,600
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		500,000	428,750
8.125% 3/30/18		2,530,000	2,479,400
Pan American Energy LLC 7.875% 5/7/21 (f)		4,475,000	4,296,000
Pemex Project Funding Master Trust:
1.557% 6/15/10 (f)(m)		1,245,000	1,238,775
6.625% 6/15/35		625,000	612,498
Petro-Canada:
6.05% 5/15/18		3,850,000	4,206,575
6.8% 5/15/38		8,950,000	9,668,560
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		12,170,000	12,077,727
6.875% 1/20/40		9,670,000	9,704,309
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.: - continued
7.875% 3/15/19		$ 10,219,000	$ 11,566,886
8.375% 12/10/18		160,000	184,800
Petrohawk Energy Corp.:
7.875% 6/1/15		1,485,000	1,438,594
9.125% 7/15/13		3,845,000	3,941,125
10.5% 8/1/14		3,025,000	3,176,250
Petroleos de Venezuela SA:
5.25% 4/12/17		3,255,000	1,765,838
5.375% 4/12/27		7,340,000	3,266,300
Petroleos Mexicanos 6% 3/5/20 (f)		465,000	469,069
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		795,000	719,475
Petroleum Development Corp. 12% 2/15/18		1,605,000	1,653,150
Petroleum Export Ltd.:
4.623% 6/15/10		10,556	10,556
4.633% 6/15/10		39,444	39,444
5.265% 6/15/11 (Reg. S)		247,534	247,534
Pioneer Natural Resources Co.:
6.65% 3/15/17		4,605,000	4,489,875
7.5% 1/15/20		1,245,000	1,251,225
Plains All American Pipeline LP:
6.125% 1/15/17		6,185,000	6,604,764
7.75% 10/15/12		2,358,000	2,618,736
Plains Exploration & Production Co.:
7% 3/15/17		5,005,000	4,592,088
8.625% 10/15/19		2,105,000	2,057,638
10% 3/1/16		3,215,000	3,343,600
Quicksilver Resources, Inc.:
7.125% 4/1/16		2,960,000	2,678,800
9.125% 8/15/19		2,040,000	2,045,100
11.75% 1/1/16		2,255,000	2,474,863
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (f)		2,389,600	2,653,538
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (f)		4,773,000	4,923,550
5.5% 9/30/14 (f)		6,670,000	7,127,262
5.832% 9/30/16 (f)		1,343,000	1,418,208
6.332% 9/30/27 (f)		1,840,000	1,887,288
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquefied Natural Gas Co. Ltd. III: - continued
6.75% 9/30/19 (f)		$ 4,366,000	$ 4,748,584
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)		2,720,000	2,936,085
Ship Finance International Ltd. 8.5% 12/15/13		2,065,000	1,992,725
Suncor Energy, Inc. 6.1% 6/1/18		10,851,000	11,896,830
Teekay Corp. 8.5% 1/15/20		1,350,000	1,366,875
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		780,000	809,250
TransCanada PipeLines Ltd.:
3.4% 6/1/15		2,664,000	2,680,325
6.1% 6/1/40		11,000,000	10,907,193
6.35% 5/15/67 (m)		2,371,000	2,150,921
XTO Energy, Inc.:
5% 1/31/15		1,749,000	1,917,490
5.65% 4/1/16		1,200,000	1,359,080
YPF SA 10% 11/2/28		1,780,000	1,851,200
			356,095,613
TOTAL ENERGY			386,636,049
FINANCIALS - 9.0%
Capital Markets - 1.7%
Bear Stearns Companies, Inc.:
4.5% 10/28/10		1,833,000	1,854,653
5.3% 10/30/15		1,170,000	1,240,136
BlackRock, Inc. 6.25% 9/15/17		8,408,000	9,515,216
Citigroup Capital XXI 8.3% 12/21/77 (m)		3,916,848	3,740,590
Equinox Holdings, Inc. 9.5% 2/1/16 (f)		970,000	950,600
Goldman Sachs Group, Inc.:
5.25% 10/15/13		5,903,000	6,141,930
5.625% 1/15/17		3,200,000	3,185,107
5.95% 1/18/18		3,989,000	4,046,705
6.15% 4/1/18		4,275,000	4,367,126
6.75% 10/1/37		9,643,000	9,028,336
7.5% 2/15/19		1,757,000	1,939,802
Janus Capital Group, Inc.:
6.125% 9/15/11 (e)		2,473,000	2,509,217
6.5% 6/15/12		4,266,000	4,400,294
JPMorgan Chase Capital XX 6.55% 9/29/36		17,904,000	16,792,215
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
JPMorgan Chase Capital XXV 6.8% 10/1/37		$ 7,405,000	$ 7,161,835
Lazard Group LLC:
6.85% 6/15/17		3,867,000	3,982,148
7.125% 5/15/15		1,377,000	1,458,134
Merrill Lynch & Co., Inc.:
5.45% 2/5/13		17,070,000	17,811,077
6.4% 8/28/17		2,720,000	2,784,918
6.875% 4/25/18		6,836,000	7,041,018
Morgan Stanley:
2.9228% 5/14/13 (m)		9,924,000	9,906,038
4.75% 4/1/14		2,429,000	2,411,297
5.25% 11/2/12		244,000	254,977
5.45% 1/9/17		2,238,000	2,160,785
5.625% 9/23/19		11,500,000	10,990,389
5.95% 12/28/17		5,050,000	5,034,517
6% 5/13/14		17,110,000	17,736,004
6.6% 4/1/12		5,719,000	6,017,377
6.625% 4/1/18		15,268,000	15,678,419
7.3% 5/13/19		8,304,000	8,722,015
MU Finance PLC 8.375% 2/1/17 (f)		2,735,000	2,605,088
Northern Trust Corp. 5.5% 8/15/13		2,560,000	2,843,528
Nuveen Investments, Inc.:
5.5% 9/15/15		900,000	657,000
10.5% 11/15/15		900,000	810,000
Penson Worldwide, Inc. 12.5% 5/15/17 (f)		1,055,000	1,084,013
Scotland International Finance No. 2 BV 7.7% 8/15/10 (f)		978,000	989,111
The Bank of New York, Inc. 4.95% 11/1/12		3,864,000	4,170,152
UBS AG Stamford Branch 5.75% 4/25/18		4,505,000	4,586,167
			206,607,934
Commercial Banks - 1.6%
African Export-Import Bank 8.75% 11/13/14		1,040,000	1,097,200
Bank of America NA:
5.3% 3/15/17		3,315,000	3,252,333
6% 10/15/36		690,000	631,320
Bank One Corp. 5.25% 1/30/13		930,000	986,206
Barclays Bank PLC 5% 9/22/16		8,175,000	8,077,252
BB&T Capital Trust IV 6.82% 6/12/77 (m)		2,330,000	2,097,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
BB&T Corp. 6.5% 8/1/11		$ 1,243,000	$ 1,307,447
Chase Manhattan Corp. 7.875% 6/15/10		1,553,000	1,556,190
Credit Suisse New York Branch:
5% 5/15/13		9,569,000	10,178,574
6% 2/15/18		16,107,000	16,440,206
DBS Bank Ltd. (Singapore) 0.6559% 5/16/17 (f)(m)		3,914,986	3,680,087
Development Bank of Philippines 8.375% (m)		1,355,000	1,436,300
Discover Bank 8.7% 11/18/19		12,480,000	13,654,518
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		5,900,000	5,782,000
Export-Import Bank of Korea:
5.125% 2/14/11		2,920,000	2,982,593
5.25% 2/10/14 (f)		565,000	585,693
5.5% 10/17/12		2,256,000	2,394,293
Fifth Third Bancorp:
4.5% 6/1/18		145,000	135,516
8.25% 3/1/38		3,929,000	4,193,265
Fifth Third Capital Trust IV 6.5% 4/15/67 (m)		4,825,000	3,860,000
HBOS PLC 6.75% 5/21/18 (f)		6,067,000	5,727,218
HSBC Holdings PLC:
0.4915% 10/6/16 (m)		1,143,000	1,122,509
6.5% 9/15/37		8,400,000	8,528,470
HSBK (Europe) B.V. 9.25% 10/16/13 (f)		1,965,000	1,989,563
JPMorgan Chase Bank 6% 10/1/17		2,095,000	2,238,021
Kazkommerts International BV 8.5% 4/16/13 (f)		1,245,000	1,132,950
KeyBank NA:
5.8% 7/1/14		8,672,000	9,201,842
6.95% 2/1/28		1,977,000	1,968,705
7% 2/1/11		1,124,000	1,160,727
KeyBank NA, Cleveland 5.45% 3/3/16		3,939,000	4,030,877
Kiev Ukraine 8.625% 7/15/11 (Issued by UniCredit Bank AG for Kiev Ukraine)		535,000	518,950
Korea Development Bank 4.625% 9/16/10		1,833,000	1,850,434
Lloyds TSB Bank PLC 5.8% 1/13/20 (f)		4,539,000	4,263,855
Manufacturers & Traders Trust Co. 1.7909% 4/1/13 (f)(m)		720,797	703,146
Marshall & Ilsley Bank:
4.85% 6/16/15		2,400,000	2,272,337
5% 1/17/17		753,000	672,041
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Marshall & Ilsley Bank: - continued
5.25% 9/4/12		$ 3,100,000	$ 3,068,991
PNC Funding Corp.:
0.4778% 1/31/12 (m)		3,707,000	3,669,567
3.625% 2/8/15		2,779,000	2,835,089
Regions Bank 6.45% 6/26/37		7,653,000	6,508,785
Regions Financial Corp.:
5.75% 6/15/15		1,964,000	1,945,024
7.75% 11/10/14		6,185,000	6,569,354
RSHB Capital SA 9% 6/11/14 (f)		405,000	449,550
Sovereign Bank 2.0544% 8/1/13 (m)		985	973
Standard Chartered Bank 6.4% 9/26/17 (f)		3,365,000	3,523,788
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (f)(m)		2,933,000	2,781,343
UnionBanCal Corp. 5.25% 12/16/13		662,000	716,290
Wachovia Bank NA:
4.875% 2/1/15		1,408,000	1,472,783
6.6% 1/15/38		9,000,000	9,383,463
Wachovia Corp.:
0.4328% 10/15/11 (m)		4,016,000	3,988,097
0.4428% 4/23/12 (m)		543,000	536,589
5.625% 10/15/16		3,399,000	3,612,457
5.75% 6/15/17		2,933,000	3,119,457
Wells Fargo & Co. 3.625% 4/15/15		10,194,000	10,315,849
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11		580,000	599,451
Zions Bancorp. 7.75% 9/23/14		3,590,000	3,613,281
			200,419,819
Consumer Finance - 1.1%
Capital One Bank USA NA 8.8% 7/15/19		6,727,000	8,022,351
Capital One Financial Corp. 5.7% 9/15/11		5,251,000	5,475,443
Discover Financial Services:
0.7856% 6/11/10 (m)		1,604,000	1,603,674
6.45% 6/12/17		9,775,000	9,760,885
10.25% 7/15/19		11,089,000	13,061,766
Ford Motor Credit Co. LLC:
7% 4/15/15		2,970,000	2,925,450
7.5% 8/1/12		2,625,000	2,651,250
8% 6/1/14		3,390,000	3,474,750
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC: - continued
8% 12/15/16		$ 2,135,000	$ 2,139,146
8.125% 1/15/20		1,780,000	1,781,686
12% 5/15/15		3,440,000	4,007,600
General Electric Capital Corp.:
5.625% 9/15/17		5,858,000	6,196,657
5.625% 5/1/18		25,000,000	25,953,525
5.875% 1/14/38		14,000,000	13,103,524
6.375% 11/15/67 (m)		9,000,000	8,325,000
GMAC LLC:
6.75% 12/1/14		4,595,000	4,376,738
8% 11/1/31		2,190,000	1,992,900
Household Finance Corp. 6.375% 10/15/11		1,860,000	1,966,550
HSBC Finance Corp.:
5.25% 1/14/11		1,308,000	1,333,235
5.25% 1/15/14		1,054,000	1,116,428
MBNA America Bank NA 7.125% 11/15/12 (f)		693,000	755,130
MBNA Corp. 7.5% 3/15/12		1,608,000	1,732,007
National Money Mart Co. 10.375% 12/15/16 (f)		2,975,000	3,012,188
ORIX Corp. 5.48% 11/22/11		385,000	398,909
SLM Corp.:
0.457% 3/15/11 (m)		112,000	108,553
0.5458% 10/25/11 (m)		12,343,000	11,611,566
8% 3/25/20		3,768,000	3,351,628
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (f)		272,731	284,322
			140,522,861
Diversified Financial Services - 1.5%
Bank of America Corp.:
5.75% 12/1/17		4,590,000	4,648,325
8% (m)		970,000	931,200
8.125% (m)		2,910,000	2,822,700
Bank of Georgia JSC 9% 2/8/12 (Issued by BG Finance BV for Bank of Georgia JSC)		390,000	388,050
Calpine Construction Finance Co. LP 8% 6/1/16 (f)		2,835,000	2,849,175
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18 (f)		865,000	856,350
8.125% 4/30/20 (f)		2,065,000	2,054,675
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
CIT Group, Inc.:
7% 5/1/13		$ 362,745	$ 350,956
7% 5/1/14		2,039,117	1,906,574
7% 5/1/15		544,117	506,029
7% 5/1/16		1,541,861	1,418,512
7% 5/1/17		2,834,604	2,565,317
Citigroup, Inc.:
4.75% 5/19/15		13,761,000	13,591,203
5.3% 10/17/12		9,674,000	10,034,792
5.5% 4/11/13		13,549,000	13,956,852
6.125% 5/15/18		15,634,000	15,991,096
6.5% 1/18/11		1,307,000	1,344,742
6.5% 8/19/13		10,774,000	11,347,101
City of Buenos Aires 12.5% 4/6/15 (f)		2,240,000	2,172,800
GMAC, Inc. 8% 3/15/20 (f)		1,835,000	1,761,600
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16 (f)		2,605,000	2,448,700
8% 1/15/18 (f)		2,605,000	2,448,700
ILFC E-Capital Trust II 6.25% 12/21/65 (f)(m)		1,250,000	787,500
Ineos Finance PLC 9% 5/15/15 (f)		1,715,000	1,693,563
International Lease Finance Corp.:
5.4% 2/15/12		2,864,000	2,677,840
5.625% 9/20/13		380,000	333,450
5.65% 6/1/14		11,820,000	10,165,200
6.375% 3/25/13		1,858,000	1,690,780
6.625% 11/15/13		4,281,000	3,885,008
JPMorgan Chase & Co.:
4.891% 9/1/15 (m)		2,729,000	2,722,483
4.95% 3/25/20		17,148,000	17,149,080
5.6% 6/1/11		2,139,000	2,221,386
5.75% 1/2/13		2,217,000	2,378,748
6.75% 2/1/11		376,000	389,298
LBI Escrow Corp. 8% 11/1/17 (f)		2,135,000	2,156,350
NSG Holdings II, LLC 7.75% 12/15/25 (f)		9,115,000	8,157,925
Pontis Ltd. 6.25% 7/20/10 (f)		1,750,000	1,680,000
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)		1,090,000	1,017,580
5.5% 1/15/14 (f)		695,000	686,996
5.7% 4/15/17 (f)		1,696,000	1,547,257
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		$ 460,000	$ 449,650
Sunwest Management, Inc. 7.9726% 2/10/15		370,194	280,237
Teachers Insurance & Annuity Association of America 6.85% 12/16/39 (f)		6,200,000	6,814,674
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,586,139
5.15% 3/15/20		3,681,000	3,736,406
TMK Capital SA 10% 7/29/11		1,900,000	1,942,750
TransCapitalInvest Ltd. 5.67% 3/5/14 (f)		3,238,000	3,246,095
UPC Germany GmbH 8.125% 12/1/17 (f)		1,950,000	1,911,000
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(m)		4,780,000	4,320,423
ZFS Finance USA Trust II 6.45% 12/15/65 (f)(m)		5,755,000	5,237,050
ZFS Finance USA Trust IV 5.875% 5/9/62 (f)(m)		1,673,000	1,505,700
ZFS Finance USA Trust V 6.5% 5/9/67 (f)(m)		3,125,000	2,843,750
			192,609,767
Insurance - 1.2%
Allstate Corp.:
5.55% 5/9/35		7,505,000	7,288,811
6.2% 5/16/14		6,893,000	7,754,184
American International Group, Inc. 8.175% 5/15/68 (m)		7,875,000	6,142,500
Assurant, Inc. 5.625% 2/15/14		1,912,000	2,008,319
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	592,713
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(m)		1,491,000	1,326,990
Jackson National Life Global Funding 5.375% 5/8/13 (f)		753,000	806,270
Liberty Mutual Group, Inc. 6.5% 3/15/35 (f)		594,000	520,573
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (f)		7,475,000	9,814,974
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0401% 6/30/12 (f)(m)		7,114,000	7,087,678
MetLife, Inc.:
5% 6/15/15		1,163,000	1,227,219
6.125% 12/1/11		990,000	1,048,823
6.75% 6/1/16		7,610,000	8,442,138
7.717% 2/15/19		5,192,000	6,008,245
Metropolitan Life Global Funding I:
4.625% 8/19/10 (f)		3,299,000	3,320,404
5.125% 4/10/13 (f)		559,000	602,927
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I: - continued
5.125% 6/10/14 (f)		$ 6,751,000	$ 7,241,987
Monumental Global Funding II 5.65% 7/14/11 (f)		1,652,000	1,705,041
Monumental Global Funding III 5.5% 4/22/13 (f)		2,202,000	2,328,512
New York Life Insurance Co. 6.75% 11/15/39 (f)		4,378,000	4,807,495
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)		5,160,000	5,224,510
Pacific Life Global Funding 5.15% 4/15/13 (f)		11,281,000	11,838,552
Pacific Life Insurance Co. 9.25% 6/15/39 (f)		7,656,000	9,532,555
Pacific LifeCorp 6% 2/10/20 (f)		5,766,000	6,005,064
Prudential Financial, Inc.:
3.625% 9/17/12		11,000,000	11,231,033
4.75% 9/17/15		11,000,000	11,310,365
5.15% 1/15/13		2,167,000	2,290,473
5.4% 6/13/35		452,000	402,129
5.5% 3/15/16		425,000	448,272
5.7% 12/14/36		384,000	358,209
6.2% 1/15/15		1,180,000	1,298,401
7.375% 6/15/19		3,230,000	3,697,898
8.875% 6/15/38 (m)		1,915,000	2,029,900
QBE Insurance Group Ltd. 5.647% 7/1/23 (f)(m)		375,000	342,979
Symetra Financial Corp. 6.125% 4/1/16 (f)		5,181,000	5,130,195
The Chubb Corp. 5.75% 5/15/18		4,035,000	4,448,277
			155,664,615
Real Estate Investment Trusts - 0.5%
AvalonBay Communities, Inc.:
4.95% 3/15/13		367,000	387,845
5.5% 1/15/12		1,759,000	1,852,368
Camden Property Trust:
5.375% 12/15/13		4,073,000	4,314,659
5.875% 11/30/12		670,000	720,623
Developers Diversified Realty Corp.:
4.625% 8/1/10		3,018,000	3,021,401
5.25% 4/15/11		3,363,000	3,382,038
5.375% 10/15/12		3,206,000	3,178,813
7.5% 4/1/17		4,686,000	4,663,521
Duke Realty LP:
4.625% 5/15/13		701,000	717,586
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
5.875% 8/15/12		$ 1,017,000	$ 1,071,265
Equity One, Inc.:
6% 9/15/17		890,000	889,425
6.25% 12/15/14		5,251,000	5,429,713
6.25% 1/15/17		494,000	503,736
Federal Realty Investment Trust:
5.4% 12/1/13		441,000	471,510
5.9% 4/1/20		2,450,000	2,543,223
6% 7/15/12		2,933,000	3,132,113
6.2% 1/15/17		620,000	663,988
HMB Capital Trust V 3.857% 12/15/36 (b)(f)(m)		270,000	27
HRPT Properties Trust:
5.75% 11/1/15		890,000	917,058
6.25% 6/15/17		1,232,000	1,262,402
6.65% 1/15/18		656,000	676,320
Liberty Property Trust 8.5% 8/1/10		6,245,000	6,291,344
Omega Healthcare Investors, Inc.:
7% 4/1/14		7,000,000	6,947,500
7% 1/15/16		1,960,000	1,930,600
Rouse Co.:
5.375% 11/26/13 (b)		145,000	154,425
7.2% 9/15/12 (b)		10,000	11,250
Senior Housing Properties Trust:
6.75% 4/15/20		2,325,000	2,232,000
8.625% 1/15/12		250,000	256,875
UDR, Inc. 5.5% 4/1/14		5,222,000	5,432,277
Washington (REIT) 5.95% 6/15/11		3,701,000	3,761,741
			66,817,646
Real Estate Management & Development - 1.0%
AMB Property LP 5.9% 8/15/13		2,580,000	2,712,816
Arden Realty LP 5.2% 9/1/11		1,339,000	1,386,022
BioMed Realty LP 6.125% 4/15/20 (f)		3,359,000	3,436,143
Brandywine Operating Partnership LP:
5.625% 12/15/10		4,192,000	4,257,374
5.7% 5/1/17		5,943,000	5,865,491
5.75% 4/1/12		2,498,000	2,591,195
Colonial Properties Trust 6.875% 8/15/12		4,000,000	4,110,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Colonial Realty LP 6.05% 9/1/16		$ 2,000,000	$ 1,897,332
Duke Realty LP:
5.4% 8/15/14		5,308,000	5,451,581
5.625% 8/15/11		2,982,000	3,063,280
5.95% 2/15/17		699,000	705,167
6.25% 5/15/13		14,250,000	15,246,984
6.5% 1/15/18		3,795,000	3,990,856
6.75% 3/15/20		10,000,000	10,492,550
ERP Operating LP:
5.25% 9/15/14		1,310,000	1,394,850
5.375% 8/1/16		2,681,000	2,832,152
5.5% 10/1/12		3,655,000	3,924,874
5.75% 6/15/17		9,733,000	10,295,246
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	91,500
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	619,124
Host Hotels & Resorts LP:
6.875% 11/1/14		835,000	826,650
9% 5/15/17 (f)		2,135,000	2,252,425
Liberty Property LP:
5.125% 3/2/15		848,000	869,747
5.5% 12/15/16		1,523,000	1,570,161
6.625% 10/1/17		3,829,000	4,039,342
Mack-Cali Realty LP 7.75% 2/15/11		976,000	1,009,534
Post Apartment Homes LP 6.3% 6/1/13		3,812,000	4,028,659
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	3,614,318
Regency Centers LP:
4.95% 4/15/14		611,000	622,390
5.25% 8/1/15		2,133,000	2,197,376
5.875% 6/15/17		1,056,000	1,097,709
Simon Property Group LP:
4.2% 2/1/15		3,659,000	3,747,533
4.6% 6/15/10		584,000	584,575
4.875% 8/15/10		675,000	678,175
6.75% 2/1/40		6,410,000	6,785,370
Tanger Properties LP 6.15% 11/15/15		24,000	26,078
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (f)		2,455,000	2,516,375
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP:
6.5% 6/1/16		$ 105,000	$ 104,213
6.5% 6/1/16		450,000	446,625
6.625% 10/15/14		3,505,000	3,557,575
6.75% 4/1/17		250,000	248,750
			125,188,117
Thrifts & Mortgage Finance - 0.4%
Bank of America Corp.:
4.9% 5/1/13		7,817,000	8,132,510
5.65% 5/1/18		12,000,000	12,069,060
6.5% 8/1/16		9,000,000	9,586,026
7.375% 5/15/14		1,930,000	2,131,046
Countrywide Financial Corp. 5.8% 6/7/12		5,896,000	6,215,204
First Niagara Financial Group, Inc. 6.75% 3/19/20		7,320,000	7,658,953
Independence Community Bank Corp.:
2.1115% 4/1/14 (m)		4,218,000	4,129,068
4.9% 9/23/10		1,696,000	1,710,793
Wrightwood Capital LLC 10.5% 6/1/14 (b)(f)		100,000	37,500
			51,670,160
TOTAL FINANCIALS			1,139,500,919
HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.1%
Biomet, Inc.:
10% 10/15/17		4,825,000	5,090,375
10.375% 10/15/17 pay-in-kind (m)		3,155,000	3,336,413
Inverness Medical Innovations, Inc.:
7.875% 2/1/16 (f)		1,485,000	1,410,750
9% 5/15/16		2,790,000	2,748,150
			12,585,688
Health Care Providers & Services - 0.4%
Apria Healthcare Group, Inc.:
11.25% 11/1/14 (f)		1,705,000	1,790,250
12.375% 11/1/14 (f)		985,000	1,049,025
Community Health Systems, Inc. 8.875% 7/15/15		4,985,000	5,084,700
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Coventry Health Care, Inc.:
5.95% 3/15/17		$ 1,747,000	$ 1,725,234
6.3% 8/15/14		3,618,000	3,833,181
DASA Finance Corp. 8.75% 5/29/18 (f)		480,000	512,400
Express Scripts, Inc.:
5.25% 6/15/12		7,157,000	7,658,584
6.25% 6/15/14		4,238,000	4,754,095
HCA, Inc.:
8.5% 4/15/19 (f)		3,030,000	3,154,988
9.125% 11/15/14		3,905,000	4,075,844
9.25% 11/15/16		4,905,000	5,125,725
9.625% 11/15/16 pay-in-kind (m)		11,255,066	11,845,957
Psychiatric Solutions, Inc. 7.75% 7/15/15		420,000	422,100
Rural/Metro Corp. 12.75% 3/15/16		995,000	1,044,750
Skilled Healthcare Group, Inc. 11% 1/15/14		64,000	66,720
Sun Healthcare Group, Inc. 9.125% 4/15/15		10,000	10,400
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc. 8% 2/1/18		3,985,000	3,805,675
			55,959,628
Health Care Technology - 0.1%
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14		7,885,000	8,141,263
Pharmaceuticals - 0.1%
Abbott Laboratories 5.3% 5/27/40		5,300,000	5,206,206
Mylan, Inc. 7.625% 7/15/17 (f)		1,115,000	1,131,725
Novartis Capital Corp. 4.125% 2/10/14		2,930,000	3,131,150
Roche Holdings, Inc. 5% 3/1/14 (f)		5,943,000	6,516,458
Teva Pharmaceutical Finance LLC 5.55% 2/1/16		958,000	1,080,769
Valeant Pharmaceuticals International 7.625% 3/15/20 (f)		1,720,000	1,681,300
			18,747,608
TOTAL HEALTH CARE			95,434,187
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
6.375% 6/1/19 (f)		8,071,000	9,116,533
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
BAE Systems Holdings, Inc.: - continued
6.4% 12/15/11 (f)		$ 818,000	$ 870,359
BE Aerospace, Inc. 8.5% 7/1/18		2,875,000	2,975,625
Triumph Group, Inc. 8% 11/15/17		2,080,000	1,986,400
			14,948,917
Airlines - 0.3%
American Airlines, Inc. 10.5% 10/15/12 (f)		3,200,000	3,296,000
American Airlines, Inc. pass-thru trust certificates:
6.977% 11/23/22		934,236	747,389
6.978% 10/1/12		178,326	179,217
8.608% 10/1/12		960,000	883,200
10.375% 7/2/19		1,891,880	2,052,689
AMR Corp. 9% 8/1/12		485,000	415,888
Continental Airlines, Inc.:
pass-thru trust certificates:
7.875% 7/2/18		851,601	719,603
9.798% 4/1/21		624,198	586,746
6.648% 3/15/19		2,820,535	2,820,535
6.82% 5/1/18		221,731	220,623
6.9% 7/2/19		834,780	826,432
Continental Airlines, Inc. 9.25% 5/10/17		3,060,000	2,998,800
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		350,562	345,304
7.57% 11/18/10		11,016,000	11,126,160
8.021% 8/10/22		1,705,500	1,603,170
8.954% 8/10/14		2,310,672	2,218,245
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		910,740	792,344
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19		1,971,391	1,803,823
8.36% 7/20/20		1,464,646	1,435,353
United Air Lines, Inc.:
9.875% 8/1/13 (f)		785,000	800,700
12% 11/1/13 (f)		995,000	1,024,850
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		855,119	641,339
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc. pass-thru trust certificates: - continued
9.75% 1/15/17		$ 2,400,000	$ 2,574,000
12% 1/15/16 (f)		855,000	893,475
			41,005,885
Commercial Services & Supplies - 0.1%
ACCO Brands Corp. 10.625% 3/15/15		795,000	850,650
ARAMARK Corp.:
3.8466% 2/1/15 (m)		5,440,000	5,113,600
8.5% 2/1/15		1,775,000	1,775,000
International Lease Finance Corp.:
8.625% 9/15/15 (f)		2,745,000	2,491,088
8.75% 3/15/17 (f)		1,545,000	1,394,363
United Rentals North America, Inc. 9.25% 12/15/19		1,310,000	1,310,000
			12,934,701
Construction & Engineering - 0.0%
Amsted Industries, Inc. 8.125% 3/15/18 (f)		2,535,000	2,471,625
Odebrecht Finance Ltd. 7% 4/21/20 (f)		460,000	460,000
Odebrecht Overseas Ltd. 9.625%		150,000	150,000
			3,081,625
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
5.15% 10/15/10		2,528,000	2,566,208
5.45% 10/15/12		618,000	676,979
6% 10/15/17		2,929,000	3,306,797
General Electric Co. 5.25% 12/6/17		17,730,000	18,979,557
Otter Tail Corp. 9% 12/15/16		2,410,000	2,578,700
Sequa Corp.:
11.75% 12/1/15 (f)		1,415,000	1,344,250
13.5% 12/1/15 pay-in-kind (f)		901,711	883,677
			30,336,168
Machinery - 0.1%
Atlas Copco AB 5.6% 5/22/17 (f)		611,000	652,586
Case New Holland, Inc. 7.75% 9/1/13		1,230,000	1,230,000
Navistar International Corp. 8.25% 11/1/21		1,610,000	1,601,950
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
RBS Global, Inc. / Rexnord Corp.:
8.5% 5/1/18 (f)		$ 2,960,000	$ 2,797,200
11.75% 8/1/16		1,860,000	1,915,800
			8,197,536
Marine - 0.0%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (f)		1,970,000	1,989,700
9.5% 12/15/14		3,070,000	2,985,575
			4,975,275
Professional Services - 0.0%
FTI Consulting, Inc. 7.625% 6/15/13		1,395,000	1,356,638
Road & Rail - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		4,105,000	3,899,750
7.75% 5/15/16		3,975,000	3,726,563
Hertz Corp.:
8.875% 1/1/14		6,065,000	6,095,325
10.5% 1/1/16		2,240,000	2,324,000
Kansas City Southern de Mexico, SA de CV 12.5% 4/1/16		835,000	964,425
Swift Transportation Co., Inc. 12.5% 5/15/17 (f)		2,285,000	2,193,600
Western Express, Inc. 12.5% 4/15/15 (f)		905,000	828,075
			20,031,738
TOTAL INDUSTRIALS			136,868,483
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
Avaya, Inc.:
9.75% 11/1/15		1,955,000	1,857,250
10.125% 11/1/15 pay-in-kind (m)		6,052,385	5,689,242
Lucent Technologies, Inc.:
6.45% 3/15/29		5,400,000	3,672,000
6.5% 1/15/28		1,940,000	1,290,100
			12,508,592
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.1%
Seagate HDD Cayman 6.875% 5/1/20 (f)		$ 1,910,000	$ 1,790,625
Seagate Technology HDD Holdings 6.8% 10/1/16		5,570,000	5,458,600
			7,249,225
Electronic Equipment & Components - 0.1%
Intcomex, Inc. 13.25% 12/15/14 (f)		1,510,000	1,570,400
Jabil Circuit, Inc.:
7.75% 7/15/16		2,915,000	2,980,588
8.25% 3/15/18		1,025,000	1,068,563
Tyco Electronics Group SA:
5.95% 1/15/14		2,950,000	3,228,456
6% 10/1/12		3,877,000	4,181,019
6.55% 10/1/17		2,360,000	2,694,865
			15,723,891
Internet Software & Services - 0.0%
Equinix, Inc. 8.125% 3/1/18		2,530,000	2,555,300
Terremark Worldwide, Inc. 12.25% 6/15/17 (f)		3,465,000	3,846,150
			6,401,450
IT Services - 0.1%
First Data Corp.:
9.875% 9/24/15		4,450,000	3,626,750
10.55% 9/24/15 pay-in-kind (m)		3,132,391	2,373,443
SunGard Data Systems, Inc. 10.25% 8/15/15		1,800,000	1,836,000
			7,836,193
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27		8,230,000	8,216,593
Xerox Corp. 5.5% 5/15/12		1,602,000	1,708,403
			9,924,996
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc.:
7.375% 5/1/18 (f)		1,030,000	978,500
7.75% 5/15/13		1,930,000	1,954,125
9.25% 6/1/16		2,610,000	2,727,450
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (f)		2,385,000	2,373,075
9.875% 12/15/14 pay-in-kind (m)		2,441,044	1,988,815
10.125% 12/15/16		2,560,000	2,073,600
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
National Semiconductor Corp. 0.507% 6/15/10 (m)		$ 3,100,704	$ 3,100,239
Viasystems, Inc. 12% 1/15/15 (f)		1,590,000	1,725,150
			16,920,954
TOTAL INFORMATION TECHNOLOGY			76,565,301
MATERIALS - 1.3%
Chemicals - 0.4%
Berry Plastics Corp.:
5.0528% 2/15/15 (m)		1,975,000	1,876,250
8.25% 11/15/15		3,805,000	3,728,900
8.875% 9/15/14		2,455,000	2,356,800
9.5% 5/15/18 (f)		3,800,000	3,534,000
Braskem Finance Ltd. 7% 5/7/20 (f)		410,000	410,000
Dow Chemical Co.:
4.85% 8/15/12		9,460,000	9,940,142
7.6% 5/15/14		16,104,000	18,448,742
Huntsman International LLC 5.5% 6/30/16 (f)		3,195,000	2,763,675
Lubrizol Corp. 8.875% 2/1/19		928,000	1,123,549
Lyondell Chemical Co. 11% 5/1/18		1,985,000	2,104,100
NOVA Chemicals Corp.:
3.7476% 11/15/13 (m)		2,720,000	2,516,000
6.5% 1/15/12		3,385,000	3,385,000
8.375% 11/1/16		1,940,000	1,930,300
8.625% 11/1/19		1,935,000	1,930,163
			56,047,621
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		1,833,000	1,995,838
Containers & Packaging - 0.1%
Crown Cork & Seal, Inc. 7.375% 12/15/26		4,250,000	3,740,000
Pactiv Corp.:
5.875% 7/15/12		1,713,000	1,758,379
6.4% 1/15/18		1,749,000	1,779,754
Rock-Tenn Co. 9.25% 3/15/16		2,215,000	2,336,825
Vitro SAB de CV 8.625% 2/1/12 (b)		6,355,000	2,827,975
			12,442,933
Metals & Mining - 0.7%
Algoma Acquisition Corp. 9.875% 6/15/15 (f)		1,200,000	1,116,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Anglo American Capital PLC 9.375% 4/8/14 (f)		$ 5,953,000	$ 6,997,936
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12		1,975,000	2,106,440
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (f)		2,002,000	2,175,663
CSN Islands XI Corp. 6.875% 9/21/19 (f)		1,500,000	1,524,300
Edgen Murray Corp. 12.25% 1/15/15 (f)		4,970,000	4,473,000
Essar Steel Algoma, Inc. 9.375% 3/15/15 (f)		3,100,000	3,177,500
Evraz Group SA 8.875% 4/24/13 (f)		2,340,000	2,378,025
FMG Finance Property Ltd.:
10% 9/1/13 (f)		5,580,000	5,831,100
10.625% 9/1/16 (f)		789,000	867,900
McJunkin Red Man Corp. 9.5% 12/15/16 (f)		5,660,000	5,461,900
Metinvest BV 10.25% 5/20/15 (f)		935,000	878,900
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13		3,264,000	3,563,283
6.5% 7/15/18		3,950,000	4,367,965
7.125% 7/15/28		8,900,000	9,941,318
8.95% 5/1/14		7,108,000	8,539,238
Severstal Columbus LLC 10.25% 2/15/18 (f)		2,940,000	2,969,400
Southern Copper Corp. 6.75% 4/16/40		1,025,000	1,010,650
Steel Dynamics, Inc.:
6.75% 4/1/15		2,240,000	2,153,312
7.375% 11/1/12		1,985,000	2,029,663
Tube City IMS Corp. 9.75% 2/1/15		1,700,000	1,683,000
United States Steel Corp.:
6.65% 6/1/37		2,648,000	2,317,000
7.375% 4/1/20		2,445,000	2,396,100
Vale Overseas Ltd. 6.25% 1/23/17		5,007,000	5,376,101
			83,335,694
Paper & Forest Products - 0.1%
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20 (f)		1,165,000	1,165,000
Domtar Corp. 10.75% 6/1/17		1,520,000	1,793,600
Verso Paper Holdings LLC/Verso Paper, Inc. 11.5% 7/1/14 (f)		3,795,000	4,041,675
			7,000,275
TOTAL MATERIALS			160,822,361
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.5%
Alestra SA de RL de CV 11.75% 8/11/14		$ 1,035,000	$ 1,107,450
AT&T, Inc.:
5.8% 2/15/19		5,216,000	5,749,451
6.3% 1/15/38		31,601,000	32,904,604
6.7% 11/15/13		1,173,000	1,341,459
BellSouth Capital Funding Corp. 7.875% 2/15/30		899,000	1,049,290
British Telecommunications PLC 9.125% 12/15/10 (e)		2,717,000	2,829,853
CenturyTel, Inc. 7.6% 9/15/39		7,184,000	6,765,812
Citizens Communications Co.:
7.875% 1/15/27		925,000	827,875
9% 8/15/31		2,260,000	2,130,050
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)		5,555,000	5,416,125
Frontier Communications Corp.:
7.875% 4/15/15 (f)		1,545,000	1,533,413
8.125% 10/1/18		3,615,000	3,524,625
8.25% 5/1/14		2,245,000	2,301,125
8.25% 4/15/17 (f)		2,270,000	2,247,300
8.5% 4/15/20 (f)		775,000	763,375
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (m)		6,742,890	6,400,595
Intelsat Ltd.:
6.5% 11/1/13		3,700,000	3,367,000
7.625% 4/15/12		3,665,000	3,637,513
11.25% 6/15/16		1,035,000	1,097,100
PAETEC Holding Corp.:
8.875% 6/30/17		985,000	975,150
8.875% 6/30/17 (f)		995,000	985,050
9.5% 7/15/15		985,000	955,450
Qwest Communications International, Inc.:
7.125% 4/1/18 (f)		2,450,000	2,388,750
7.5% 2/15/14		1,310,000	1,290,350
8% 10/1/15 (f)		2,050,000	2,055,125
SBC Communications, Inc.:
5.1% 9/15/14		2,169,000	2,376,671
5.875% 2/1/12		2,733,000	2,929,358
5.875% 8/15/12		978,000	1,065,575
Sprint Capital Corp.:
6.875% 11/15/28		18,230,000	15,153,688
8.75% 3/15/32		165,000	157,163
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA:
4.95% 9/30/14		$ 3,208,000	$ 3,181,216
5.25% 10/1/15		1,177,000	1,176,044
6.999% 6/4/18		1,793,000	1,887,733
7.175% 6/18/19		14,000,000	14,831,124
7.2% 7/18/36		7,240,000	7,014,322
Telefonica Emisiones SAU:
5.134% 4/27/20		10,000,000	9,646,740
6.421% 6/20/16		1,162,000	1,290,940
U.S. West Communications 7.5% 6/15/23		3,760,000	3,590,800
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	6,683,094
6.25% 4/1/37		2,348,000	2,418,555
6.4% 2/15/38		7,621,000	8,070,029
6.9% 4/15/38		6,295,000	7,045,723
Verizon New England, Inc. 6.5% 9/15/11		891,000	944,341
Verizon New York, Inc. 6.875% 4/1/12		2,653,000	2,870,957
Wind Acquisition Finance SA 11.75% 7/15/17 (f)		4,535,000	4,648,375
			190,626,338
Wireless Telecommunication Services - 1.1%
Clearwire Escrow Corp. 12% 12/1/15 (f)		4,920,000	4,797,000
Cleveland Unlimited, Inc. 13.5% 12/15/10 (f)(m)		1,260,000	1,209,600
Cricket Communications, Inc.:
7.75% 5/15/16		2,905,000	2,934,050
9.375% 11/1/14		1,185,000	1,193,888
10% 7/15/15		1,690,000	1,723,800
Digicel Group Ltd.:
8.25% 9/1/17 (f)		3,090,000	2,997,300
8.875% 1/15/15 (f)		8,435,000	8,129,231
9.125% 1/15/15 pay-in-kind (f)(m)		3,840,000	3,720,000
12% 4/1/14 (f)		3,545,000	3,917,225
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14		9,282,000	9,821,795
5.875% 10/1/19		11,570,000	12,296,052
6.35% 3/15/40 (f)		3,541,000	3,611,374
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16		4,770,000	4,960,800
11.5% 6/15/16		6,575,000	6,903,750
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (f)		$ 550,000	$ 558,250
8.875% 1/15/15		6,110,000	6,201,650
MetroPCS Wireless, Inc.:
9.25% 11/1/14		4,060,000	4,181,800
9.25% 11/1/14		1,560,000	1,599,000
Millicom International Cellular SA 10% 12/1/13		2,955,000	3,051,038
Mobile Telesystems Finance SA 8% 1/28/12 (f)		613,000	632,156
Nextel Communications, Inc.:
5.95% 3/15/14		6,545,000	6,037,763
6.875% 10/31/13		9,105,000	8,718,038
7.375% 8/1/15		5,645,000	5,320,413
NII Capital Corp.:
8.875% 12/15/19		2,695,000	2,769,113
10% 8/15/16		3,460,000	3,702,200
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)		2,410,000	2,169,000
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		3,170,000	2,948,100
Sprint Nextel Corp.:
6% 12/1/16		6,370,000	5,669,300
8.375% 8/15/17		805,000	794,938
Telecom Personal SA 9.25% 12/22/10 (f)		1,055,000	1,077,419
Verizon Wireless Capital LLC 5.55% 2/1/14		2,374,000	2,624,329
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		1,445,000	1,508,219
Vodafone Group PLC:
5% 12/16/13		2,296,000	2,473,580
5.5% 6/15/11		2,760,000	2,875,409
			133,127,580
TOTAL TELECOMMUNICATION SERVICES			323,753,918
UTILITIES - 1.5%
Electric Utilities - 0.6%
AmerenUE 6.4% 6/15/17		1,753,000	1,940,411
Commonwealth Edison Co. 5.4% 12/15/11		2,948,000	3,123,515
EDP Finance BV:
4.9% 10/1/19 (f)		6,700,000	6,110,293
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
EDP Finance BV: - continued
6% 2/2/18 (f)		$ 9,619,000	$ 9,587,151
Empresa Distribuidora y Comercializadora Norte SA 10.5% 10/9/17		385,000	388,850
FirstEnergy Solutions Corp.:
4.8% 2/15/15		2,432,000	2,509,634
6.05% 8/15/21		3,544,000	3,514,376
Illinois Power Co. 6.125% 11/15/17		3,112,000	3,418,068
Intergen NV 9% 6/30/17 (f)		5,270,000	5,270,000
IPALCO Enterprises, Inc. 7.25% 4/1/16 (f)		4,440,000	4,517,700
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		1,440,000	1,558,800
7.75% 1/20/20 (f)		850,000	909,500
8% 8/7/19 (f)		635,000	687,388
Mirant Americas Generation LLC:
8.5% 10/1/21		3,570,000	3,266,550
9.125% 5/1/31		3,775,000	3,416,375
National Power Corp. 6.875% 11/2/16 (f)		715,000	786,500
Nevada Power Co. 6.5% 5/15/18		790,000	888,810
Oncor Electric Delivery Co. 6.375% 5/1/12		2,731,000	2,950,714
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	826,498
Pepco Holdings, Inc. 6.45% 8/15/12		3,730,000	4,050,918
PPL Capital Funding, Inc. 6.7% 3/30/67 (m)		8,250,000	7,218,750
Progress Energy, Inc.:
6% 12/1/39		10,303,000	10,300,115
7.1% 3/1/11		3,385,000	3,533,551
Sierra Pacific Power Co. 5.45% 9/1/13		1,560,000	1,682,660
			82,457,127
Gas Utilities - 0.1%
Dynegy Holdings, Inc. 7.5% 6/1/15 (f)		2,940,000	2,396,100
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,190,000	1,175,125
Southern Natural Gas Co. 5.9% 4/1/17 (f)		442,000	462,170
Texas Eastern Transmission Corp. 7.3% 12/1/10		3,100,000	3,188,998
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		1,620,000	1,506,600
			8,728,993
Independent Power Producers & Energy Traders - 0.3%
AES Corp.:
7.75% 3/1/14		5,400,000	5,413,500
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
AES Corp.: - continued
7.75% 10/15/15		$ 3,210,000	$ 3,145,800
8% 10/15/17		2,575,000	2,529,938
9.75% 4/15/16 (f)		1,475,000	1,567,188
Duke Capital LLC 5.668% 8/15/14		2,055,000	2,193,061
Energy Future Holdings Corp. 12% 11/1/17 pay-in-kind (m)		5,519,121	3,480,726
Exelon Generation Co. LLC 5.35% 1/15/14		1,528,000	1,652,003
NRG Energy, Inc.:
7.375% 2/1/16		2,840,000	2,712,200
7.375% 1/15/17		3,225,000	3,063,750
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		750,000	813,750
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	7,515,164
RRI Energy, Inc. 7.625% 6/15/14		8,000,000	7,680,000
			41,767,080
Multi-Utilities - 0.5%
Dominion Resources, Inc.:
4.75% 12/15/10		3,931,000	4,012,034
6.3% 9/30/66 (m)		4,887,000	4,520,475
7.5% 6/30/66 (m)		9,539,000	9,252,830
DTE Energy Co. 7.05% 6/1/11		984,000	1,034,598
KeySpan Corp. 7.625% 11/15/10		494,000	508,697
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18		7,846,000	8,538,857
5.875% 10/1/12		2,921,000	3,186,945
6.5% 9/15/37		7,097,000	7,749,995
National Grid PLC 6.3% 8/1/16		1,314,000	1,480,100
NiSource Finance Corp.:
5.25% 9/15/17		843,000	867,165
5.4% 7/15/14		1,347,000	1,445,412
5.45% 9/15/20		854,000	858,785
6.4% 3/15/18		1,326,000	1,438,091
6.8% 1/15/19		6,774,000	7,491,096
7.875% 11/15/10		1,022,000	1,050,532
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Wisconsin Energy Corp. 6.25% 5/15/67 (m)		$ 6,172,000	$ 5,616,520
WPS Resources Corp. 6.11% 12/1/66 (m)		882,000	793,800
			59,845,932
TOTAL UTILITIES			192,799,132
TOTAL NONCONVERTIBLE BONDS			3,001,804,096
TOTAL CORPORATE BONDS (Cost $2,808,226,272)			3,007,003,842
U.S. Government and Government Agency Obligations - 32.2%

U.S. Government Agency Obligations - 1.8%
Fannie Mae:
1% 4/4/12		1,800,000	1,802,205
1.25% 6/22/12		3,553,000	3,568,324
1.75% 5/7/13		9,535,000	9,602,994
5% 2/16/12		1,090,000	1,165,343
Federal Home Loan Bank:
1.625% 11/21/12		39,650,000	39,998,524
1.625% 3/20/13		23,140,000	23,269,954
3.625% 5/29/13		15,625,000	16,607,234
Freddie Mac:
1.125% 7/27/12		330,000	330,274
1.625% 4/15/13		61,472,000	61,783,294
1.75% 6/15/12		885,000	897,888
2.125% 3/23/12		275,000	281,349
3% 7/28/14		50,000,000	52,028,400
5.25% 7/18/11		10,730,000	11,290,353
Tennessee Valley Authority 5.375% 4/1/56		385,000	410,401
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			223,036,537
U.S. Treasury Inflation Protected Obligations - 3.3%
U.S. Treasury Inflation-Indexed Bonds 2.5% 1/15/29		20,270,400	22,566,383
U.S. Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Inflation Protected Obligations - continued
U.S. Treasury Inflation-Indexed Notes:
1.375% 1/15/20		$ 254,707,062	$ 256,809,730
2.125% 2/15/40		10,471,760	11,212,964
2.625% 7/15/17 (j)		120,058,352	133,732,820
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			424,321,897
U.S. Treasury Obligations - 26.8%
U.S. Treasury Bonds:
4.25% 5/15/39		37,648,000	37,800,926
4.375% 11/15/39		19,090,000	19,567,250
4.375% 5/15/40		56,981,000	58,512,649
4.5% 5/15/38		20,000,000	20,965,620
4.5% 8/15/39		210,597,000	220,271,405
4.625% 2/15/40		21,690,000	23,160,842
U.S. Treasury Notes:
0.75% 11/30/11		171,564,000	171,825,292
0.875% 2/29/12		119,396,000	119,731,503
1% 3/31/12		278,585,000	279,955,638
1.125% 1/15/12		38,423,000	38,712,671
1.375% 10/15/12		163,445,000	165,041,204
1.75% 3/31/14 (j)		125,000,000	125,234,375
1.875% 6/15/12		67,860,000	69,386,850
1.875% 4/30/14 (j)		50,000,000	50,277,350
2.375% 8/31/14		4,660,000	4,758,298
2.375% 2/28/15		667,385,000	678,123,182
2.5% 3/31/15		100,000,000	102,125,000
2.5% 4/30/15		100,000,000	102,015,600
2.625% 7/31/14		625,000,000	644,775,625
2.625% 12/31/14		329,010,000	338,366,386
2.75% 2/15/19		80,000,000	77,393,760
3.625% 2/15/20		48,462,000	49,707,619
TOTAL U.S. TREASURY OBLIGATIONS			3,397,709,045
U.S. Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Other Government Related - 0.3%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (g)		$ 32,000,000	$ 32,632,832
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,990,896,918)			4,077,700,311
U.S. Government Agency - Mortgage Securities - 10.4%

Fannie Mae - 8.6%
2.211% 4/1/36 (m)		1,570,150	1,617,333
2.5% 10/1/33 (m)		1,289,373	1,333,563
4% 5/1/25 (h)(i)		6,000,000	6,160,392
4% 6/1/25 (h)(i)		23,000,000	23,576,203
4% 6/1/25 (h)(i)		17,000,000	17,425,889
4% 6/1/25 (h)		13,000,000	13,325,680
4% 8/1/39		21,933,765	21,798,822
4.278% 6/1/36 (m)		294,779	307,180
4.5% 6/1/25 (h)		2,000,000	2,091,879
4.5% 6/1/25 (h)		12,000,000	12,551,275
4.5% 2/1/39 to 9/1/39		49,481,021	50,637,362
4.5% 6/1/40 (h)		26,000,000	26,527,423
4.5% 6/1/40 (h)		17,000,000	17,344,854
4.5% 6/1/40 (h)		37,000,000	37,750,564
4.5% 6/1/40 (h)		29,000,000	29,588,280
5% 6/1/25 (h)		21,600,000	22,933,578
5% 7/1/34 to 6/1/40		159,897,464	167,898,490
5% 6/1/40 (h)(i)		32,300,000	33,802,774
5% 6/1/40 (h)		26,000,000	27,209,663
5% 6/1/40 (h)		10,000,000	10,465,255
5.309% 12/1/35 (m)		948,284	1,000,735
5.326% 2/1/36 (m)		1,420,349	1,498,912
5.496% 7/1/37 (m)		608,917	640,566
5.5% 3/1/18 to 3/1/40 (h)		239,027,944	255,400,354
5.5% 6/1/25 (h)		10,000,000	10,735,653
5.5% 6/1/40 (h)(i)		1,000,000	1,066,632
5.5% 6/1/40 (h)(i)		28,000,000	29,865,693
6% 1/1/21 to 7/1/38		71,048,742	77,130,378
6% 5/1/40 (h)(i)		27,000,000	29,134,045
6% 6/1/40 (h)(i)		19,000,000	20,462,400
6% 6/1/40 (h)		3,000,000	3,230,905
6% 6/1/40 (h)(i)		25,000,000	26,924,210
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (c)	Value
Fannie Mae - continued
6% 6/1/40 (h)		$ 46,000,000	$ 49,540,546
6.5% 5/1/31 to 9/1/38		46,043,796	50,787,473
6.5% 6/1/40 (h)(i)		12,500,000	13,598,871
TOTAL FANNIE MAE			1,095,363,832
Freddie Mac - 0.9%
4.726% 11/1/35 (m)		5,667,526	5,955,448
5% 4/1/38 to 6/1/40 (h)		15,522,824	16,307,295
5.5% 11/1/17 to 12/1/35		18,784,389	20,107,685
5.585% 10/1/35 (m)		270,822	283,515
6% 7/1/37		182,745	198,181
6% 5/1/40 (h)		45,500,000	49,131,805
6.5% 6/1/40 (h)		15,000,000	16,340,910
TOTAL FREDDIE MAC			108,324,839
Government National Mortgage Association - 0.9%
4% 6/15/39 to 4/15/40		27,872,367	27,885,363
4% 6/1/40 (h)		2,000,000	1,995,586
4.5% 5/15/39 to 5/20/40		32,875,364	33,790,428
4.5% 6/1/40 (h)		6,000,000	6,142,500
4.5% 6/1/40 (h)		6,000,000	6,142,500
4.5% 6/1/40 (h)		24,000,000	24,570,000
4.5% 6/1/40 (h)		6,000,000	6,142,500
4.5% 6/1/40 (h)		8,000,000	8,211,034
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			114,879,911
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,291,607,332)			1,318,568,582
Asset-Backed Securities - 2.5%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.8128% 4/25/35 (m)		1,821,633	1,068,464
ACE Securities Corp. Series 2006-NC2 Class M7, 1.0928% 7/25/36 (m)		106,659	302
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0928% 3/25/34 (m)		167,501	158,992
Asset-Backed Securities - continued
		Principal Amount (c)	Value
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2004-HE1:
Class M2, 1.9928% 3/25/34 (m)		$ 483,000	$ 317,494
Series 2005-HE2 Class M2, 0.7928% 4/25/35 (m)		212,540	189,818
Series 2006-HE2 Class M3, 0.6828% 5/25/36 (m)		93,469	2,418
Series 2006-OP1:
Class M4, 0.7128% 4/25/36 (m)		170,200	4,702
Class M5, 0.7328% 4/25/36 (m)		54,576	397
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.4697% 5/20/13 (m)		762,979	751,290
Series 2006-A6 Class A6, 0.3697% 9/20/13 (m)		1,507,646	1,484,550
Series 2006-A7 Class A7, 0.3597% 10/20/12 (m)		830,121	817,404
Series 2006-C1 Class C1, 0.8197% 10/20/14 (m)		192,179	4,204
Series 2007-A1 Class A, 0.3897% 1/20/15 (m)		556,974	548,442
Series 2007-A4 Class A4, 0.3697% 4/22/13 (m)		665,622	655,426
Series 2007-D1 Class D, 1.7397% 1/22/13 (f)(m)		2,590,000	0
Airspeed Ltd. Series 2007-1A Class C1, 2.8369% 6/15/32 (f)(m)		4,345,958	1,847,032
ALG Student Loan Trust I Series 2006-1 Class A1, 0.3338% 10/28/18 (f)(m)		162,931	162,824
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (f)		4,310,000	4,363,090
Class A4, 3% 10/15/15 (f)		4,280,000	4,377,450
Ally Master Owner Trust:
Series 2010-2 Class A, 4.25% 4/15/17 (f)		10,170,000	10,422,185
Series 2010-3 Class A, 2.88% 4/15/15 (f)		9,160,000	9,195,590
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12		144,250	145,240
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1:
Class D, 5.62% 9/30/14		1,125,000	1,113,157
Class E, 6.96% 3/31/16 (f)		2,052,284	1,932,183
Series 2007-2M Class A3, 5.22% 6/8/12		129,661	130,750
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.0428% 12/25/33 (m)		108,326	68,665
Series 2004-R2 Class M3, 0.8928% 4/25/34 (m)		153,470	19,168
Series 2005-R2 Class M1, 0.7928% 4/25/35 (m)		2,064,696	1,544,480
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (f)		123,000	107,087
Anthracite CDO II Ltd. Series 2002-2A:
Class F, 7.6% 12/24/37 (f)		160,000	68,800
Class G, 9.75% 12/24/37 (f)		210,000	79,800
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.7013% 3/23/19 (f)(m)		$ 246,516	$ 184,887
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6525% 3/1/34 (m)		47,932	33,465
Series 2004-W11 Class M2, 1.0428% 11/25/34 (m)		561,149	335,385
Series 2004-W7 Class M1, 0.8928% 5/25/34 (m)		1,542,998	735,220
Series 2006-W4 Class A2C, 0.5028% 5/25/36 (m)		1,484,434	469,531
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.1678% 4/25/34 (m)		2,668,736	1,634,458
Series 2006-HE2 Class M1, 0.7128% 3/25/36 (m)		262,000	15,494
Axon Financial Funding Ltd. 5.96% 4/4/17 (b)(f)(m)		7,217,000	72
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (f)		9,500,000	9,659,876
Class A4, 3.52% 6/15/16 (f)		8,300,000	8,644,337
Series 2009-2A Class A3, 2.13% 9/15/13 (f)		6,800,000	6,878,010
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.6553% 1/20/40 (f)(m)		304,635	291,323
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0006% 12/1/41 (m)		1,229,314	1,227,421
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2935% 12/26/24 (m)		2,194,165	2,084,456
C-BASS Trust Series 2006-CB7 Class A2, 0.4028% 10/25/36 (m)		392,663	384,963
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11		2,222,000	2,245,747
Class C, 5.31% 6/15/12		1,634,000	1,660,234
Series 2007-1 Class C, 5.38% 11/15/12		582,000	609,453
Series 2007-SN1 Class D, 6.05% 1/17/12		285,000	285,260
Series 2007-SN2 Class A4, 1.3669% 5/16/11 (f)(m)		6,992,180	6,997,847
Capital One Auto Finance Trust Series 2007-B Class A3A, 5.03% 4/15/12		146,547	147,136
Capital One Multi-Asset Execution Trust:
Series 2003-A5 Class A5, 0.6269% 7/15/13 (m)		6,450,000	6,450,744
Series 2007-C3 Class C3, 0.6269% 4/15/13 (f)(m)		2,908,000	2,906,730
Series 2008-A3 Class A3, 5.05% 2/15/16		5,700,000	6,192,437
Series 2009-A1 Class A1, 1.4369% 4/15/13 (m)		5,400,000	5,401,529
Series 2009-A2 Class A2, 3.2% 4/15/14		10,000,000	10,211,497
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7897% 7/20/39 (f)(m)		457,498	56,044
Class B, 1.0897% 7/20/39 (f)(m)		263,810	17,807
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Capital Trust Ltd. Series 2004-1: - continued
Class C, 1.4397% 7/20/39 (f)(m)		$ 339,379	$ 8,484
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (f)		859,000	852,558
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.5553% 1/20/37 (f)(m)		199,854	127,907
Capmark VII Ltd. Series 2006-7A Class H, 1.8869% 8/15/36 (f)(m)		511,828	0
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13		928,000	958,047
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.6428% 7/25/36 (m)		1,140,851	222,676
Series 2006-NC2 Class M7, 1.1928% 6/25/36 (m)		425,500	7,998
Series 2006-NC3 Class M10, 2.3428% 8/25/36 (f)(m)		290,000	7,232
Series 2006-NC4 Class M1, 0.6428% 10/25/36 (m)		224,000	44,689
Series 2006-RFC1 Class M9, 2.2128% 5/25/36 (m)		186,369	7,507
Series 2007-RFC1 Class A3, 0.4828% 12/25/36 (m)		1,802,588	644,699
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.5197% 5/20/17 (f)(m)		167,591	149,027
Series 2005-1A Class A1, 4.67% 5/20/17 (f)		507,985	507,345
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14		5,000,000	5,409,709
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (f)		18,750,000	18,712,688
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14		35,600,000	36,015,826
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.6128% 5/25/37 (m)		765,389	30,450
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.4028% 6/25/47 (m)		119,796	115,153
Series 2007-4 Class A1A, 0.3661% 9/25/37 (m)		699,064	655,695
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)		811,000	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.3128% 4/25/34 (m)		159,665	59,294
Series 2004-4 Class M2, 1.1378% 6/25/34 (m)		587,945	201,590
Series 2005-3 Class MV1, 0.7628% 8/25/35 (m)		1,426,051	1,287,663
Series 2005-AB1 Class A2, 0.5528% 8/25/35 (m)		221,504	212,891
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (f)		693,846	704,564
Series 2007-C Class A3, 5.43% 5/15/12 (f)		114,067	115,083
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (f)		$ 500,000	$ 360,000
Class B2, 1.6378% 12/28/35 (f)(m)		500,000	295,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (f)		200,000	56,000
Crest G-Star LP/Crest G-Star Corp. Series 2001-1A Class A, 1.0078% 11/28/16 (f)(m)		495,231	460,565
Crest Ltd. Series 2002-IGA Class A, 0.7738% 7/28/17 (f)(m)		356,587	335,192
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (f)		235,000	217,441
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.585% 5/28/35 (m)		38,916	33,694
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.5178% 8/25/34 (m)		290,872	108,667
Series 2006-3 Class 2A3, 0.5028% 11/25/36 (m)		6,074,620	1,925,785
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.1678% 3/25/34 (m)		26,135	3,407
Series 2005-FF9 Class A3, 0.6228% 10/25/35 (m)		4,599,723	4,065,352
Series 2006-FF12 Class A2, 0.3828% 9/25/36 (m)		7,131	7,107
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (f)		1,175,000	1,219,982
Series 2006-C:
Class B, 5.3% 6/15/12		649,000	675,392
Class D, 6.89% 5/15/13 (f)		915,000	960,472
Series 2007-A Class D, 7.05% 12/15/13 (f)		970,000	1,034,622
Series 2009-D:
Class A3, 2.17% 10/15/13		5,400,000	5,462,937
Class A4, 2.98% 8/15/14		4,800,000	4,943,983
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.8869% 6/15/13 (m)		772,000	749,497
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14		72,000	72,776
Series 2007-1:
Class A4, 5.03% 2/16/15		502,000	512,949
Class C, 5.43% 2/16/15		614,000	594,711
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.8328% 1/25/35 (m)		948,695	337,065
Class M4, 1.0228% 1/25/35 (m)		363,547	48,092
Series 2006-D Class M1, 0.5728% 11/25/36 (m)		324,000	5,911
Asset-Backed Securities - continued
		Principal Amount (c)	Value
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8769% 2/25/47 (f)(m)		$ 2,892,000	$ 1,983,273
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)		2,277,026	1,821,620
GE Business Loan Trust:
Series 2003-1 Class A, 0.7669% 4/15/31 (f)(m)		284,966	250,770
Series 2006-2A:
Class A, 0.5169% 11/15/34 (f)(m)		2,388,591	1,910,873
Class B, 0.6169% 11/15/34 (f)(m)		862,831	517,699
Class C, 0.7169% 11/15/34 (f)(m)		1,433,990	573,596
Class D, 1.0869% 11/15/34 (f)(m)		544,507	130,682
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4869% 9/15/17 (m)		1,151,000	1,130,211
Goal Capital Funding Trust Series 2007-1 Class C1, 0.6835% 6/25/42 (m)		739,000	547,906
GS Auto Loan Trust:
Series 2006-1 Class D, 6.25% 1/15/14 (f)		80,771	81,063
Series 2007-1:
Class B, 5.53% 12/15/14		64,419	65,653
Class C, 5.74% 12/15/14		136,829	135,695
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (f)(m)		251,969	38,239
Class M1, 0.9928% 6/25/34 (m)		2,723,367	1,675,654
Series 2007-HE1 Class M1, 0.5928% 3/25/47 (m)		1,096,059	58,066
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6928% 4/25/36 (m)		372,924	5,639
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.4228% 5/25/30 (f)(m)		659,953	164,988
Series 2006-3:
Class B, 0.7428% 9/25/46 (f)(m)		654,930	130,986
Class C, 0.8928% 9/25/46 (f)(m)		1,526,694	229,004
Class E, 1.9928% 9/25/46 (f)(m)		252,097	27,731
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.6628% 8/25/33 (m)		476,963	254,170
Series 2003-3 Class M1, 1.6328% 8/25/33 (m)		835,192	576,775
Series 2003-5 Class A2, 1.0428% 12/25/33 (m)		32,929	20,292
Series 2005-5 Class 2A2, 0.5928% 11/25/35 (m)		161,872	158,670
Series 2006-1 Class 2A3, 0.5678% 4/25/36 (m)		2,167,455	2,080,489
Series 2006-3N Class B, 6.5% 8/27/36 (f)		250,000	0
Series 2006-8 Class 2A1, 0.3928% 3/25/37 (m)		11,864	11,376
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.6297% 3/20/36 (m)		840,359	629,440
Asset-Backed Securities - continued
		Principal Amount (c)	Value
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.5328% 1/25/37 (m)		$ 1,522,035	$ 552,262
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13		5,450,000	5,511,981
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.6428% 7/25/36 (m)		204,000	4,816
Series 2007-CH1:
Class AV4, 0.4728% 10/25/36 (m)		1,520,141	1,229,257
Class MV1, 0.5728% 10/25/36 (m)		1,234,797	450,999
Series 2007-CH3 Class M1, 0.6428% 3/25/37 (m)		573,000	27,130
Kent Funding III Ltd. Series 2006-3A Class D, 3.4378% 10/29/47 (m)		289,306	29
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6178% 12/27/29 (m)		878,087	729,950
Series 2006-A Class 2C, 1.4379% 3/27/42 (m)		3,243,000	781,424
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9915% 4/6/46 (f)(m)		277,177	28
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (f)		155,375	128,962
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class A2, 0.8897% 11/20/17 (f)(m)		700,000	637,000
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14		2,847,231	2,892,460
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.4228% 6/25/34 (m)		198,734	140,774
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.7728% 5/25/46 (f)(m)		250,000	37,500
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)		24,491	22,236
Class C, 5.691% 10/20/28 (f)		10,885	8,872
Class D, 6.01% 10/20/28 (f)		129,599	99,667
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.6028% 10/25/36 (m)		545,328	17,578
Series 2007-HE1 Class M1, 0.6428% 5/25/37 (m)		784,792	37,721
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0928% 7/25/34 (m)		201,512	88,742
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13		260,860	264,966
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9928% 7/25/34 (m)		745,959	534,467
Series 2006-FM1 Class A2B, 0.4528% 4/25/37 (m)		2,260,867	1,993,047
Series 2006-MLN1 Class A2A, 0.4128% 7/25/37 (m)		28,228	27,847
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Merrill Lynch Mortgage Investors Trust: - continued
Series 2006-OPT1 Class A1A, 0.6028% 6/25/35 (m)		$ 3,379,147	$ 2,227,367
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6828% 8/25/34 (m)		57,368	43,319
Series 2005-NC1 Class M1, 0.7828% 1/25/35 (m)		399,800	188,759
Series 2005-NC2 Class B1, 1.5128% 3/25/35 (m)		416,362	92,430
Series 2007-HE2 Class M1, 0.5928% 1/25/37 (m)		263,000	6,678
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.2128% 8/28/38 (f)(m)		220,000	129,800
Class C1B, 7.696% 8/28/38 (f)		63,000	37,655
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (f)(m)(o)		4,356,000	37,026
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (o)		3,793,600	687,590
Series 2006-1 Class AIO, 5.5% 4/25/11 (o)		466,000	17,289
Series 2006-2 Class AIO, 6% 8/25/11 (o)		231,000	15,056
Series 2006-3:
Class A1, 0.3728% 9/25/19 (m)		52,043	51,917
Class AIO, 7.1% 1/25/12 (o)		372,000	37,157
Series 2006-4:
Class A1, 0.3728% 3/25/25 (m)		519,694	511,704
Class AIO, 6.35% 2/27/12 (o)		1,182,000	117,266
Class D, 1.4428% 5/25/32 (m)		2,481,000	71,397
Series 2007-1 Class AIO, 7.27% 4/25/12 (o)		1,589,000	200,010
Series 2007-2 Class AIO, 6.7% 7/25/12 (o)		1,351,000	178,892
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.8528% 9/25/35 (m)		1,426,957	593,078
Series 2005-D Class M2, 0.8128% 2/25/36 (m)		827,339	89,448
Nissan Auto Lease Trust Series 2009-B Class A3, 2.07% 1/15/15		8,500,000	8,583,888
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.4628% 3/25/36 (m)		142,959	141,914
Ocala Funding LLC Series 2006-1A Class A, 1.7397% 3/20/11 (b)(f)(m)		1,176,000	435,120
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.4328% 5/25/37 (m)		126,480	122,890
Series 2007-6 Class 2A1, 0.4028% 7/25/37 (m)		215,556	206,003
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5928% 9/25/34 (m)		532,896	227,121
Class M4, 1.7928% 9/25/34 (m)		683,353	116,207
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Park Place Securities, Inc.: - continued
Series 2005-WCH1:
Class M2, 0.8628% 1/25/36 (m)		$ 2,548,346	$ 2,064,297
Class M3, 0.9028% 1/25/36 (m)		478,432	286,677
Class M4, 1.1728% 1/25/35 (m)		1,475,804	446,016
Series 2005-WHQ2:
Class M7, 1.5928% 5/25/35 (m)		1,883,145	30,949
Class M9, 2.2228% 5/25/35 (m)		294,374	719
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (f)		431,416	405,531
Class B, 4.846% 7/24/39 (f)		180,000	129,600
Class C, 5.08% 7/24/39 (f)		185,000	118,400
Providian Master Note Trust Series 2006-C1A Class C1, 0.8869% 3/16/15 (f)(m)		3,406,919	3,384,581
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (f)		88,333	88,371
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.5728% 12/25/36 (m)		566,000	19,768
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.4128% 2/25/37 (m)		750,919	729,689
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.2928% 9/25/46 (f)(m)		250,000	12,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.1428% 4/25/33 (m)		5,108	4,222
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.1378% 3/25/35 (m)		1,710,217	1,131,577
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 2.0628% 1/25/36 (m)		96,000	1,826
Series 2006-FR4 Class A2A, 0.4228% 8/25/36 (m)		54,853	27,824
Series 2007-NC1 Class A2A, 0.3928% 12/25/36 (m)		26,459	25,738
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4056% 3/20/19 (f)(m)		922,028	858,278
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.207% 6/15/33 (m)		1,272,000	165,818
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)		656,637	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4928% 9/25/34 (m)		76,611	11,416
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 0.5125% 11/25/37 (m)		12,198,095	11,367,448
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.4328% 6/25/37 (m)		1,610,601	1,344,416
Asset-Backed Securities - continued
		Principal Amount (c)	Value
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)		$ 1,113,765	$ 1,098,139
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.4369% 6/15/12 (m)		3,555,000	3,553,681
Class B, 0.5569% 6/15/12 (m)		3,709,000	3,706,073
Class C, 0.8369% 6/15/12 (m)		254,000	253,738
Series 2007-2 Class A, 0.9869% 10/15/12 (m)		2,867,000	2,857,567
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2028% 9/25/34 (m)		28,819	20,427
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (f)		349,000	331,550
Class IV, 6.84% 5/22/37 (f)		235,000	117,500
Series 2003-1A Class B2, 5.4802% 12/28/38 (f)		111,000	77,700
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 0.8515% 4/6/42 (f)(m)		2,591,311	129,566
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13		747,757	764,955
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.7069% 6/15/12 (m)		3,669,172	3,663,395
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (f)		291,386	293,796
Series 2006-2A:
Class B, 5.29% 6/20/12 (f)		409,000	415,061
Class D, 5.54% 12/20/12 (f)		583,000	589,226
Class E, 7.05% 5/20/14 (f)		1,390,000	1,388,471
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7835% 9/25/26 (f)(m)		400,000	22,000
Series 2006-1A:
Class A1A, 0.5435% 9/25/26 (f)(m)		250,000	170,000
Class A2A, 0.5035% 9/25/26 (f)(m)		1,161,000	893,970
Class F, 1.4335% 9/25/26 (f)(m)		250,000	20,000
Class G, 1.6335% 9/25/26 (f)(m)		250,000	15,000
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)		887,552	0
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.7228% 8/25/36 (m)		61,853	1,073
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.8369% 8/15/15 (f)(m)		8,530,177	8,429,383
Series 2007-A4A Class A4, 5.2% 10/15/14 (f)		10,589,000	10,750,961
Series 2007-A5A Class A5, 1.0869% 10/15/14 (f)(m)		1,500,000	1,501,213
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(f)		$ 7,576	$ 0
Whinstone Capital Management Ltd. Series 1A Class B3, 1.2158% 10/25/44 (f)(m)		1,789,540	590,548
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 1.3275% 11/21/40 (f)(m)		305,000	18,300
TOTAL ASSET-BACKED SECURITIES (Cost $308,158,439)			319,814,351
Collateralized Mortgage Obligations - 1.9%

Private Sponsor - 1.9%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3301% 3/25/18 (m)		128,670	52,755
Series 2003-9 Class B5, 4.5164% 8/25/18 (f)		237,227	24,909
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.724% 4/12/56 (f)(m)		1,428,375	785,606
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.8772% 4/10/49 (m)		106,000	27,414
Class C, 5.8772% 4/10/49 (m)		281,000	66,654
Class D, 5.8772% 4/10/49 (m)		141,000	28,636
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.5469% 3/15/22 (f)(m)		942,385	907,349
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.5048% 1/25/34 (m)		2,164,157	1,979,337
Series 2004-1 Class 2A2, 3.6766% 10/25/34 (m)		2,318,637	2,071,860
Series 2004-7 Class 15B4, 5.2979% 8/25/19 (f)(m)		66,195	1,529
Series 2004-A Class 2A2, 3.5164% 2/25/34 (m)		1,362,656	1,202,029
Series 2004-B:
Class 1A1, 2.9236% 3/25/34 (m)		145,684	125,812
Class 2A2, 3.0591% 3/25/34 (m)		6,137,092	5,591,769
Series 2004-D Class 2A2, 3.3908% 5/25/34 (m)		2,133,302	1,955,900
Series 2004-G Class 2A7, 3.9212% 8/25/34 (m)		1,912,568	1,663,545
Series 2004-H Class 2A1, 3.7527% 9/25/34 (m)		1,711,645	1,501,728
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (f)(m)(o)		12,486,676	1,001,431
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.6228% 1/25/35 (m)		2,394,741	1,794,830
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.6081% 10/12/41 (f)(m)(o)		4,530,945	55,516
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.5182% 2/25/37 (m)		$ 1,695,520	$ 1,598,294
Series 2007-A2 Class 2A1, 3.5609% 7/25/37 (m)		400,632	377,691
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0935% 12/10/49 (m)		1,902,000	1,955,428
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 3.0088% 8/25/34 (m)		1,702,465	1,604,571
Class A4, 2.803% 8/25/34 (m)		1,491,118	1,403,100
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (m)		2,125,000	425,000
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.8369% 7/16/34 (f)(m)		1,902,000	1,858,530
Countrywide Alternative Loan Trust:
planned amortization class Series 2003-5T2 Class A2, 0.7428% 5/25/33 (m)		20,095	19,134
Series 2006-OC5N Class N, 7.25% 7/25/37 (f)		78,237	0
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		76,483	13,002
Series 2003-35 Class B, 4.6401% 9/25/18 (m)		126,144	15,137
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2007-AR7 Class 2A1, 3.5454% 11/25/34 (m)		1,409,095	1,353,550
Series 2003-17 Class B4, 5.389% 6/25/33 (f)(m)		331,517	69,619
Series 2004-3 Class DB4, 5.8324% 4/25/34 (m)		96,743	2,419
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 1.0728% 11/25/35 (m)		35,486,634	19,203,475
Class 2A3, 1.9633% 11/25/35 (m)		8,641,902	4,665,218
Series 2005-56:
Class 4A1, 0.6528% 11/25/35 (m)		7,102,546	3,912,725
Class 5A1, 0.6628% 11/25/35 (m)		10,232,015	5,219,158
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.4289% 11/19/37 (m)		134,294	131,355
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0096% 10/25/34 (m)		2,041,567	1,914,711
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4644% 10/18/54 (f)(m)		3,491,000	3,407,565
Class C2, 0.7744% 10/18/54 (f)(m)		1,170,000	1,122,264
Class M2, 0.5544% 10/18/54 (f)(m)		2,005,000	1,931,818
FREMF Mortgage Trust Series 2010-K6 Class B, 5.357% 12/26/46 (f)(m)		550,000	479,992
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (f)		$ 276,201	$ 2,762
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (f)		118,103	10,925
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.9347% 11/20/56 (f)(m)		2,852,000	2,679,739
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.764% 10/11/41 (f)(m)		3,114,000	3,028,178
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8897% 12/20/54 (m)		205,017	87,132
Series 2006-1A Class C2, 0.9397% 12/20/54 (f)(m)		6,523,000	3,000,580
Series 2006-2 Class C1, 0.8097% 12/20/54 (m)		5,398,000	2,213,180
Series 2006-3 Class C2, 0.8397% 12/20/54 (m)		1,124,000	483,578
Series 2006-4:
Class B1, 0.4297% 12/20/54 (m)		4,521,000	3,345,540
Class C1, 0.7197% 12/20/54 (m)		2,767,000	1,189,810
Class M1, 0.5097% 12/20/54 (m)		1,190,000	755,650
Series 2007-1:
Class 1C1, 0.6397% 12/20/54 (m)		2,234,000	938,280
Class 1M1, 0.4897% 12/20/54 (m)		1,493,000	925,660
Class 2C1, 0.7697% 12/20/54 (m)		1,015,000	426,300
Class 2M1, 0.5897% 12/20/54 (m)		1,917,000	1,188,540
Series 2007-2 Class 2C1, 0.7669% 12/17/54 (m)		2,654,000	1,127,950
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7553% 1/20/44 (m)		430,241	234,210
GSR Mortgage Loan Trust:
floater Series 2007-AR1 Class 6A1, 4.7763% 3/25/37 (m)		11,080,812	10,683,080
Series 2007-AR2 Class 2A1, 3.1197% 4/25/35 (m)		808,185	681,040
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5589% 5/19/35 (m)		393,065	233,801
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (m)		146,585	149,771
Class A3, 5.447% 6/12/47 (m)		3,606,000	3,633,112
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.946% 8/25/36 (m)		2,600,000	2,092,627
Series 2004-A3 Class 4A1, 4.2708% 7/25/34 (m)		2,509,666	2,422,515
Series 2004-A5 Class 2A1, 2.9631% 12/25/34 (m)		2,120,849	2,043,761
Series 2006-A2 Class 5A1, 3.423% 11/25/33 (m)		3,598,702	3,384,162
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (f)		$ 43,320	$ 43,452
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39		857,000	858,613
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.5828% 4/25/36 (m)		18,707,549	9,657,411
Series 2006-5 Class A1A, 0.5328% 7/25/36 (m)		14,835,679	7,546,182
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.5528% 5/25/47 (m)		3,919,261	2,379,502
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.5728% 10/25/36 (m)		547,000	2,938
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.5128% 2/25/37 (m)		8,714,005	4,889,517
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.507% 6/15/22 (f)(m)		251,984	226,786
Class C, 0.527% 6/15/22 (f)(m)		1,559,607	1,356,858
Class D, 0.537% 6/15/22 (f)(m)		600,006	510,005
Class E, 0.547% 6/15/22 (f)(m)		959,771	748,621
Class F, 0.577% 6/15/22 (f)(m)		1,545,171	1,143,427
Class G, 0.647% 6/15/22 (f)(m)		359,765	251,836
Class H, 0.667% 6/15/22 (f)(m)		720,211	468,137
Class J, 0.707% 6/15/22 (f)(m)		840,246	462,135
Class TM, 0.837% 6/15/22 (f)(m)		1,549,424	1,347,998
Merrill Lynch Mortgage Investors Trust:
Series 1998-C3 Class F, 6% 12/15/30 (f)		100,000	95,000
Series 2004-A4 Class A1, 2.9738% 8/25/34 (m)		2,443,935	2,297,276
Series 2005-A2 Class A7, 2.8011% 2/25/35 (m)		2,097,697	1,920,970
Series 2006-A6 Class A4, 3.6176% 10/25/33 (m)		1,834,870	1,640,439
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (f)		101,000	99,801
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (m)		8,143,000	8,449,971
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.6328% 7/25/35 (m)		2,580,607	1,930,037
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.6428% 3/25/37 (m)		2,994,072	181,962
Permanent Financing No. 8 PLC floater Class 3C, 0.7743% 6/10/42 (m)		2,253,000	2,251,085
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 3.93% 10/25/35 (m)		3,541,452	3,082,036
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.6471% 7/10/35 (f)(m)		$ 2,082,414	$ 1,117,840
Class B6, 3.1471% 7/10/35 (f)(m)		464,302	243,619
Series 2004-A:
Class B4, 1.4971% 2/10/36 (f)(m)		658,239	345,575
Class B5, 1.9971% 2/10/36 (f)(m)		438,783	231,765
Series 2004-B:
Class B4, 1.3971% 2/10/36 (f)(m)		525,056	268,724
Class B5, 1.8471% 2/10/36 (f)(m)		383,111	169,105
Class B6, 2.2971% 2/10/36 (f)(m)		135,735	44,833
Series 2004-C:
Class B4, 1.2471% 9/10/36 (f)(m)		705,131	369,136
Class B5, 1.6471% 9/10/36 (f)(m)		783,850	350,930
Class B6, 2.0471% 9/10/36 (f)(m)		144,120	45,845
Residential Accredit Loans, Inc. floater Series 2005-QO5 Class A1, 1.4408% 1/25/46 (m)		15,540,031	8,495,507
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31		1,167,422	1,151,904
Series 2004-SL3 Class A1, 7% 8/25/16		86,035	75,556
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7928% 6/25/33 (f)(m)		484,455	399,019
RESIX Finance Ltd. floater Series 2007-A Class BB, 3.6878% 2/15/39 (f)(m)		489,726	4,652
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)		268,000	262,342
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8839% 7/20/34 (m)		41,706	21,514
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.5328% 7/25/46 (m)		29,671,430	15,794,304
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3508% 4/25/33 (m)		697,914	663,024
Series 2003-20 Class 1A1, 5.5% 7/25/33		671,521	669,989
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4625% 9/25/36 (m)		3,273,627	1,732,897
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.8459% 8/25/33 (m)		1,245,471	1,175,244
Series 2005-AR3 Class A2, 2.7272% 3/25/35 (m)		3,231,604	2,848,154
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (f)		233,449	31,516
Series 2004-EE Class 2A2, 3.0855% 12/25/34 (m)		1,112,053	1,077,804
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2004-H Class A1, 4.5375% 6/25/34 (m)		$ 2,372,294	$ 2,326,021
Series 2004-W Class A9, 2.9943% 11/25/34 (m)		3,483,000	3,284,627
Series 2005-AR10 Class 2A2, 2.9762% 6/25/35 (m)		2,642,058	2,531,462
Series 2005-AR12:
Class 2A5, 2.9646% 7/25/35 (m)		9,260,000	8,518,201
Class 2A6, 2.9646% 7/25/35 (m)		1,131,504	1,041,642
Series 2005-AR2:
Class 1A2, 2.8808% 3/25/35 (m)		3,883,992	2,166,514
Class 2A2, 2.8787% 3/25/35 (m)		3,215,311	2,944,879
Series 2005-AR3 Class 2A1, 3.2394% 3/25/35 (m)		1,940,176	1,756,139
TOTAL PRIVATE SPONSOR			236,486,526
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17		411,625	447,277
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $202,261,982)			236,933,803
Commercial Mortgage Securities - 6.5%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.78% 2/14/29 (f)(m)		800,000	760,000
Series 1997-D4:
Class B1, 7.525% 4/14/29		210,000	219,437
Class B2, 7.525% 4/14/29		1,498,104	1,558,028
Class B5, 7.525% 4/14/29		129,000	80,574
Series 1997-D5:
Class A-6, 7.1896% 2/14/43 (m)		2,470,000	2,622,016
Class A2, 7.1508% 2/14/43 (m)		1,399,000	1,521,473
Class A3, 7.2008% 2/14/43 (m)		1,510,000	1,624,443
Class A5, 6.9396% 2/14/43 (m)		256,000	273,706
Class A7, 7.4296% 2/14/43 (m)		820,000	863,231
Class PS1, 1.5207% 2/14/43 (m)(o)		5,997,010	193,243
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.91% 5/10/45 (m)		2,221,000	2,353,467
Series 2006-4 Class A1, 5.363% 7/10/46 (m)		564,986	571,288
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Banc of America Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-5:
Class A1, 5.185% 9/10/47		$ 866,237	$ 875,807
Class A2, 5.317% 9/10/47		7,342,000	7,485,528
Class A3, 5.39% 9/10/47		2,653,000	2,664,394
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	3,857,188
Series 2007-2 Class A1, 5.421% 4/10/49		493,515	508,730
Series 2007-4 Class A3, 6.0019% 2/10/51 (m)		1,897,000	1,935,725
Series 2006-6 Class E, 5.619% 10/10/45 (f)		1,098,000	166,582
Series 2007-3:
Class A3, 5.837% 6/10/49 (m)		3,176,000	3,286,931
Class A4, 5.837% 6/10/49 (m)		3,965,000	3,753,279
Series 2008-1 Class D, 6.4163% 2/10/51 (f)(m)		125,000	38,682
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32		130,428	130,395
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	4,048,188
Series 2002-2 Class F, 5.487% 7/11/43		415,000	394,178
Series 2004-2:
Class A3, 4.05% 11/10/38		2,364,238	2,397,138
Class A4, 4.153% 11/10/38		2,412,000	2,437,140
Series 2004-4 Class A3, 4.128% 7/10/42		297,627	297,462
Series 2005-1 Class A3, 4.877% 11/10/42		3,975,333	3,973,311
Series 2006-1 Class A1, 5.219% 9/10/45 (m)		1,513,608	1,525,270
Series 2007-1 Class A2, 5.381% 1/15/49		4,040,000	4,114,510
Series 2001-3 Class H, 6.562% 4/11/37 (f)		1,472,000	1,444,730
Series 2001-PB1:
Class J, 7.166% 5/11/35 (f)		474,000	449,726
Class K, 6.15% 5/11/35 (f)		885,000	779,696
Series 2003-1 Class G, 5.608% 9/11/36 (f)		310,000	299,887
Series 2003-2 Class XP, 0.4312% 3/11/41 (f)(m)(o)		16,252,068	27,459
Series 2004-1 Class F, 5.279% 11/10/39 (f)		185,000	136,095
Series 2004-4:
Class K, 4.637% 7/10/42 (f)(m)		300,000	1,500
Class L, 4.637% 7/10/42 (f)(m)		280,000	700
Series 2004-5 Class G, 5.4963% 11/10/41 (f)(m)		195,000	109,079
Series 2005-3 Series A3B, 5.09% 7/10/43 (m)		5,908,000	6,008,829
Series 2005-6:
Class A3, 5.3503% 9/10/47 (m)		3,423,000	3,509,189
Class AJ, 5.3503% 9/10/47 (m)		300,000	262,572
Series 2007-1 Class B, 5.543% 1/15/49		1,146,000	355,391
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class B, 0.5969% 3/15/22 (f)(m)		$ 390,000	$ 351,000
Class C, 0.6469% 3/15/22 (f)(m)		817,000	718,960
Class D, 0.6969% 3/15/22 (f)(m)		826,000	710,360
Class E, 0.7369% 3/15/22 (f)(m)		684,000	574,560
Class F, 0.8069% 3/15/22 (f)(m)		615,784	486,469
Class G, 0.8669% 3/15/22 (f)(m)		399,119	287,366
Class J, 1.3869% 3/15/22 (f)(m)		253,000	141,680
Series 2006-BIX1:
Class C, 0.5169% 10/15/19 (f)(m)		1,222,000	1,063,140
Class D, 0.5469% 10/15/19 (f)(m)		1,494,000	1,269,900
Class E, 0.5769% 10/15/19 (f)(m)		1,385,000	1,149,550
Class F, 0.6469% 10/15/19 (f)(m)		3,150,730	2,426,062
Class G, 0.6669% 10/15/19 (f)(m)		1,245,579	846,994
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1928% 12/25/33 (f)(m)		85,552	51,331
Series 2004-1:
Class A, 0.7028% 4/25/34 (f)(m)		1,496,550	1,182,274
Class B, 2.2428% 4/25/34 (f)(m)		167,784	83,892
Class M1, 0.9028% 4/25/34 (f)(m)		134,712	91,604
Class M2, 1.5428% 4/25/34 (f)(m)		124,456	72,184
Series 2004-2:
Class A, 0.7728% 8/25/34 (f)(m)		1,162,258	923,995
Class M1, 0.9228% 8/25/34 (f)(m)		195,640	125,210
Series 2004-3:
Class A1, 0.7128% 1/25/35 (f)(m)		2,594,176	2,049,399
Class A2, 0.7628% 1/25/35 (f)(m)		372,262	249,415
Class M1, 0.8428% 1/25/35 (f)(m)		447,815	291,080
Class M2, 1.3428% 1/25/35 (f)(m)		207,508	128,655
Series 2005-2A:
Class A1, 0.6528% 8/25/35 (f)(m)		2,023,613	1,422,195
Class M1, 0.7728% 8/25/35 (f)(m)		100,778	49,956
Class M2, 0.8228% 8/25/35 (f)(m)		166,217	77,424
Class M3, 0.8428% 8/25/35 (f)(m)		91,963	40,317
Class M4, 0.9528% 8/25/35 (f)(m)		84,419	34,713
Series 2005-3A:
Class A1, 0.6628% 11/25/35 (f)(m)		741,362	537,116
Class A2, 0.7428% 11/25/35 (f)(m)		734,686	492,240
Class M1, 0.7828% 11/25/35 (f)(m)		87,684	43,518
Class M2, 0.8328% 11/25/35 (f)(m)		111,325	52,445
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
Series 2005-3A:
Class M3, 0.8528% 11/25/35 (f)(m)		$ 99,633	$ 44,307
Class M4, 0.9428% 11/25/35 (f)(m)		124,133	51,838
Series 2005-4A:
Class A2, 0.7328% 1/25/36 (f)(m)		1,717,190	1,150,517
Class B1, 1.7428% 1/25/36 (f)(m)		148,394	51,938
Class M1, 0.7928% 1/25/36 (f)(m)		553,932	304,663
Class M2, 0.8128% 1/25/36 (f)(m)		166,180	83,090
Class M3, 0.8428% 1/25/36 (f)(m)		242,693	114,066
Class M4, 0.9528% 1/25/36 (f)(m)		134,222	56,373
Class M5, 0.9928% 1/25/36 (f)(m)		134,222	53,689
Class M6, 1.0428% 1/25/36 (f)(m)		142,559	54,172
Series 2006-1:
Class A2, 0.7028% 4/25/36 (f)(m)		264,917	162,367
Class M1, 0.7228% 4/25/36 (f)(m)		94,750	43,538
Class M2, 0.7428% 4/25/36 (f)(m)		100,109	43,077
Class M3, 0.7628% 4/25/36 (f)(m)		86,136	34,859
Class M4, 0.8628% 4/25/36 (f)(m)		48,810	18,548
Class M5, 0.9028% 4/25/36 (f)(m)		47,375	16,837
Class M6, 0.9828% 4/25/36 (f)(m)		94,462	31,673
Series 2006-2A:
Class A1, 0.5728% 7/25/36 (f)(m)		4,821,298	3,333,445
Class A2, 0.6228% 7/25/36 (f)(m)		238,527	159,813
Class B1, 1.2128% 7/25/36 (f)(m)		89,307	26,605
Class B3, 3.0428% 7/25/36 (f)(m)		134,930	36,903
Class M1, 0.6528% 7/25/36 (f)(m)		250,264	110,341
Class M2, 0.6728% 7/25/36 (f)(m)		176,573	72,572
Class M3, 0.6928% 7/25/36 (f)(m)		146,464	55,891
Class M4, 0.7628% 7/25/36 (f)(m)		98,901	35,219
Class M5, 0.8128% 7/25/36 (f)(m)		121,560	40,978
Class M6, 0.8828% 7/25/36 (f)(m)		181,370	58,582
Series 2006-3A:
Class B1, 1.1428% 10/25/36 (f)(m)		156,826	31,365
Class B2, 1.6928% 10/25/36 (f)(m)		113,113	20,360
Class B3, 2.9428% 10/25/36 (f)(m)		184,072	33,133
Class M4, 0.7728% 10/25/36 (f)(m)		173,321	51,996
Class M5, 0.8228% 10/25/36 (f)(m)		207,491	56,023
Class M6, 0.9028% 10/25/36 (f)(m)		406,145	93,413
Series 2006-4A:
Class A1, 0.5728% 12/25/36 (f)(m)		892,669	625,136
Class A2, 0.6128% 12/25/36 (f)(m)		4,542,129	2,245,175
Class B1, 1.0428% 12/25/36 (f)(m)		138,879	30,331
Class B2, 1.5928% 12/25/36 (f)(m)		141,559	28,411
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
Series 2006-4A:
Class B3, 2.7928% 12/25/36 (f)(m)		$ 241,066	$ 43,729
Class M1, 0.6328% 12/25/36 (f)(m)		290,558	98,761
Class M2, 0.6528% 12/25/36 (f)(m)		193,705	61,095
Class M3, 0.6828% 12/25/36 (f)(m)		196,414	58,001
Class M4, 0.7428% 12/25/36 (f)(m)		235,020	65,336
Class M5, 0.7828% 12/25/36 (f)(m)		216,056	56,218
Class M6, 0.8628% 12/25/36 (f)(m)		193,705	46,528
Series 2007-1:
Class A2, 0.6128% 3/25/37 (f)(m)		993,530	645,794
Class B1, 1.0128% 3/25/37 (f)(m)		316,103	72,704
Class B2, 1.4928% 3/25/37 (f)(m)		229,191	43,546
Class B3, 3.6928% 3/25/37 (f)(m)		627,568	106,687
Class M1, 0.6128% 3/25/37 (f)(m)		278,134	119,598
Class M2, 0.6328% 3/25/37 (f)(m)		207,734	78,939
Class M3, 0.6628% 3/25/37 (f)(m)		184,232	60,796
Class M4, 0.7128% 3/25/37 (f)(m)		148,063	44,419
Class M5, 0.7628% 3/25/37 (f)(m)		231,129	64,716
Class M6, 0.8428% 3/25/37 (f)(m)		323,597	80,899
Series 2007-2A:
Class A1, 0.6128% 7/25/37 (f)(m)		882,955	644,557
Class A2, 0.6628% 7/25/37 (f)(m)		825,002	437,251
Class B1, 1.9428% 7/25/37 (f)(m)		254,077	43,193
Class B2, 2.5928% 7/25/37 (f)(m)		219,974	37,396
Class B3, 3.6928% 7/25/37 (f)(m)		247,316	43,280
Class M1, 0.7128% 7/25/37 (f)(m)		289,694	110,895
Class M2, 0.7528% 7/25/37 (f)(m)		158,301	49,865
Class M3, 0.8328% 7/25/37 (f)(m)		160,508	44,942
Class M4, 0.9928% 7/25/37 (f)(m)		316,897	76,055
Class M5, 1.0928% 7/25/37 (f)(m)		279,352	58,664
Class M6, 1.3428% 7/25/37 (f)(m)		354,200	65,527
Series 2007-3:
Class A2, 0.6328% 7/25/37 (f)(m)		938,446	480,766
Class B1, 1.2928% 7/25/37 (f)(m)		228,095	45,026
Class B2, 1.9428% 7/25/37 (f)(m)		570,800	96,808
Class B3, 4.3428% 7/25/37 (f)(m)		303,232	45,636
Class M1, 0.6528% 7/25/37 (f)(m)		203,822	76,658
Class M2, 0.6828% 7/25/37 (f)(m)		218,460	76,111
Class M3, 0.7128% 7/25/37 (f)(m)		344,239	112,601
Class M4, 0.8428% 7/25/37 (f)(m)		540,506	157,504
Class M5, 0.9428% 7/25/37 (f)(m)		280,360	69,501
Class M6, 1.1428% 7/25/37 (f)(m)		213,782	49,769
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
Series 2007-4A:
Class B1, 2.8928% 9/25/37 (f)(m)		$ 334,063	$ 43,428
Class B2, 3.7928% 9/25/37 (f)(m)		1,215,430	145,852
Class M1, 1.2928% 9/25/37 (f)(m)		321,227	83,519
Class M2, 1.3928% 9/25/37 (f)(m)		321,227	70,670
Class M4, 1.9428% 9/25/37 (f)(m)		821,588	147,886
Class M5, 2.0928% 9/25/37 (f)(m)		821,588	123,238
Class M6, 2.2928% 9/25/37 (f)(m)		823,184	115,246
Series 2004-1 Class IO, 1.25% 4/25/34 (f)(o)		4,882,988	180,182
Series 2007-5A Class IO, 3.047% 10/25/37 (f)(m)(o)		11,072,079	1,184,712
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4564% 3/11/39 (m)		450,000	370,208
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class E, 0.6569% 3/15/19 (f)(m)		200,000	144,000
Class G, 0.7769% 3/15/19 (f)(m)		805,386	402,693
Class H, 0.9869% 3/15/19 (f)(m)		541,917	222,186
Class J, 1.1869% 3/15/19 (f)(m)		407,118	154,705
Series 2007-BBA8:
Class D, 0.5869% 3/15/22 (f)(m)		655,330	425,326
Class E, 0.6369% 3/15/22 (f)(m)		3,607,157	2,215,034
Class F, 0.6869% 3/15/22 (f)(m)		2,235,922	1,291,873
Class G, 0.7369% 3/15/22 (f)(m)		537,549	295,737
Class H, 0.8869% 3/15/22 (f)(m)		655,330	323,561
Class J, 1.0369% 3/15/22 (f)(m)		655,330	265,675
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39		748,393	761,649
Series 2004-PWR3 Class A3, 4.487% 2/11/41		2,010,596	2,049,618
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	541,765
Series 2006-T24 Class A1, 4.905% 10/12/41 (m)		1,665,254	1,695,588
Series 2007-PW16 Class A4, 5.9076% 6/11/40 (m)		1,112,000	1,111,858
Series 2007-PW17 Class A1, 5.282% 6/11/50		949,274	964,916
Series 2007-T26 Class A1, 5.145% 1/12/45 (m)		535,625	548,112
Series 1999-C1:
Class G, 5.64% 2/14/31 (f)		70,000	63,715
Class I, 5.64% 2/14/31 (f)		205,000	58,898
Series 2003-PWR2 Class X2, 0.5984% 5/11/39 (f)(m)(o)		14,745,455	98,795
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	6,948,903
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-PW14 Class X2, 0.8482% 12/11/38 (f)(m)(o)		$ 25,773,245	$ 504,973
Series 2006-T22:
Class A1, 5.415% 4/12/38 (m)		211,273	211,647
Class A4, 5.6286% 4/12/38 (m)		237,000	248,258
Class B, 5.4625% 4/12/38 (f)(m)		200,000	161,770
Series 2007-BBA8:
Class K, 1.5369% 3/15/22 (f)(m)		120,000	41,554
Class L, 2.2369% 3/15/22 (f)(m)		254,000	74,173
Series 2007-PW15 Class A1, 5.016% 2/11/44		451,249	460,581
Series 2007-PW16:
Class B, 5.9076% 6/11/40 (f)(m)		304,000	109,275
Class C, 5.9076% 6/11/40 (f)(m)		255,000	78,943
Class D, 5.9076% 6/11/40 (f)(m)		255,000	66,223
Series 2007-PW18 Class X2, 0.4862% 6/11/50 (f)(m)(o)		177,669,388	2,378,336
Series 2007-T28:
Class A1, 5.422% 9/11/42		298,997	308,853
Class X2, 0.3328% 9/11/42 (f)(m)(o)		88,855,592	727,514
C-BASS Trust floater Series 2006-SC1 Class A, 0.6128% 5/25/36 (f)(m)		975,056	589,260
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)		2,235,000	2,356,665
Class XCL, 2.3619% 5/15/35 (f)(m)(o)		25,967,397	827,529
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (f)		800,000	706,881
Series 1998-2 Class J, 6.39% 11/18/30 (f)		507,951	113,603
Series 1999-2:
Class E, 7.734% 1/15/32		763,000	762,083
Class F, 7.734% 1/15/32		413,000	410,786
Series 2001-245 Class A2, 6.4842% 2/12/16 (f)(m)		1,911,046	1,963,845
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (f)		290,000	296,646
Citigroup Commercial Mortgage Trust:
floater:
Series 2006-FL2:
Class F, 0.6469% 8/16/21 (f)(m)		678,000	557,499
Class G, 0.6669% 8/15/21 (f)(m)		542,222	407,442
Class H, 0.7069% 8/15/21 (f)(m)		433,548	296,369
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Citigroup Commercial Mortgage Trust: - continued
floater:
Series 2007-FL3A:
Class MLA1, 1.1369% 4/15/22 (f)(m)		$ 291,000	$ 233,044
Classs MLA2, 1.3869% 4/15/22 (f)(m)		129,000	102,893
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		9,955,000	10,004,419
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (f)		3,212,461	2,814,827
Series 2006-FL2 Class CNP3, 1.5369% 8/16/21 (f)(m)		5,089,327	4,834,861
Series 2007-C6:
Class A1, 5.622% 12/10/49 (m)		11,096,992	11,352,359
Class A4, 5.8882% 12/10/49 (m)		5,830,000	5,756,956
Series 2007-FL3A Class A2, 0.4769% 4/15/22 (f)(m)		6,878,000	6,042,149
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49		371,775	375,546
Class A2A, 5.237% 12/11/49		11,693,000	11,923,069
Class A4, 5.322% 12/11/49		2,823,000	2,672,241
Series 2007-CD4:
Class A3, 5.293% 12/11/49		1,852,000	1,816,443
Class C, 5.476% 12/11/49		3,581,000	1,002,680
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (f)(m)	CAD	138,000	61,109
Class G, 5.01% 5/15/44 (f)(m)	CAD	30,000	11,663
Class H, 5.01% 5/15/44 (f)(m)	CAD	20,000	6,895
Class J, 5.01% 5/15/44 (f)(m)	CAD	20,000	6,297
Class K, 5.01% 5/15/44 (f)(m)	CAD	10,000	2,765
Class L, 5.01% 5/15/44 (f)(m)	CAD	36,000	8,799
Class M, 5.01% 5/15/44 (f)(m)	CAD	165,000	35,909
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0152% 5/15/46 (m)		1,902,000	1,943,392
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	1,027,080
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5669% 4/15/17 (f)(m)		4,261,000	3,451,410
Class C, 0.6069% 4/15/17 (f)(m)		1,531,000	1,209,490
Class D, 0.6469% 4/15/17 (f)(m)		950,056	731,543
Class E, 0.7069% 4/15/17 (f)(m)		802,445	601,834
Class F, 0.7469% 4/15/17 (f)(m)		171,562	111,515
Class G, 0.8869% 4/15/17 (f)(m)		171,562	90,928
Class H, 0.9569% 4/15/17 (f)(m)		171,562	65,194
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
COMM pass-thru certificates: - continued
floater:
Series 2005-F10A:
Class J, 1.1869% 4/15/17 (f)(m)		$ 131,565	$ 36,838
Series 2005-FL11:
Class B, 0.5869% 11/15/17 (f)(m)		234,750	215,970
Class C, 0.6369% 11/15/17 (f)(m)		1,933,363	1,720,693
Class D, 0.6769% 11/15/17 (f)(m)		100,544	88,478
Class E, 0.7269% 11/15/17 (f)(m)		357,440	307,398
Class F, 0.7869% 11/15/17 (f)(m)		247,642	200,590
Class G, 0.8369% 11/15/17 (f)(m)		171,653	116,724
Series 2006-FL12 Class AJ, 0.4669% 12/15/20 (f)(m)		2,710,000	2,222,200
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (m)		60,181	60,218
Series 2006-C8 Class A3, 5.31% 12/10/46		5,420,000	5,444,718
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (f)		3,216,000	3,218,525
Series 2007-C9 Class A4, 6.0098% 12/10/49 (m)		4,209,000	4,238,330
Series 2001-J1A Class F, 6.958% 2/14/34 (f)		600,000	606,846
Series 2001-J2A Class F, 7.1577% 7/16/34 (f)(m)		199,000	159,323
Series 2004-LBN2 Class X2, 1.0038% 3/10/39 (f)(m)(o)		3,747,116	23,180
Series 2006-C8:
Class B, 5.44% 12/10/46		3,294,000	1,154,624
Class XP, 0.6771% 12/10/46 (m)(o)		21,907,611	310,663
Commercial Mortgage Acceptance Corp.:
Series 1998-C1:
Class F, 6.23% 7/15/31 (f)		120,481	123,503
Class G, 6.21% 7/15/31 (f)		554,000	566,605
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (f)(m)		204,930	215,243
Commercial Mortgage Asset Trust:
sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (m)		98,357	98,416
Series 1999-C1 Class F, 6.25% 1/17/32 (f)		550,000	451,002
Series 1999-C2 Class G, 6% 11/17/32		302,000	295,443
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39		17,590,000	17,087,471
Series 2006-C5:
Class A1, 5.297% 12/15/39		417,897	423,393
Class AJ, 5.373% 12/15/39		3,852,000	2,001,253
Series 2007-C2:
Class A1, 5.269% 1/15/49		57,155	57,542
Class A2, 5.448% 1/15/49 (m)		10,150,000	10,357,464
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Credit Suisse Commercial Mortgage Trust: - continued
Series 2007-C2:
Class A3, 5.542% 1/15/49 (m)		$ 3,804,000	$ 3,473,088
Series 2007-C3:
Class A1, 5.664% 6/15/39 (m)		223,873	227,008
Class A4, 5.9118% 6/15/39 (m)		1,144,000	1,048,082
Series 2006-C4 Class AAB, 5.439% 9/15/39		10,824,000	11,229,737
Series 2006-C5 Class ASP, 0.8719% 12/15/39 (m)(o)		13,910,240	278,113
Series 2007-C5 Class A4, 5.695% 9/15/40 (m)		1,722,000	1,535,746
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6869% 4/15/22 (f)(m)		6,783,000	2,645,370
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.9369% 9/15/21 (f)(m)		270,312	175,593
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36		1,902,000	1,992,604
Series 2002-CP5 Class A1, 4.106% 12/15/35		146,458	149,531
Series 2004-C1:
Class A3, 4.321% 1/15/37		516,027	524,909
Class A4, 4.75% 1/15/37		884,000	902,295
Series 1997-C2 Class F, 7.46% 1/17/35 (m)		929,000	1,014,105
Series 1998-C1:
Class D, 7.17% 5/17/40		176,202	178,266
Class F, 6% 5/17/40 (f)		659,000	656,246
Class H, 6% 5/17/40 (f)		130,000	11,459
Series 1999-C1 Class E, 8.1581% 9/15/41 (m)		830,501	828,487
Series 2001-CK6 Class AX, 1.1925% 8/15/36 (m)(o)		5,096,750	53,092
Series 2001-CKN5 Class AX, 2.3088% 9/15/34 (f)(m)(o)		15,468,282	273,765
Series 2001-SPGA Class C, 6.809% 8/13/18 (f)		230,000	216,147
Series 2003-C3:
Class D, 4.131% 5/15/38		120,000	94,844
Class J, 4.231% 5/15/38 (f)		300,000	168,349
Series 2003-C4 Class ASP, 0.6195% 8/15/36 (f)(m)(o)		12,258,479	17,588
Series 2006-C1 Class A3, 5.711% 2/15/39 (m)		10,043,000	10,246,164
Credit Suisse Mortgage Capital Certificates:
floater:
Series 2007-TFL1:
Class B, 0.4869% 2/15/22 (f)(m)		721,000	468,650
Class C:
0.5069% 2/15/22 (f)(m)		1,864,711	1,025,591
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Credit Suisse Mortgage Capital Certificates: - continued
floater:
sequential payer:
Series 2007-TFL1:
Class C:
0.6069% 2/15/22 (f)(m)		$ 665,993	$ 299,697
Class F, 0.6569% 2/15/22 (f)(m)		1,331,815	532,726
Class L, 2.2369% 2/15/22 (f)(m)		100,000	20,000
sequential payer Series 2007-C1:
Class A1, 5.227% 2/15/40		135,544	137,178
Class A2, 5.268% 2/15/40		18,300,000	18,702,984
Series 2007-C1:
Class ASP, 0.6107% 2/15/40 (m)(o)		35,608,965	470,726
Class B, 5.487% 2/15/40 (f)(m)		2,907,000	334,305
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.5969% 5/15/23 (f)(m)		450,000	429,731
Class D, 0.8069% 5/15/23 (f)(m)		170,000	154,998
Class F, 0.9369% 5/15/23 (f)(m)		140,000	125,373
Series 2006-HC1A Class C, 0.7369% 5/15/23 (f)(m)		355,000	326,583
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (f)		500,000	220,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		400,000	312,642
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.4578% 6/10/31 (f)(m)		891,000	975,101
Series 2000-CKP1 Class B3, 8.5595% 11/10/33 (m)		230,000	229,941
First Union National Bank Commercial Mortgage Trust Series 2001-C4:
Class H, 7.036% 12/12/33 (f)		770,000	773,607
Class K, 6% 12/12/33 (f)		520,000	516,625
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33		679,000	665,196
Class G, 6.936% 3/15/33 (f)		1,252,000	1,201,267
Class H, 7.039% 3/15/33 (f)		63,000	59,600
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (f)(m)		361,000	371,961
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (f)		200,000	205,750
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (f)		625,000	562,500
GE Capital Commercial Mortgage Corp.:
sequential payer:
Series 2000-1 Class A2, 6.496% 1/15/33		390,888	396,827
Series 2007-C1 Class A4, 5.543% 12/10/49		11,404,000	10,441,197
Series 2001-1 Class X1, 1.255% 5/15/33 (f)(m)(o)		19,123,921	137,228
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GE Capital Commercial Mortgage Corp.: - continued
Series 2001-3 Class C, 6.51% 6/10/38		$ 287,000	$ 284,533
Series 2002-1A Class H, 7.4003% 12/10/35 (f)(m)		65,000	62,040
Series 2004-C1 Class X2, 1.3009% 11/10/38 (f)(m)(o)		11,959,468	72,248
Series 2005-C1 Class B, 4.846% 6/10/48 (m)		543,000	403,419
Series 2007-C1 Class XP, 0.3803% 12/10/49 (m)(o)		38,074,516	261,545
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		474,665	161,263
Series 1997-C2:
Class F, 6.75% 4/15/29 (m)		1,085,163	1,142,801
Class G, 6.75% 4/15/29 (m)		504,000	512,991
Series 1999-C1 Class F, 6.02% 5/15/33 (f)		540,000	524,283
Series 1999-C2I Class K, 6.481% 9/15/33 (p)		385,000	21,306
Series 1999-C3:
Class G, 6.974% 8/15/36 (f)		170,971	171,688
Class J, 6.974% 8/15/36 (f)		226,000	225,934
Class K, 6.974% 8/15/36 (f)		427,000	237,672
Series 2000-C1:
Class G, 7% 3/15/33 (f)		34,559	34,462
Class H, 7% 3/15/33 (f)		100,000	99,125
Class K, 7% 3/15/33		90,000	66,508
Series 2002-C3 Class B, 5.101% 7/10/39		285,000	294,063
Series 2003-C3 Class X2, 0.8423% 4/10/40 (f)(m)(o)		12,937,743	39,557
Series 2005-C1 Class X2, 0.8502% 5/10/43 (m)(o)		8,706,653	87,495
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.47% 11/5/21 (f)(m)		715,000	486,510
sequential payer:
Series 2003-C1 Class D, 4.29% 7/5/35 (f)		490,000	477,241
Series 2004-GG1 Class A4, 4.755% 6/10/36		900,916	911,082
Series 2007-GG11:
Class A1, 5.358% 12/10/49		1,940,433	2,004,172
Class A2, 5.597% 12/10/49		3,804,000	3,910,357
Series 2007-GG9:
Class A1, 5.233% 3/10/39		7,769	7,765
Class A4, 5.444% 3/10/39		5,530,000	5,343,898
Series 2002-C1:
Class H, 5.903% 1/11/35 (f)		97,000	90,592
Class J, 6.306% 1/11/35 (f)		760,000	686,865
Series 2003-C1 Class XP, 2.1997% 7/5/35 (f)(m)(o)		7,814,659	1,371
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2003-C2:
Class J, 5.234% 1/5/36 (f)(m)		$ 250,000	$ 189,616
Class XP, 1.0601% 1/5/36 (f)(m)(o)		12,076,264	58,305
Series 2005-GG3 Class XP, 0.6925% 8/10/42 (f)(m)(o)		36,580,349	451,625
Series 2006-GG7:
Class A3, 6.0847% 7/10/38 (m)		5,013,000	5,150,831
Class A4, 6.0847% 7/10/38 (m)		9,540,000	9,677,407
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (f)(o)		45,214,389	508,892
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5247% 6/6/20 (f)(m)		96,000	71,040
Class D, 0.5647% 6/6/20 (f)(m)		453,000	285,390
Class E, 0.6547% 6/6/20 (f)(m)		526,000	320,860
Class F, 0.7247% 6/6/20 (f)(m)		835,001	484,301
Class J, 2.0347% 6/6/20 (f)(m)		250,000	2,500
Series 2007-EOP:
Class C, 0.6047% 3/6/20 (f)(m)		1,994,000	1,774,660
Class D, 0.6547% 3/6/20 (f)(m)		4,004,000	3,523,520
Class F, 0.7647% 3/6/20 (f)(m)		164,000	141,040
Class G, 0.8047% 3/6/20 (f)(m)		81,000	67,230
Class H, 0.9347% 3/6/20 (f)(m)		60,000	49,800
Class J, 1.1347% 3/6/20 (f)(m)		86,000	70,520
Class L, 1.5486% 3/1/20 (f)(m)		400,000	324,000
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38		590,000	606,583
Series 1997-GL Class G, 7.5095% 7/13/30 (m)		834,375	913,891
Series 1998-GLII Class G, 8.002% 4/13/31 (f)(m)		600,000	587,719
Series 2001-GL3A Class JGGP, 7.6436% 8/5/18 (f)(m)		350,000	227,500
Series 2005-GG4 Class XP, 0.7072% 7/10/39 (f)(m)(o)		37,320,375	507,550
Series 2006-GG6 Class A2, 5.506% 4/10/38		11,153,000	11,296,786
Series 2006-RR2:
Class M, 5.806% 6/1/46 (f)(m)		100,000	0
Class N, 5.806% 6/1/46 (f)(m)		100,000	0
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		2,852,000	2,910,563
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GS Mortgage Securities Trust sequential payer: - continued
Series 2007-GG10:
Class A1, 5.69% 8/10/45		$ 595,967	$ 613,879
Class A2, 5.778% 8/10/45		13,561,000	13,874,937
Class A4, 5.9988% 8/10/45 (m)		20,890,000	19,614,574
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C1 Class E, 6.135% 7/12/37 (f)		201,000	186,398
Series 2003-C1:
Class CM1, 5.5061% 1/12/37 (f)(m)		207,341	170,020
Class D, 5.192% 1/12/37		230,000	223,919
Series 2004-C1 Class X2, 1.1053% 1/15/38 (f)(m)(o)		2,942,268	20,208
Series 2004-CB8 Class X2, 1.2067% 1/12/39 (f)(m)(o)		2,940,154	24,742
Series 2009-IWST Class D, 7.6935% 12/5/27 (f)(m)		250,000	249,506
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2004-FL1A Class B, 0.6069% 4/16/19 (f)(m)		653,656	620,974
Series 2005-FL1A Class A2, 0.5169% 2/15/19 (f)(m)		398,979	375,418
Series 2006-FL1A Class E, 0.7069% 2/15/20 (f)(m)		157,462	117,211
Series 2006-FLA2:
Class A2, 0.4669% 11/15/18 (f)(m)		10,000,000	8,600,000
Class B, 0.5069% 11/15/18 (f)(m)		1,587,688	1,127,259
Class C, 0.5469% 11/15/18 (f)(m)		1,128,009	733,206
Class D, 0.5669% 11/15/18 (f)(m)		343,616	202,733
Class E, 0.6169% 11/15/18 (f)(m)		495,684	282,540
Class F, 0.6669% 11/15/18 (f)(m)		742,166	393,348
Class G, 0.6969% 11/15/18 (f)(m)		644,879	328,888
Class H, 0.8369% 11/15/18 (f)(m)		495,684	232,971
sequential payer:
Series 2006-CB14 Class A3B, 5.6694% 12/12/44 (m)		5,657,000	5,777,625
Series 2006-CB15 Class A3, 5.819% 6/12/43 (m)		2,864,000	2,944,256
Series 2006-LDP8 Class A4, 5.399% 5/15/45		1,210,000	1,221,510
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (m)		903,000	907,073
Class A3, 5.336% 5/15/47		9,409,000	9,042,767
Series 2007-CB19 Class A4, 5.9366% 2/12/49 (m)		6,670,000	6,443,466
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-LD11 Class A2, 5.9913% 6/15/49 (m)		$ 5,340,000	$ 5,469,765
Series 2007-LDP10 Class A1, 5.122% 1/15/49		140,444	142,854
Series 2007-LDPX Class A3, 5.412% 1/15/49		5,234,000	4,904,468
Series 2004-CBX Class D, 5.097% 1/12/37 (m)		170,000	146,200
Series 2004-LDP4 Class D, 5.2913% 10/15/42 (m)		1,711,000	944,186
Series 2004-LN2 Class D, 5.3939% 7/15/41 (m)		420,000	357,213
Series 2005-CB13 Class E, 5.5269% 1/12/43 (f)(m)		963,000	328,617
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,750,000	10,910,806
Series 2006-CB17 Class A3, 5.45% 12/12/43		543,000	569,559
Series 2007-CB19:
Class B, 5.9366% 2/12/49 (m)		165,000	55,478
Class C, 5.9366% 2/12/49 (m)		424,000	142,550
Class D, 5.9366% 2/12/49 (m)		447,000	136,597
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (m)		364,000	59,817
Class CS, 5.466% 1/15/49 (m)		157,000	24,537
Class ES, 5.5451% 1/15/49 (f)(m)		983,000	49,119
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		1,590,000	1,710,526
Series 2000-C9 Class G, 6.25% 10/15/32 (f)		783,000	784,073
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.1496% 7/15/44 (m)		21,615,000	20,691,026
Series 1998-C1 Class D, 6.98% 2/18/30		781,249	788,812
Series 1998-C4 Class G, 5.6% 10/15/35 (f)		573,000	584,460
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27		364,168	374,534
Series 2001-C3 Class A1, 6.058% 6/15/20		49,945	50,543
Series 2004-C2 Class E, 4.487% 3/15/36		150,000	136,798
Series 2005-C7 Class AM, 5.263% 11/15/40 (m)		67,000	60,682
Series 2006-C1 Class A2, 5.084% 2/15/31		872,960	884,667
Series 2006-C3 Class A1, 5.478% 3/15/32		78,679	79,366
Series 2006-C6:
Class A1, 5.23% 9/15/39		237,580	239,677
Class A2, 5.262% 9/15/39 (m)		11,694,000	11,937,526
Series 2006-C7:
Class A1, 5.279% 11/15/38		642,219	653,387
Class A2, 5.3% 11/15/38		2,092,000	2,137,345
Class A3, 5.347% 11/15/38		1,417,000	1,413,449
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C7:
Class AM, 5.378% 11/15/38		$ 160,000	$ 135,152
Series 2007-C1:
Class A1, 5.391% 2/15/40 (m)		244,252	248,751
Class A3, 5.398% 2/15/40		10,000,000	10,317,458
Class A4, 5.424% 2/15/40		5,434,000	5,273,474
Series 2007-C2:
Class A1, 5.226% 2/15/40		156,404	158,402
Class A3, 5.43% 2/15/40		3,967,000	3,815,306
Series 2007-C6 Class A2, 5.845% 7/15/40		9,959,858	10,331,629
Series 2000-C3 Class B, 7.95% 3/15/32		351,338	353,490
Series 2000-C5 Class E, 7.29% 12/15/32		134,000	135,465
Series 2001-C3 Class B, 6.512% 6/15/36		3,676,000	3,812,859
Series 2001-C7 Class D, 6.514% 11/15/33		2,092,000	2,104,126
Series 2002-C1 Class J, 6.95% 3/15/34 (f)(m)		86,000	83,257
Series 2003-C7 Class L, 5.224% 7/15/37 (f)(m)		284,000	100,201
Series 2004-C2:
Class G, 4.595% 3/15/36 (f)(m)		225,000	172,437
Class K, 5.4332% 3/15/36 (f)(m)		500,000	204,218
Class XCP, 1.2292% 3/15/36 (f)(m)(o)		22,208,335	190,439
Series 2004-C4 Class A2, 4.567% 6/15/29 (m)		238,344	241,277
Series 2005-C2 Class AJ, 5.205% 4/15/30 (m)		710,000	611,098
Series 2005-C3 Class XCP, 0.9157% 7/15/40 (m)(o)		6,411,758	81,031
Series 2005-C5 Class A2, 4.885% 9/15/30		484,379	498,156
Series 2005-C7 Class C, 5.35% 11/15/40 (m)		686,000	508,951
Series 2006-C4:
Class AJ, 5.9021% 6/15/38 (m)		480,000	385,943
Class AM, 6.0997% 6/15/38 (m)		500,000	463,109
Series 2006-C6 Class XCP, 0.8541% 9/15/39 (m)(o)		10,810,515	196,651
Series 2007-C1:
Class C, 5.533% 2/15/40 (m)		4,185,000	878,794
Class D, 5.563% 2/15/40 (m)		760,000	129,484
Class E, 5.582% 2/15/40 (m)		381,000	55,633
Class XCP, 0.5131% 2/15/40 (m)(o)		4,345,108	55,806
Series 2007-C6 Class A4, 5.858% 7/15/40 (m)		2,376,000	2,295,882
Series 2007-C7:
Class A3, 5.866% 9/15/45		6,219,000	6,082,533
Class XCP, 0.4535% 9/15/45 (m)(o)		149,280,090	1,737,919
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (f)		544,000	560,624
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (f)		3,105,000	2,732,400
Class C, 4.13% 11/20/37 (f)		8,205,000	6,974,250
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2004-LLFA Class J, 1.5369% 10/15/17 (f)(m)		$ 160,000	$ 132,002
Series 2006-LLFA:
Class D, 0.5669% 9/15/21 (f)(m)		608,683	505,396
Class E, 0.6269% 9/15/21 (f)(m)		2,196,145	1,719,198
Class F, 0.6769% 9/15/21 (f)(m)		1,143,094	829,447
Class G, 0.6969% 9/15/21 (f)(m)		2,258,211	1,480,326
Class H, 0.7369% 9/15/21 (f)(m)		582,579	231,509
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34		3,377,000	3,564,434
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (f)		180,000	157,734
Class I11, 7.72% 2/26/28 (f)		100,000	82,220
Class I12, 7.72% 2/26/28 (f)		100,000	78,810
Class I9, 7.72% 2/26/28 (f)		153,200	142,859
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (m)		620,000	640,806
Series 1998-C3 Class E, 7.0654% 12/15/30 (m)		173,000	183,479
Series 2001-HRPA:
Class G, 6.778% 2/3/16 (f)		395,000	402,229
Class H, 6.778% 2/3/16 (f)		315,000	319,757
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42		237,810	240,026
Series 2007-C1 Class A1, 4.533% 6/12/50		566,759	573,015
Series 2004-KEY2 Class K, 5.091% 8/12/39 (f)(m)		100,000	5,577
Series 2004-MKB1 Class F, 5.6894% 2/12/42 (f)(m)		180,000	166,745
Series 2005-CKI1 Class A3, 5.405% 11/12/37 (m)		3,122,000	3,185,144
Series 2005-LC1 Class F, 5.5536% 1/12/44 (f)(m)		1,655,000	573,535
Series 2006-C1:
Class A2, 5.7934% 5/12/39 (m)		2,680,000	2,792,056
Class AM, 5.8384% 5/12/39 (m)		100,000	88,546
Series 2006-KEY2 Class L, 5.091% 8/12/39 (f)		300,000	12,342
Series 2007-C1 Class A4, 6.0197% 6/12/50 (m)		7,199,517	7,098,718
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	3,957,527
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3701% 12/12/49 (m)		887,000	821,544
sequential payer:
Series 2006-1 CLass A3, 5.6441% 2/12/39 (m)		2,024,000	2,077,611
Series 2006-4:
Class A2, 5.112% 12/12/49 (m)		1,075,000	1,087,165
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-4:
Class ASB, 5.133% 12/12/49 (m)		$ 1,636,000	$ 1,693,047
Series 2007-5:
Class A1, 4.275% 8/12/48		86,477	87,232
Class A3, 5.364% 8/12/48		11,417,000	11,205,112
Class A4, 5.378% 8/12/48		76,000	69,154
Class B, 5.479% 2/12/17		5,706,000	394,438
Series 2007-6:
Class A1, 5.175% 3/12/51		118,477	120,288
Class A4, 5.485% 3/12/51 (m)		14,650,000	13,545,589
Series 2007-7 Class A4, 5.81% 6/12/50 (m)		6,656,000	6,358,581
Series 2007-8 Class A1, 4.622% 8/12/49		430,638	438,747
Series 2006-4 Class XP, 0.816% 12/12/49 (m)(o)		40,286,676	824,225
Series 2007-6 Class B, 5.635% 3/12/51 (m)		1,902,000	537,257
Series 2007-7 Class B, 5.75% 6/12/50		166,000	28,900
Series 2007-8 Class A3, 6.1549% 8/12/49 (m)		1,640,000	1,631,095
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class J, 0.797% 8/15/19 (f)(m)		38,581	34,723
Series 2006-XLF:
Class C, 1.537% 7/15/19 (f)(m)		822,747	113,128
Class F, 0.657% 7/15/19 (f)(m)		1,830,000	1,647,000
Class G, 0.697% 7/15/19 (f)(m)		1,041,000	728,700
Class H, 0.717% 7/15/19 (f)(m)		550,000	330,000
Class J, 0.767% 7/15/19 (f)(m)		354,000	123,900
Series 2007-XCLA Class A1, 0.537% 7/17/17 (f)(m)		2,552,484	1,072,043
Series 2007-XLCA Class B, 0.837% 7/17/17 (f)(m)		2,408,057	72,242
Series 2007-XLFA:
Class C, 0.497% 10/15/20 (f)(m)		1,092,000	436,800
Class D, 0.527% 10/15/20 (f)(m)		667,354	153,491
Class E, 0.587% 10/15/20 (f)(m)		834,661	108,506
Class F, 0.637% 10/15/20 (f)(m)		500,899	45,081
Class G, 0.677% 10/15/20 (f)(m)		619,188	43,343
Class H, 0.767% 10/15/20 (f)(m)		389,758	11,693
Class J, 0.917% 10/15/20 (f)(m)		444,903	8,898
Class MHRO, 1.027% 10/15/20 (f)(m)		605,197	90,780
Class MJPM, 1.337% 10/15/20 (f)(m)		183,182	128,227
Class MSTR, 1.037% 10/15/20 (f)(m)		343,918	51,588
Class NHRO, 1.227% 10/15/20 (f)(m)		918,469	119,401
Class NSTR, 1.187% 10/15/20 (f)(m)		315,384	41,000
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2003-IQ5 Class X2, 0.9866% 4/15/38 (f)(m)(o)		$ 5,855,645	$ 62,042
Series 2004-RR2 Class A2, 5.45% 10/28/33 (f)		556,471	556,471
Series 2005-IQ9 Class A3, 4.54% 7/15/56		2,826,000	2,836,835
Series 2006-HQ10:
Class A1, 5.131% 11/12/41		439,752	446,014
Class AM, 5.36% 11/12/41		620,000	571,892
Series 2006-T23 Class A1, 5.682% 8/12/41		1,279,544	1,308,236
Series 2007-HQ11:
Class A1, 5.246% 2/12/44		389,998	397,200
Class A31, 5.439% 2/12/44 (m)		964,000	972,825
Series 2007-IQ13:
Class A1, 5.05% 3/15/44		420,148	428,771
Class A4, 5.364% 3/15/44		10,000,000	9,617,674
Series 2007-IQ14 Class A1, 5.38% 4/15/49		1,024,219	1,054,178
Series 2007-T25:
Class A1, 5.391% 11/12/49		278,818	286,406
Class A2, 5.507% 11/12/49		3,425,000	3,589,915
Series 1997-RR Class F, 7.4521% 4/30/39 (f)(m)		267,098	245,730
Series 1998-CF1 Class G, 7.35% 7/15/32 (f)		223,000	103,695
Series 2003-IQ6 Class X2, 0.7193% 12/15/41 (f)(m)(o)		12,306,129	109,494
Series 2004-IQ7 Class E, 5.5366% 6/15/38 (f)(m)		120,000	58,200
Series 2004-RR2 Class C, 5.88% 10/28/33 (f)(m)		280,000	215,600
Series 2005-HQ7:
Class E, 5.3776% 11/14/42 (m)		75,000	39,750
Class F, 5.3776% 11/14/42 (m)		305,000	161,650
Series 2005-IQ9 Class X2, 1.2108% 7/15/56 (f)(m)(o)		22,352,229	364,900
Series 2006-HQ10 Class X2, 0.6959% 11/12/41 (f)(m)(o)		10,226,495	124,767
Series 2006-HQ8 Class A3, 5.61% 3/12/44 (m)		2,950,000	3,016,519
Series 2006-HQ9 Class B, 5.832% 7/12/44 (m)		2,823,000	1,820,835
Series 2006-IQ11:
Class A3, 5.9045% 10/15/42 (m)		3,157,000	3,280,948
Class A4, 5.9405% 10/15/42 (m)		570,000	590,516
Series 2006-IQ12:
Class AMFX, 5.37% 12/15/43		719,000	647,100
Class B, 5.468% 12/15/43		1,902,000	656,190
Series 2006-T23 Class A3, 5.9806% 8/12/41 (m)		972,000	1,015,302
Series 2007-HQ11 Class B, 5.538% 2/20/44 (m)		3,448,000	1,224,040
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-HQ12 Class A2, 5.8121% 4/12/49 (m)		$ 12,879,974	$ 12,894,418
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (m)		2,852,000	2,633,529
Class B, 5.9135% 4/15/49 (m)		469,000	138,355
Series 2007-XLC1:
Class C, 0.937% 7/17/17 (f)(m)		3,245,642	97,369
Class D, 1.037% 7/17/17 (f)(m)		1,526,121	45,784
Class E, 1.137% 7/17/17 (f)(m)		1,239,655	37,190
Morgan Stanley Dean Witter Capital I Trust:
sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31		23,678	24,232
Series 2000-PRIN Class C, 7.9519% 2/23/34 (m)		466,000	495,295
Series 2001-IQA Class F, 6.79% 12/18/32 (f)		194,900	198,188
Series 2001-TOP3 Class E, 7.4481% 7/15/33 (f)(m)		150,000	144,990
Series 2003-TOP9 Class E, 5.9175% 11/13/36 (f)(m)		78,000	67,921
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (f)		429,605	397,653
NationsLink Funding Corp. Series 1998-2:
Class F, 7.105% 8/20/30 (f)		612,173	656,870
Class G, 5% 8/20/30 (f)		361,875	369,463
Class J, 5% 8/20/30 (f)		195,000	165,750
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (f)		1,050,000	1,044,398
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)		661,619	628,538
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (f)		221,768	221,768
RBSCF Trust Series 2010-MB1 Class D, 4.6635% 4/15/24 (f)		480,000	434,250
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (f)	CAD	107,000	64,251
Class G, 4.456% 9/12/38 (f)	CAD	54,000	30,771
Class H, 4.456% 9/12/38 (f)	CAD	36,000	19,480
Class J, 4.456% 9/12/38 (f)	CAD	36,000	18,435
Class K, 4.456% 9/12/38 (f)	CAD	18,000	8,191
Class L, 4.456% 9/12/38 (f)	CAD	26,000	11,193
Class M, 4.456% 9/12/38 (f)	CAD	128,859	29,280
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	76,286
Class G, 4.57% 4/12/23	CAD	42,000	24,136
Class H, 4.57% 4/12/23	CAD	42,000	22,924
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Real Estate Asset Liquidity Trust: - continued
Series 2007-1:
Class J, 4.57% 4/12/23	CAD	42,000	$ 21,786
Class K, 4.57% 4/12/23	CAD	21,000	10,359
Class L, 4.57% 4/12/23	CAD	63,000	29,573
Class M, 4.57% 4/12/23	CAD	185,000	38,518
Salomon Brothers Mortgage Securities VII, Inc.:
sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33		1,306,055	1,310,675
Series 2001-C1 Class E, 6.31% 12/18/35		135,000	130,950
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (f)(m)		192,000	168,960
Class F6, 6.5% 2/18/34 (f)(m)		43,000	35,260
Structured Asset Securities Corp. Series 1997-LLI:
Class D, 7.15% 10/12/34		233,787	243,406
Class F, 7.3% 10/12/34 (f)		473,000	475,744
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 6.0716% 8/15/39 (m)		170,000	154,556
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (f)		1,616,000	1,652,179
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.9119% 7/15/24 (f)(m)		110,000	24,689
Class G, 0.9119% 7/15/24 (f)(m)		200,000	42,280
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.5369% 1/15/18 (f)(m)		1,276,330	1,273,269
Series 2006-WL7A:
Class E, 0.6169% 9/15/21 (f)(m)		1,770,598	951,161
Class F, 0.6769% 8/11/18 (f)(m)		1,877,987	930,362
Class G, 0.6969% 8/11/18 (f)(m)		1,779,101	851,368
Class J, 0.9369% 8/11/18 (f)(m)		395,545	79,920
Series 2007-ESH Class A1, 0.7869% 6/15/19 (f)(m)		170,949	158,982
Series 2007-WHL8:
Class AP1, 1.0369% 6/15/20 (f)(m)		140,220	77,121
Class AP2, 1.1369% 6/15/20 (f)(m)		235,007	117,503
Class F, 0.8169% 6/15/20 (f)(m)		4,565,501	1,141,375
Class LXR1, 1.0369% 6/15/20 (f)(m)		233,916	116,958
Class LXR2, 1.1369% 6/15/20 (f)(m)		3,111,858	1,244,743
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35		469,590	471,364
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)		3,533,506	3,566,852
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2003-C8 Class A3, 4.445% 11/15/35		$ 8,283,000	$ 8,441,780
Series 2006-C27 Class A2, 5.624% 7/15/45		1,700,000	1,726,352
Series 2006-C29:
Class A1, 5.11% 11/15/48		764,394	775,198
Class A3, 5.313% 11/15/48		5,051,000	5,136,231
Series 2007-C30:
Class A1, 5.031% 12/15/43		188,066	190,448
Class A3, 5.246% 12/15/43		1,633,000	1,627,149
Class A4, 5.305% 12/15/43		8,604,000	8,285,921
Class A5, 5.342% 12/15/43		2,036,000	1,797,282
Series 2007-C31:
Class A1, 5.14% 4/15/47		198,947	201,404
Class A4, 5.509% 4/15/47		4,299,000	3,922,930
Series 2007-C32:
Class A2, 5.7351% 6/15/49 (m)		15,568,000	15,974,642
Class A3, 5.9286% 6/15/49 (m)		3,229,000	3,072,944
Series 2003-C6 Class G, 5.125% 8/15/35 (f)(m)		903,000	740,648
Series 2003-C8 Class XP, 0.4798% 11/15/35 (f)(m)(o)		3,807,072	9,083
Series 2003-C9 Class XP, 0.6562% 12/15/35 (f)(m)(o)		6,281,686	15,090
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	305,297
Series 2004-C12 Class D, 5.4138% 7/15/41 (m)		280,000	241,761
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	243,101
Class C, 5.21% 8/15/41		170,000	153,416
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (f)(m)		1,464,000	1,361,520
Class 180B, 5.5782% 10/15/41 (f)(m)		666,000	599,400
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,297,730
Series 2005-C22:
Class B, 5.5348% 12/15/44 (m)		4,218,000	2,321,976
Class F, 5.5348% 12/15/44 (f)(m)		3,171,000	841,674
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)		7,870,000	7,920,748
Series 2006-C29 Class E, 5.516% 11/15/48 (m)		1,902,000	556,412
Series 2007-C30:
Class B, 5.463% 12/15/43 (m)		10,505,000	2,187,698
Class C, 5.483% 12/15/43 (m)		5,706,000	900,332
Class D, 5.513% 12/15/43 (m)		3,044,000	360,586
Class XP, 0.6284% 12/15/43 (f)(m)(o)		21,906,282	323,707
Series 2007-C31 Class C, 5.8829% 4/15/47 (m)		522,000	105,144
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C32:
Class D, 5.9286% 6/15/49 (m)		$ 1,431,000	$ 261,707
Class E, 5.9286% 6/15/49 (m)		2,252,000	368,338
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 6.0995% 2/15/51 (m)		1,259,000	1,171,251
Series 2007-C33 Class B, 6.0995% 2/15/51 (m)		3,198,000	990,493
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $729,277,247)			821,668,067
Municipal Securities - 0.2%

California Gen. Oblig.:
6.2% 3/1/19		5,000,000	5,185,650
7.5% 4/1/34		5,600,000	5,875,800
7.55% 4/1/39		8,400,000	8,894,508
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15		6,825,000	6,891,544
TOTAL MUNICIPAL SECURITIES (Cost $26,036,172)			26,847,502
Foreign Government and Government Agency Obligations - 1.6%

Arab Republic of Egypt:
5.75% 4/29/20 (f)		820,000	820,000
6.875% 4/30/40 (f)		510,000	497,250
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		3,726,769	2,422,400
par 2.5% 12/31/38 (e)		3,210,000	1,123,500
7% 3/28/11		31,325,000	30,333,912
7% 9/12/13		21,630,000	18,152,978
Bahamian Republic 6.95% 11/20/29 (f)		805,000	788,900
Barbados Government 7.25% 12/15/21 (f)		877,000	920,850
Brazilian Federative Republic:
6% 9/15/13		233,343	243,843
8.25% 1/20/34		410,000	530,950
8.75% 2/4/25		545,000	724,850
11% 8/17/40		1,700,000	2,252,500
12.25% 3/6/30		685,000	1,198,750
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Cayman Island Government 5.95% 11/24/19 (f)		$ 500,000	$ 488,750
Chilean Republic 7.125% 1/11/12		3,045,000	3,291,158
Colombian Republic:
7.375% 9/18/37		1,930,000	2,123,000
10.375% 1/28/33		575,000	810,750
11.75% 2/25/20		575,000	836,625
Congo Republic 3% 6/30/29 (e)		4,189,500	2,136,645
Croatia Republic 6.75% 11/5/19 (f)		1,455,000	1,509,417
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (f)		405,000	413,100
8.25% 10/24/12 (f)		1,070,000	1,123,500
Dominican Republic:
1.5704% 8/30/24 (m)		1,350,000	1,103,625
7.5% 5/6/21 (f)		1,140,000	1,114,350
9.04% 1/23/18 (f)		967,284	1,044,667
Ecuador Republic 5% 2/28/25		218,000	139,520
El Salvador Republic:
7.375% 12/1/19 (f)		595,000	636,650
7.65% 6/15/35 (Reg. S)		1,265,000	1,296,625
7.75% 1/24/23 (Reg. S)		870,000	939,600
8.25% 4/10/32 (Reg. S)		375,000	405,000
Gabonese Republic 8.2% 12/12/17 (f)		1,410,000	1,480,500
Georgia Republic 7.5% 4/15/13		1,870,000	1,907,400
Ghana Republic 8.5% 10/4/17 (f)		1,900,000	1,976,000
Hungarian Republic 6.25% 1/29/20		1,040,000	1,049,100
Indonesian Republic:
5.875% 3/13/20 (f)		1,560,000	1,620,528
6.625% 2/17/37 (f)		1,475,000	1,504,500
6.875% 3/9/17 (f)		950,000	1,059,250
6.875% 1/17/18 (f)		1,510,000	1,683,650
7.5% 1/15/16 (f)		485,000	554,113
7.75% 1/17/38 (f)		1,870,000	2,136,475
8.5% 10/12/35 (Reg. S)		1,360,000	1,676,200
11.625% 3/4/19 (f)		1,720,000	2,468,200
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		3,660,000	3,385,500
Lithuanian Republic:
6.75% 1/15/15 (f)		1,485,000	1,548,113
7.375% 2/11/20 (f)		960,000	1,001,952
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (f)		560,000	652,400
Peruvian Republic 7.35% 7/21/25		950,000	1,114,350
Philippine Republic:
6.5% 1/20/20		805,000	880,509
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Philippine Republic: - continued
9.5% 2/2/30		$ 565,000	$ 764,163
10.625% 3/16/25		520,000	749,476
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,725,000	3,110,375
Republic of Serbia 6.75% 11/1/24 (f)		5,384,334	5,115,117
Russian Federation:
5% 4/29/20 (f)		2,100,000	1,995,000
7.5% 3/31/30 (Reg. S)		12,753,040	14,251,522
12.75% 6/24/28 (Reg. S)		1,800,000	3,006,000
Turkish Republic:
5.625% 3/30/21		815,000	803,835
6.75% 4/3/18		1,520,000	1,662,576
6.75% 5/30/40		805,000	799,768
6.875% 3/17/36		3,285,000	3,342,488
7% 9/26/16		965,000	1,071,150
7.25% 3/5/38		1,400,000	1,484,000
7.375% 2/5/25		4,690,000	5,229,350
11.875% 1/15/30		495,000	795,713
Ukraine Cabinet of Ministers 6.875% 3/4/11 (Reg. S)		5,310,000	5,323,275
Ukraine Government:
6.385% 6/26/12 (f)		785,000	781,075
6.75% 11/14/17 (f)		2,295,000	2,122,875
United Mexican States:
5.125% 1/15/20		644,000	653,660
6.05% 1/11/40		820,000	826,560
7.5% 4/8/33		425,000	507,875
8.3% 8/15/31		420,000	541,800
Uruguay Republic:
6.875% 9/28/25		585,000	628,875
8% 11/18/22		2,566,902	3,009,693
Venezuelan Republic:
1.3072% 4/20/11 (Reg. S) (m)		9,055,000	8,013,675
5.375% 8/7/10 (Reg. S)		5,650,000	5,565,250
7% 3/31/38		815,000	419,725
8.5% 10/8/14		1,360,000	1,026,800
9% 5/7/23 (Reg. S)		3,590,000	2,182,720
9.25% 9/15/27		2,790,000	1,806,525
9.375% 1/13/34		985,000	586,075
10.75% 9/19/13		4,340,000	3,732,400
13.625% 8/15/18		4,038,000	3,432,300
Vietnamese Socialist Republic:
4% 3/12/28 (e)		2,915,000	2,390,300
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Vietnamese Socialist Republic: - continued
6.75% 1/29/20 (f)		$ 1,605,000	$ 1,637,100
6.875% 1/15/16 (f)		655,000	687,750
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $184,395,275)			197,179,246
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13		242,000	260,576
Eurasian Development Bank 7.375% 9/29/14 (f)		1,325,000	1,331,625
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,565,513)			1,592,201
Common Stocks - 0.0%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Charter Communications, Inc. Class A (a)	29,238	1,052,568
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(f)	1,517	15
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class B (a)	32	566
TOTAL COMMON STOCKS (Cost $965,209)		1,053,149
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	28,100	1,207,738
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Citigroup Capital XII 8.50%	92,030	$ 2,291,547
GMAC, Inc. 7.00% (f)	2,055	1,551,525
JPMorgan Chase Capital XXIX 6.70%	99,775	2,320,767
		6,163,839
TOTAL PREFERRED STOCKS (Cost $7,842,461)		7,371,577
Floating Rate Loans - 0.5%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.2269% 12/27/14 (m)	$ 3,412,759	3,011,760
Tranche C, term loan 2.2775% 12/27/15 (m)	2,143,645	1,881,048
		4,892,808
Automobiles - 0.0%
Ford Motor Co. term loan 3.2837% 12/15/13 (m)	3,533,538	3,286,191
Hotels, Restaurants & Leisure - 0.0%
Las Vegas Sands LLC:
term loan 2.05% 5/23/14 (m)	770,353	689,466
Tranche B, term loan 2.05% 5/23/14 (m)	3,749,537	3,355,836
		4,045,302
Media - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.3% 3/6/14 (m)	4,023,511	3,731,806
Newsday LLC term loan 10.5% 8/1/13	3,505,000	3,680,250
Univision Communications, Inc. Tranche 1LN, term loan 2.5401% 9/29/14 (m)	3,845,000	3,297,088
		10,709,144
TOTAL CONSUMER DISCRETIONARY		22,933,445
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Clear Channel Capital I LLC Tranche B, term loan 4.0041% 1/29/16 (m)	2,115,000	1,628,550
Floating Rate Loans - continued
	Principal Amount (c)	Value
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5478% 4/30/14 (m)	$ 4,182,568	$ 3,722,485
United Air Lines, Inc. Tranche B, term loan 2.3572% 2/1/14 (m)	836,513	727,767
US Airways Group, Inc. term loan 2.8128% 3/23/14 (m)	1,055,000	825,538
		5,275,790
Commercial Services & Supplies - 0.0%
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (m)	1,774,000	1,734,085
Tranche 2LN, term loan 7% 3/17/16 (m)	1,301,000	1,271,728
		3,005,813
Industrial Conglomerates - 0.0%
Sequa Corp. term loan 3.5466% 12/3/14 (m)	2,110,000	1,904,275
Machinery - 0.0%
Dresser, Inc. Tranche 2LN, term loan 6% 5/4/15 pay-in-kind (m)	2,335,000	2,194,900
TOTAL INDUSTRIALS		12,380,778
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Avaya, Inc. term loan 3.2597% 10/24/14 (m)	2,084,619	1,797,984
IT Services - 0.1%
First Data Corp.:
Tranche B1, term loan 3.0872% 9/24/14 (m)	908,015	765,003
Tranche B2, term loan 3.0323% 9/24/14 (m)	838,550	706,478
Tranche B3, term loan 3.0323% 9/24/14 (m)	2,843,130	2,395,337
		3,866,818
TOTAL INFORMATION TECHNOLOGY		5,664,802
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (m)	1,940,118	1,911,016
Tranche 2LN, term loan 10% 9/2/16 (m)	2,065,000	2,023,700
		3,934,716
Floating Rate Loans - continued
	Principal Amount (c)	Value
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Asurion Corp. Tranche 2LN, term loan 6.7501% 7/3/15 (m)	$ 3,685,000	$ 3,602,088
Intelsat Jackson Holdings Ltd. term loan 3.2915% 2/1/14 (m)	2,425,000	2,212,813
		5,814,901
UTILITIES - 0.0%
Multi-Utilities - 0.0%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2901% 3/30/12 (m)	789,624	726,454
term loan 3.2901% 3/30/14 (m)	5,262,712	4,841,695
		5,568,149
TOTAL FLOATING RATE LOANS (Cost $53,631,787)		57,925,341
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation - Citibank 1.1875% 12/14/19 (m) (Cost $1,351,970)	1,828,711	1,600,123
Bank Notes - 0.0%

National City Bank, Cleveland 0.3519% 3/1/13 (m) (Cost $835,565)	978,000	940,103
Fixed-Income Funds - 15.5%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (n)	1,852,620	195,599,614
Fidelity Floating Rate Central Fund (n)	5,129,635	483,314,221
Fidelity Mortgage Backed Securities Central Fund (n)	12,306,213	1,282,799,637
TOTAL FIXED-INCOME FUNDS (Cost $1,842,393,992)		1,961,713,472
Preferred Securities - 0.1%
	Principal Amount (c)	Value
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Comunicacoes e Participacoes SA 9.375%	$ 4,235,000	$ 4,311,483
Net Servicos de Comunicacao SA 9.25% (f)	3,458,000	3,461,477
		7,772,960
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Pemex Project Funding Master Trust 7.75%	4,338,000	4,353,082
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (m)	1,052,000	799,434
MUFG Capital Finance 1 Ltd. 6.346% (m)	4,028,000	3,652,943
		4,452,377
TOTAL PREFERRED SECURITIES (Cost $14,862,424)		16,578,419
Cash Equivalents - 9.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 5/28/10 due 6/1/10 (Collateralized by U.S. Government Obligations) # (Cost $1,247,819,000)	$ 1,247,847,961	1,247,819,000
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $12,712,127,558)		13,302,309,089
NET OTHER ASSETS - (5.0)%		(633,018,796)
NET ASSETS - 100%		$ 12,669,290,293
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $480,000) (l)

	Sept. 2037	$ 3,236,093	$ (3,064,755)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,058,000) (l)	Sept. 2037	3,721,506	(3,524,468)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $651,000) (l)	Sept. 2037	2,265,265	(2,145,328)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $936,000) (l)	Sept. 2037	5,824,967	(5,516,559)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $347,750) (l)	Sept. 2037	2,103,460	(1,992,091)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (k)	August 2034	27,749	(14,344)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (k)	Oct. 2034	33,876	(18,041)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (k)

	Feb. 2034	$ 787	$ (726)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (k)	April 2032	11,800	(6,949)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (k)	Sept. 2034	27,308	(21,825)
TOTAL CREDIT DEFAULT SWAPS		17,252,811	(16,305,086)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	$ 200,000,000	$ 217,420
		$ 217,252,811	$ (16,087,666)
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $999,374,410 or 7.9% of net assets.

(g) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $32,632,832 or 0.3% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $17,467,435.

(k) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(l) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(m) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,306 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 12/4/09	$ 173,625
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,247,819,000 due 6/01/10 at 0.21%
Banc of America Securities LLC	$ 84,016,772
Bank of America, NA	794,487,285
J.P. Morgan Securities, Inc.	84,899,987
Mizuho Securities USA, Inc.	284,414,956
$ 1,247,819,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 25,063,989
Fidelity Floating Rate Central Fund	16,225,845
Fidelity Mortgage Backed Securities Central Fund	42,209,079
Total	$ 83,498,913
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 808,744,111	$ -	$ 645,781,054	$ 195,599,614	8.3%
Fidelity Floating Rate Central Fund	578,953,113	16,225,639	150,038,575	483,314,221	17.4%
Fidelity Mortgage Backed Securities Central Fund	1,508,325,013	42,208,405	300,164,349	1,282,799,637	15.8%
Total	$ 2,896,022,237	$ 58,434,094	$ 1,095,983,978	$ 1,961,713,472
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,052,568	$ 1,052,568	$ -	$ -
Financials	6,163,854	4,612,314	1,551,525	15
Materials	566	566	-	-
Utilities	1,207,738	-	1,207,738	-
Corporate Bonds	3,007,003,842	-	3,006,580,243	423,599
U.S. Government and Government Agency Obligations	4,077,700,311	-	4,077,700,311	-
U.S. Government Agency - Mortgage Securities	1,318,568,582	-	1,318,568,582	-
Asset-Backed Securities	319,814,351	-	301,205,382	18,608,969
Collateralized Mortgage Obligations	236,933,803	-	233,902,364	3,031,439
Commercial Mortgage Securities	821,668,067	-	783,468,963	38,199,104
Valuation Inputs at Reporting Date: - continued
Description	Total	Level 1	Level 2	Level 3
Investments in Securities: - continued
Municipal Securities	$ 26,847,502	$ -	$ 26,847,502	$ -
Foreign Government and Government Agency Obligations	197,179,246	-	197,179,246	-
Supranational Obligations	1,592,201	-	1,592,201	-
Floating Rate Loans	57,925,341	-	57,925,341	-
Sovereign Loan Participations	1,600,123	-	-	1,600,123
Bank Notes	940,103	-	940,103	-
Fixed-Income Funds	1,961,713,472	1,961,713,472	-	-
Preferred Securities	16,578,419	-	16,578,419	-
Cash Equivalents	1,247,819,000	-	1,247,819,000	-
Total Investments in Securities:	$ 13,302,309,089	$ 1,967,378,920	$ 11,273,066,920	$ 61,863,249
Derivative Instruments:
Assets
Swap Agreements	$ 217,420	$ -	$ 217,420	$ -
Liabilities
Swap Agreements	$ (16,305,086)	$ -	$ (16,243,201)	$ (61,885)
Total Derivative Instruments:	$ (16,087,666)	$ -	$ (16,025,781)	$ (61,885)
Other Financial Instruments:
Forward Commitments	$ (1,513,722)	$ -	$ (1,513,722)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 98,697,672
Total Realized Gain (Loss)	1,701,129
Total Unrealized Gain (Loss)	9,079,001
Cost of Purchases	2,053,311
Proceeds of Sales	(11,959,954)
Amortization/Accretion	1,503,501
Transfers in to Level 3	16,453,150
Transfers out of Level 3	(55,664,561)
Ending Balance	$ 61,863,249
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ 8,544,355
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (45,410)
Total Unrealized Gain (Loss)	32,312
Transfers in to Level 3	(48,787)
Transfers out of Level 3	-
Ending Balance	$ (61,885)
Realized gain (loss) on Swap Agreements for the period	$ 2,218
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at May 31, 2010	$ 31,158

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $12,925,325,354. Net unrealized appreciation aggregated $376,983,735, of which $483,670,277 related to appreciated investment securities and $106,686,542 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and, as a result, swaps are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swaps in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $17,252,811 representing 0.14% of net assets.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Total Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2010

1.815814.105

ATB-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 23.7%
		Principal Amount (c)	Value
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Massey Energy Co. 3.25% 8/1/15		$ 1,970,000	$ 1,626,235
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Developers Diversified Realty Corp. 3% 3/15/12		270,000	257,175
Inland Real Estate Corp. 4.625% 11/15/26		233,000	228,340
			485,515
Real Estate Management & Development - 0.0%
ERP Operating LP 3.85% 8/15/26		130,000	130,406
TOTAL FINANCIALS			615,921
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Energy Conversion Devices, Inc. 3% 6/15/13		1,010,000	606,000
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Lucent Technologies, Inc. 2.875% 6/15/25		2,841,800	2,351,590
TOTAL CONVERTIBLE BONDS			5,199,746
Nonconvertible Bonds - 23.7%
CONSUMER DISCRETIONARY - 2.6%
Auto Components - 0.1%
ArvinMeritor, Inc. 8.125% 9/15/15		3,250,000	3,014,375
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11		5,595,000	5,835,753
5.875% 3/15/11		2,077,000	2,141,165
			10,991,293
Diversified Consumer Services - 0.0%
Affinion Group, Inc. 11.5% 10/15/15		1,990,000	2,059,650
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (f)(m)		2,935,000	2,964,350
			5,024,000
Hotels, Restaurants & Leisure - 0.3%
Chukchansi Economic Development Authority 8% 11/15/13 (f)		765,000	550,800
GWR Operating Partnership LLP 10.875% 4/1/17 (f)		1,635,000	1,610,475
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Host Marriott LP 6.375% 3/15/15		$ 250,000	$ 245,000
ITT Corp. 7.375% 11/15/15		250,000	261,875
McDonald's Corp. 5.35% 3/1/18		2,339,000	2,600,888
MCE Finance Ltd. 10.25% 5/15/18 (f)		2,770,000	2,770,000
NCL Corp. Ltd. 11.75% 11/15/16 (f)		1,375,000	1,478,125
Royal Caribbean Cruises Ltd.:
yankee:
7% 6/15/13		3,000,000	2,951,250
7.25% 6/15/16		5,365,000	5,150,400
7.5% 10/15/27		2,025,000	1,792,125
7.25% 3/15/18		465,000	445,238
11.875% 7/15/15		1,450,000	1,667,500
Scientific Games Corp.:
7.875% 6/15/16 (f)		2,145,000	2,123,550
9.25% 6/15/19		3,645,000	3,754,350
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		2,250,000	2,210,625
7.25% 5/1/12		2,340,000	2,299,050
Snoqualmie Entertainment Authority:
4.1356% 2/1/14 (f)(m)		140,000	112,000
9.125% 2/1/15 (f)		1,100,000	924,000
Times Square Hotel Trust 8.528% 8/1/26 (f)		106,153	105,835
Town Sports International Holdings, Inc. 11% 2/1/14		2,270,000	2,088,400
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15 (f)		1,210,000	1,197,900
10.875% 11/15/16 (f)		1,045,000	1,055,450
			37,394,836
Household Durables - 0.3%
Controladora Mabe SA CV 7.875% 10/28/19 (f)		1,035,000	1,081,575
Fortune Brands, Inc.:
5.125% 1/15/11		4,239,000	4,334,924
5.875% 1/15/36		13,297,000	12,390,770
6.375% 6/15/14		6,250,000	6,890,688
Lennar Corp. 12.25% 6/1/17		1,610,000	1,835,400
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		3,055,000	3,131,375
Standard Pacific Corp.:
7% 8/15/15		1,050,000	945,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp.: - continued
8.375% 5/15/18		$ 850,000	$ 811,750
10.75% 9/15/16		2,370,000	2,464,800
			33,886,282
Internet & Catalog Retail - 0.0%
Netflix, Inc. 8.5% 11/15/17		595,000	612,850
Media - 1.7%
AOL Time Warner, Inc.:
6.875% 5/1/12		2,441,000	2,660,138
7.625% 4/15/31		500,000	574,875
Belo Corp. 8% 11/15/16		1,665,000	1,675,323
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		1,320,000	1,386,000
Cablevision Systems Corp.:
7.75% 4/15/18		1,440,000	1,411,200
8% 4/15/20		1,440,000	1,418,400
8.625% 9/15/17 (f)		2,915,000	2,929,575
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (f)(m)		2,195,000	2,282,800
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)		6,880,000	6,553,200
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16 (f)		1,694,103	1,939,748
Clear Channel Communications, Inc.:
5.5% 9/15/14		3,295,000	1,836,963
11.75% 8/1/16 pay-in-kind (m)		985,000	642,035
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (f)		555,000	561,938
Series B 9.25% 12/15/17 (f)		775,000	788,563
Comcast Cable Communications, Inc. 6.75% 1/30/11		511,000	529,085
Comcast Corp.:
4.95% 6/15/16		1,879,000	1,981,445
5.5% 3/15/11		382,000	394,550
5.7% 5/15/18		11,968,000	12,941,058
6.4% 3/1/40		4,490,000	4,723,044
6.45% 3/15/37		2,196,000	2,301,911
6.55% 7/1/39		9,000,000	9,583,479
COX Communications, Inc.:
4.625% 6/1/13		4,467,000	4,759,499
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
COX Communications, Inc.: - continued
6.25% 6/1/18 (f)		$ 765,000	$ 838,460
CSC Holdings, Inc.:
8.5% 4/15/14 (f)		2,105,000	2,178,675
8.5% 6/15/15 (f)		2,340,000	2,421,900
8.625% 2/15/19 (f)		860,000	894,400
Discovery Communications LLC:
3.7% 6/1/15		6,861,000	6,884,478
6.35% 6/1/40		6,392,000	6,434,871
Interpublic Group of Companies, Inc.:
6.25% 11/15/14		1,310,000	1,290,350
10% 7/15/17		1,130,000	1,226,050
Kabel Deutschland GmbH 10.625% 7/1/14		4,825,000	4,981,813
Liberty Media Corp. 8.25% 2/1/30		245,000	226,625
NBC Universal, Inc.:
3.65% 4/30/15 (f)		2,800,000	2,835,132
5.15% 4/30/20 (f)		11,614,000	11,857,511
6.4% 4/30/40 (f)		8,278,000	8,593,715
Net Servicos de Comunicacao SA 7.5% 1/27/20 (f)		1,500,000	1,511,250
News America Holdings, Inc. 7.75% 12/1/45		170,000	205,468
News America, Inc.:
5.3% 12/15/14		876,000	956,295
6.15% 3/1/37		2,970,000	3,008,779
6.2% 12/15/34		5,330,000	5,472,785
Nexstar Broadcasting, Inc./Mission, Inc. 8.875% 4/15/17 (f)		1,535,000	1,511,975
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (d)		7,805,000	7,180,600
10% 8/1/14		3,975,000	4,004,813
11.5% 5/1/16		2,225,000	2,358,500
11.625% 2/1/14		2,325,000	2,476,125
Quebecor Media, Inc.:
7.75% 3/15/16		4,032,000	3,911,040
7.75% 3/15/16		2,485,000	2,410,450
QVC, Inc. 7.125% 4/15/17 (f)		1,330,000	1,300,075
Time Warner Cable, Inc.:
5% 2/1/20		895,000	893,379
5.4% 7/2/12		2,444,000	2,619,777
5.85% 5/1/17		2,607,000	2,832,803
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.: - continued
6.2% 7/1/13		$ 2,324,000	$ 2,581,381
6.75% 7/1/18		13,473,000	15,173,131
Time Warner, Inc.:
6.2% 3/15/40		10,492,000	10,524,892
6.5% 11/15/36		9,243,000	9,573,890
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (f)(m)		6,804,412	5,626,398
Univision Communications, Inc. 12% 7/1/14 (f)		1,955,000	2,101,625
Viacom, Inc.:
6.125% 10/5/17		2,051,000	2,287,993
6.25% 4/30/16		5,600,000	6,286,370
6.75% 10/5/37		1,460,000	1,570,614
Videotron Ltd. 9.125% 4/15/18		1,965,000	2,095,280
Visant Holding Corp. 8.75% 12/1/13		450,000	453,375
			215,467,872
Multiline Retail - 0.1%
Matahari International Finance Co. BV 10.75% 8/7/12		2,225,000	2,330,688
Neiman Marcus Group, Inc.:
9% 10/15/15 pay-in-kind (m)		2,700,000	2,619,000
10.375% 10/15/15		455,000	448,175
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14		2,060,000	2,049,700
			7,447,563
Specialty Retail - 0.1%
AutoNation, Inc. 6.75% 4/15/18		2,040,000	1,983,900
Ltd. Brands, Inc.:
7% 5/1/20		1,155,000	1,140,563
8.5% 6/15/19		2,880,000	3,067,200
Sonic Automotive, Inc. 9% 3/15/18		2,000,000	1,980,000
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (f)		5,060,000	5,540,700
			13,712,363
Textiles, Apparel & Luxury Goods - 0.0%
Phillips-Van Heusen Corp. 7.375% 5/15/20		1,235,000	1,238,088
TOTAL CONSUMER DISCRETIONARY			325,775,147
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - 1.3%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 7.75% 1/15/19 (f)		$ 4,750,000	$ 5,629,425
Cerveceria Nacional Dominicana C por A 8% 3/27/14 (Reg. S)		100,000	104,125
Diageo Capital PLC 5.2% 1/30/13		1,037,000	1,127,290
FBG Finance Ltd. 5.125% 6/15/15 (f)		2,936,000	3,187,407
			10,048,247
Food & Staples Retailing - 0.3%
Albertsons, Inc.:
7.45% 8/1/29		250,000	210,000
7.75% 6/15/26		600,000	507,000
8% 5/1/31		2,385,000	2,074,950
CVS Caremark Corp.:
0.5519% 6/1/10 (m)		2,296,000	2,296,000
6.036% 12/10/28		13,920,750	14,087,381
6.302% 6/1/37 (m)		9,771,000	8,842,755
SUPERVALU, Inc.:
7.5% 11/15/14		1,595,000	1,610,950
8% 5/1/16		4,285,000	4,177,875
The Great Atlantic & Pacific Tea Co. 11.375% 8/1/15 (f)		2,330,000	2,062,050
Tops Markets LLC 10.125% 10/15/15 (f)		1,825,000	1,852,375
			37,721,336
Food Products - 0.4%
Cargill, Inc. 6% 11/27/17 (f)		9,457,000	10,610,707
Ciliandra Perkasa Finance Co. Pte. Ltd. 10.75% 12/8/11 (Reg. S)		455,000	452,725
Dole Food Co., Inc. 8% 10/1/16 (f)		3,500,000	3,482,500
Kraft Foods, Inc.:
5.375% 2/10/20		10,631,000	11,040,846
5.625% 11/1/11		3,660,000	3,868,265
6.125% 2/1/18		10,623,000	11,726,900
6.5% 8/11/17		8,720,000	9,873,482
6.75% 2/19/14		540,000	616,197
			51,671,622
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13		1,789,000	1,921,322
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - 0.5%
Altria Group, Inc.:
9.7% 11/10/18		$ 22,622,000	$ 27,428,745
9.95% 11/10/38		7,025,000	8,985,951
Philip Morris International, Inc.:
4.875% 5/16/13		9,347,000	10,094,124
5.65% 5/16/18		7,161,000	7,784,601
Reynolds American, Inc.:
6.75% 6/15/17		2,994,000	3,160,526
7.25% 6/15/37		4,941,000	4,832,125
			62,286,072
TOTAL CONSUMER STAPLES			163,648,599
ENERGY - 3.0%
Energy Equipment & Services - 0.2%
Compagnie Generale de Geophysique SA:
7.5% 5/15/15		1,735,000	1,665,600
7.75% 5/15/17		2,675,000	2,568,000
DCP Midstream LLC 5.35% 3/15/20 (f)		8,730,000	8,727,294
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		1,295,000	1,230,250
Hercules Offshore, Inc. 10.5% 10/15/17 (f)		1,940,000	1,804,200
Parker Drilling Co. 9.125% 4/1/18 (f)		880,000	827,200
Transocean Ltd. 5.25% 3/15/13		1,883,000	1,924,765
Weatherford International Ltd.:
4.95% 10/15/13		1,742,000	1,827,513
5.15% 3/15/13		2,277,000	2,403,877
7% 3/15/38		5,880,000	5,724,909
9.625% 3/1/19		1,500,000	1,836,828
			30,540,436
Oil, Gas & Consumable Fuels - 2.8%
Adaro Indonesia PT 7.625% 10/22/19 (f)		1,065,000	1,091,625
Anadarko Petroleum Corp. 5.95% 9/15/16		14,836,000	15,803,292
Antero Resources Finance Corp. 9.375% 12/1/17 (f)		3,190,000	3,142,150
Arch Coal, Inc. 8.75% 8/1/16 (f)		1,030,000	1,060,900
Atlas Pipeline Partners LP 8.125% 12/15/15		1,610,000	1,521,450
ATP Oil & Gas Corp. 11.875% 5/1/15 (f)		3,540,000	2,814,300
BW Group Ltd. 6.625% 6/28/17 (f)		2,957,000	2,750,010
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Natural Resources Ltd.:
5.15% 2/1/13		$ 4,498,000	$ 4,815,847
5.7% 5/15/17		16,009,000	17,490,457
Cenovus Energy, Inc. 6.75% 11/15/39 (f)		3,322,000	3,604,918
Chesapeake Energy Corp.:
7.5% 9/15/13		2,265,000	2,321,625
7.5% 6/15/14		1,105,000	1,132,625
7.625% 7/15/13		895,000	926,325
ConocoPhillips:
4.6% 1/15/15		10,000,000	10,819,240
5.75% 2/1/19		2,930,000	3,249,979
CONSOL Energy, Inc.:
8% 4/1/17 (f)		2,320,000	2,354,800
8.25% 4/1/20 (f)		1,545,000	1,568,175
Continental Resources, Inc. 7.375% 10/1/20 (f)		1,055,000	1,023,350
Denbury Resources, Inc. 9.75% 3/1/16		1,060,000	1,139,500
Drummond Co., Inc.:
7.375% 2/15/16		5,390,000	5,147,450
9% 10/15/14 (f)		2,380,000	2,427,600
DTEK Finance BV 9.5% 4/28/15 (f)		850,000	792,625
Duke Capital LLC 6.25% 2/15/13		1,000,000	1,086,787
Duke Energy Field Services:
5.375% 10/15/15 (f)		1,222,000	1,310,540
6.45% 11/3/36 (f)		1,801,000	1,773,495
6.875% 2/1/11		2,313,000	2,393,289
7.875% 8/16/10		1,037,000	1,050,415
El Paso Natural Gas Co. 5.95% 4/15/17		935,000	977,807
Enbridge Energy Partners LP:
5.875% 12/15/16		1,806,000	1,986,338
6.5% 4/15/18		2,372,000	2,656,035
EnCana Holdings Finance Corp. 5.8% 5/1/14		2,888,000	3,204,961
Enterprise Products Operating LP:
5.6% 10/15/14		1,955,000	2,115,705
5.65% 4/1/13		697,000	747,878
Forest Oil Corp. 8.5% 2/15/14		4,070,000	4,181,925
Frontier Oil Corp. 8.5% 9/15/16		1,950,000	1,989,000
Gulf South Pipeline Co. LP 5.75% 8/15/12 (f)		3,863,000	4,155,452
KazMunaiGaz Finance Sub BV:
7% 5/5/20 (f)		505,000	487,325
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
KazMunaiGaz Finance Sub BV: - continued
8.375% 7/2/13 (f)		$ 1,520,000	$ 1,611,200
9.125% 7/2/18 (f)		1,340,000	1,477,350
11.75% 1/23/15 (f)		1,860,000	2,213,400
Kinder Morgan Energy Partners LP:
5.3% 9/15/20		11,279,000	11,147,769
6.55% 9/15/40		3,179,000	3,129,910
LINN Energy LLC 8.625% 4/15/20 (f)		2,685,000	2,658,150
Lukoil International Finance BV 6.656% 6/7/22 (f)		1,222,000	1,130,350
Massey Energy Co. 6.875% 12/15/13		1,515,000	1,454,400
Motiva Enterprises LLC:
5.75% 1/15/20 (f)		3,578,000	3,794,963
6.85% 1/15/40 (f)		13,582,000	15,028,986
Naftogaz of Ukraine NJSC 9.5% 9/30/14		1,775,000	1,792,750
Nakilat, Inc.:
6.067% 12/31/33 (f)		4,384,000	4,122,275
6.267% 12/31/33 (Reg. S)		835,000	780,725
Nexen, Inc.:
5.05% 11/20/13		3,845,000	4,116,580
5.2% 3/10/15		909,000	967,410
5.875% 3/10/35		240,000	225,211
6.4% 5/15/37		3,645,000	3,657,900
NGPL PipeCo LLC 6.514% 12/15/12 (f)		8,163,000	8,363,981
OPTI Canada, Inc.:
8.25% 12/15/14		1,980,000	1,702,800
9% 12/15/12 (f)		1,680,000	1,629,600
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		500,000	428,750
8.125% 3/30/18		2,530,000	2,479,400
Pan American Energy LLC 7.875% 5/7/21 (f)		4,475,000	4,296,000
Pemex Project Funding Master Trust:
1.557% 6/15/10 (f)(m)		1,245,000	1,238,775
6.625% 6/15/35		625,000	612,498
Petro-Canada:
6.05% 5/15/18		3,850,000	4,206,575
6.8% 5/15/38		8,950,000	9,668,560
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		12,170,000	12,077,727
6.875% 1/20/40		9,670,000	9,704,309
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.: - continued
7.875% 3/15/19		$ 10,219,000	$ 11,566,886
8.375% 12/10/18		160,000	184,800
Petrohawk Energy Corp.:
7.875% 6/1/15		1,485,000	1,438,594
9.125% 7/15/13		3,845,000	3,941,125
10.5% 8/1/14		3,025,000	3,176,250
Petroleos de Venezuela SA:
5.25% 4/12/17		3,255,000	1,765,838
5.375% 4/12/27		7,340,000	3,266,300
Petroleos Mexicanos 6% 3/5/20 (f)		465,000	469,069
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		795,000	719,475
Petroleum Development Corp. 12% 2/15/18		1,605,000	1,653,150
Petroleum Export Ltd.:
4.623% 6/15/10		10,556	10,556
4.633% 6/15/10		39,444	39,444
5.265% 6/15/11 (Reg. S)		247,534	247,534
Pioneer Natural Resources Co.:
6.65% 3/15/17		4,605,000	4,489,875
7.5% 1/15/20		1,245,000	1,251,225
Plains All American Pipeline LP:
6.125% 1/15/17		6,185,000	6,604,764
7.75% 10/15/12		2,358,000	2,618,736
Plains Exploration & Production Co.:
7% 3/15/17		5,005,000	4,592,088
8.625% 10/15/19		2,105,000	2,057,638
10% 3/1/16		3,215,000	3,343,600
Quicksilver Resources, Inc.:
7.125% 4/1/16		2,960,000	2,678,800
9.125% 8/15/19		2,040,000	2,045,100
11.75% 1/1/16		2,255,000	2,474,863
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (f)		2,389,600	2,653,538
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (f)		4,773,000	4,923,550
5.5% 9/30/14 (f)		6,670,000	7,127,262
5.832% 9/30/16 (f)		1,343,000	1,418,208
6.332% 9/30/27 (f)		1,840,000	1,887,288
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquefied Natural Gas Co. Ltd. III: - continued
6.75% 9/30/19 (f)		$ 4,366,000	$ 4,748,584
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)		2,720,000	2,936,085
Ship Finance International Ltd. 8.5% 12/15/13		2,065,000	1,992,725
Suncor Energy, Inc. 6.1% 6/1/18		10,851,000	11,896,830
Teekay Corp. 8.5% 1/15/20		1,350,000	1,366,875
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		780,000	809,250
TransCanada PipeLines Ltd.:
3.4% 6/1/15		2,664,000	2,680,325
6.1% 6/1/40		11,000,000	10,907,193
6.35% 5/15/67 (m)		2,371,000	2,150,921
XTO Energy, Inc.:
5% 1/31/15		1,749,000	1,917,490
5.65% 4/1/16		1,200,000	1,359,080
YPF SA 10% 11/2/28		1,780,000	1,851,200
			356,095,613
TOTAL ENERGY			386,636,049
FINANCIALS - 9.0%
Capital Markets - 1.7%
Bear Stearns Companies, Inc.:
4.5% 10/28/10		1,833,000	1,854,653
5.3% 10/30/15		1,170,000	1,240,136
BlackRock, Inc. 6.25% 9/15/17		8,408,000	9,515,216
Citigroup Capital XXI 8.3% 12/21/77 (m)		3,916,848	3,740,590
Equinox Holdings, Inc. 9.5% 2/1/16 (f)		970,000	950,600
Goldman Sachs Group, Inc.:
5.25% 10/15/13		5,903,000	6,141,930
5.625% 1/15/17		3,200,000	3,185,107
5.95% 1/18/18		3,989,000	4,046,705
6.15% 4/1/18		4,275,000	4,367,126
6.75% 10/1/37		9,643,000	9,028,336
7.5% 2/15/19		1,757,000	1,939,802
Janus Capital Group, Inc.:
6.125% 9/15/11 (e)		2,473,000	2,509,217
6.5% 6/15/12		4,266,000	4,400,294
JPMorgan Chase Capital XX 6.55% 9/29/36		17,904,000	16,792,215
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
JPMorgan Chase Capital XXV 6.8% 10/1/37		$ 7,405,000	$ 7,161,835
Lazard Group LLC:
6.85% 6/15/17		3,867,000	3,982,148
7.125% 5/15/15		1,377,000	1,458,134
Merrill Lynch & Co., Inc.:
5.45% 2/5/13		17,070,000	17,811,077
6.4% 8/28/17		2,720,000	2,784,918
6.875% 4/25/18		6,836,000	7,041,018
Morgan Stanley:
2.9228% 5/14/13 (m)		9,924,000	9,906,038
4.75% 4/1/14		2,429,000	2,411,297
5.25% 11/2/12		244,000	254,977
5.45% 1/9/17		2,238,000	2,160,785
5.625% 9/23/19		11,500,000	10,990,389
5.95% 12/28/17		5,050,000	5,034,517
6% 5/13/14		17,110,000	17,736,004
6.6% 4/1/12		5,719,000	6,017,377
6.625% 4/1/18		15,268,000	15,678,419
7.3% 5/13/19		8,304,000	8,722,015
MU Finance PLC 8.375% 2/1/17 (f)		2,735,000	2,605,088
Northern Trust Corp. 5.5% 8/15/13		2,560,000	2,843,528
Nuveen Investments, Inc.:
5.5% 9/15/15		900,000	657,000
10.5% 11/15/15		900,000	810,000
Penson Worldwide, Inc. 12.5% 5/15/17 (f)		1,055,000	1,084,013
Scotland International Finance No. 2 BV 7.7% 8/15/10 (f)		978,000	989,111
The Bank of New York, Inc. 4.95% 11/1/12		3,864,000	4,170,152
UBS AG Stamford Branch 5.75% 4/25/18		4,505,000	4,586,167
			206,607,934
Commercial Banks - 1.6%
African Export-Import Bank 8.75% 11/13/14		1,040,000	1,097,200
Bank of America NA:
5.3% 3/15/17		3,315,000	3,252,333
6% 10/15/36		690,000	631,320
Bank One Corp. 5.25% 1/30/13		930,000	986,206
Barclays Bank PLC 5% 9/22/16		8,175,000	8,077,252
BB&T Capital Trust IV 6.82% 6/12/77 (m)		2,330,000	2,097,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
BB&T Corp. 6.5% 8/1/11		$ 1,243,000	$ 1,307,447
Chase Manhattan Corp. 7.875% 6/15/10		1,553,000	1,556,190
Credit Suisse New York Branch:
5% 5/15/13		9,569,000	10,178,574
6% 2/15/18		16,107,000	16,440,206
DBS Bank Ltd. (Singapore) 0.6559% 5/16/17 (f)(m)		3,914,986	3,680,087
Development Bank of Philippines 8.375% (m)		1,355,000	1,436,300
Discover Bank 8.7% 11/18/19		12,480,000	13,654,518
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		5,900,000	5,782,000
Export-Import Bank of Korea:
5.125% 2/14/11		2,920,000	2,982,593
5.25% 2/10/14 (f)		565,000	585,693
5.5% 10/17/12		2,256,000	2,394,293
Fifth Third Bancorp:
4.5% 6/1/18		145,000	135,516
8.25% 3/1/38		3,929,000	4,193,265
Fifth Third Capital Trust IV 6.5% 4/15/67 (m)		4,825,000	3,860,000
HBOS PLC 6.75% 5/21/18 (f)		6,067,000	5,727,218
HSBC Holdings PLC:
0.4915% 10/6/16 (m)		1,143,000	1,122,509
6.5% 9/15/37		8,400,000	8,528,470
HSBK (Europe) B.V. 9.25% 10/16/13 (f)		1,965,000	1,989,563
JPMorgan Chase Bank 6% 10/1/17		2,095,000	2,238,021
Kazkommerts International BV 8.5% 4/16/13 (f)		1,245,000	1,132,950
KeyBank NA:
5.8% 7/1/14		8,672,000	9,201,842
6.95% 2/1/28		1,977,000	1,968,705
7% 2/1/11		1,124,000	1,160,727
KeyBank NA, Cleveland 5.45% 3/3/16		3,939,000	4,030,877
Kiev Ukraine 8.625% 7/15/11 (Issued by UniCredit Bank AG for Kiev Ukraine)		535,000	518,950
Korea Development Bank 4.625% 9/16/10		1,833,000	1,850,434
Lloyds TSB Bank PLC 5.8% 1/13/20 (f)		4,539,000	4,263,855
Manufacturers & Traders Trust Co. 1.7909% 4/1/13 (f)(m)		720,797	703,146
Marshall & Ilsley Bank:
4.85% 6/16/15		2,400,000	2,272,337
5% 1/17/17		753,000	672,041
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Marshall & Ilsley Bank: - continued
5.25% 9/4/12		$ 3,100,000	$ 3,068,991
PNC Funding Corp.:
0.4778% 1/31/12 (m)		3,707,000	3,669,567
3.625% 2/8/15		2,779,000	2,835,089
Regions Bank 6.45% 6/26/37		7,653,000	6,508,785
Regions Financial Corp.:
5.75% 6/15/15		1,964,000	1,945,024
7.75% 11/10/14		6,185,000	6,569,354
RSHB Capital SA 9% 6/11/14 (f)		405,000	449,550
Sovereign Bank 2.0544% 8/1/13 (m)		985	973
Standard Chartered Bank 6.4% 9/26/17 (f)		3,365,000	3,523,788
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (f)(m)		2,933,000	2,781,343
UnionBanCal Corp. 5.25% 12/16/13		662,000	716,290
Wachovia Bank NA:
4.875% 2/1/15		1,408,000	1,472,783
6.6% 1/15/38		9,000,000	9,383,463
Wachovia Corp.:
0.4328% 10/15/11 (m)		4,016,000	3,988,097
0.4428% 4/23/12 (m)		543,000	536,589
5.625% 10/15/16		3,399,000	3,612,457
5.75% 6/15/17		2,933,000	3,119,457
Wells Fargo & Co. 3.625% 4/15/15		10,194,000	10,315,849
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11		580,000	599,451
Zions Bancorp. 7.75% 9/23/14		3,590,000	3,613,281
			200,419,819
Consumer Finance - 1.1%
Capital One Bank USA NA 8.8% 7/15/19		6,727,000	8,022,351
Capital One Financial Corp. 5.7% 9/15/11		5,251,000	5,475,443
Discover Financial Services:
0.7856% 6/11/10 (m)		1,604,000	1,603,674
6.45% 6/12/17		9,775,000	9,760,885
10.25% 7/15/19		11,089,000	13,061,766
Ford Motor Credit Co. LLC:
7% 4/15/15		2,970,000	2,925,450
7.5% 8/1/12		2,625,000	2,651,250
8% 6/1/14		3,390,000	3,474,750
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC: - continued
8% 12/15/16		$ 2,135,000	$ 2,139,146
8.125% 1/15/20		1,780,000	1,781,686
12% 5/15/15		3,440,000	4,007,600
General Electric Capital Corp.:
5.625% 9/15/17		5,858,000	6,196,657
5.625% 5/1/18		25,000,000	25,953,525
5.875% 1/14/38		14,000,000	13,103,524
6.375% 11/15/67 (m)		9,000,000	8,325,000
GMAC LLC:
6.75% 12/1/14		4,595,000	4,376,738
8% 11/1/31		2,190,000	1,992,900
Household Finance Corp. 6.375% 10/15/11		1,860,000	1,966,550
HSBC Finance Corp.:
5.25% 1/14/11		1,308,000	1,333,235
5.25% 1/15/14		1,054,000	1,116,428
MBNA America Bank NA 7.125% 11/15/12 (f)		693,000	755,130
MBNA Corp. 7.5% 3/15/12		1,608,000	1,732,007
National Money Mart Co. 10.375% 12/15/16 (f)		2,975,000	3,012,188
ORIX Corp. 5.48% 11/22/11		385,000	398,909
SLM Corp.:
0.457% 3/15/11 (m)		112,000	108,553
0.5458% 10/25/11 (m)		12,343,000	11,611,566
8% 3/25/20		3,768,000	3,351,628
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (f)		272,731	284,322
			140,522,861
Diversified Financial Services - 1.5%
Bank of America Corp.:
5.75% 12/1/17		4,590,000	4,648,325
8% (m)		970,000	931,200
8.125% (m)		2,910,000	2,822,700
Bank of Georgia JSC 9% 2/8/12 (Issued by BG Finance BV for Bank of Georgia JSC)		390,000	388,050
Calpine Construction Finance Co. LP 8% 6/1/16 (f)		2,835,000	2,849,175
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18 (f)		865,000	856,350
8.125% 4/30/20 (f)		2,065,000	2,054,675
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
CIT Group, Inc.:
7% 5/1/13		$ 362,745	$ 350,956
7% 5/1/14		2,039,117	1,906,574
7% 5/1/15		544,117	506,029
7% 5/1/16		1,541,861	1,418,512
7% 5/1/17		2,834,604	2,565,317
Citigroup, Inc.:
4.75% 5/19/15		13,761,000	13,591,203
5.3% 10/17/12		9,674,000	10,034,792
5.5% 4/11/13		13,549,000	13,956,852
6.125% 5/15/18		15,634,000	15,991,096
6.5% 1/18/11		1,307,000	1,344,742
6.5% 8/19/13		10,774,000	11,347,101
City of Buenos Aires 12.5% 4/6/15 (f)		2,240,000	2,172,800
GMAC, Inc. 8% 3/15/20 (f)		1,835,000	1,761,600
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16 (f)		2,605,000	2,448,700
8% 1/15/18 (f)		2,605,000	2,448,700
ILFC E-Capital Trust II 6.25% 12/21/65 (f)(m)		1,250,000	787,500
Ineos Finance PLC 9% 5/15/15 (f)		1,715,000	1,693,563
International Lease Finance Corp.:
5.4% 2/15/12		2,864,000	2,677,840
5.625% 9/20/13		380,000	333,450
5.65% 6/1/14		11,820,000	10,165,200
6.375% 3/25/13		1,858,000	1,690,780
6.625% 11/15/13		4,281,000	3,885,008
JPMorgan Chase & Co.:
4.891% 9/1/15 (m)		2,729,000	2,722,483
4.95% 3/25/20		17,148,000	17,149,080
5.6% 6/1/11		2,139,000	2,221,386
5.75% 1/2/13		2,217,000	2,378,748
6.75% 2/1/11		376,000	389,298
LBI Escrow Corp. 8% 11/1/17 (f)		2,135,000	2,156,350
NSG Holdings II, LLC 7.75% 12/15/25 (f)		9,115,000	8,157,925
Pontis Ltd. 6.25% 7/20/10 (f)		1,750,000	1,680,000
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)		1,090,000	1,017,580
5.5% 1/15/14 (f)		695,000	686,996
5.7% 4/15/17 (f)		1,696,000	1,547,257
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		$ 460,000	$ 449,650
Sunwest Management, Inc. 7.9726% 2/10/15		370,194	280,237
Teachers Insurance & Annuity Association of America 6.85% 12/16/39 (f)		6,200,000	6,814,674
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,586,139
5.15% 3/15/20		3,681,000	3,736,406
TMK Capital SA 10% 7/29/11		1,900,000	1,942,750
TransCapitalInvest Ltd. 5.67% 3/5/14 (f)		3,238,000	3,246,095
UPC Germany GmbH 8.125% 12/1/17 (f)		1,950,000	1,911,000
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(m)		4,780,000	4,320,423
ZFS Finance USA Trust II 6.45% 12/15/65 (f)(m)		5,755,000	5,237,050
ZFS Finance USA Trust IV 5.875% 5/9/62 (f)(m)		1,673,000	1,505,700
ZFS Finance USA Trust V 6.5% 5/9/67 (f)(m)		3,125,000	2,843,750
			192,609,767
Insurance - 1.2%
Allstate Corp.:
5.55% 5/9/35		7,505,000	7,288,811
6.2% 5/16/14		6,893,000	7,754,184
American International Group, Inc. 8.175% 5/15/68 (m)		7,875,000	6,142,500
Assurant, Inc. 5.625% 2/15/14		1,912,000	2,008,319
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	592,713
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(m)		1,491,000	1,326,990
Jackson National Life Global Funding 5.375% 5/8/13 (f)		753,000	806,270
Liberty Mutual Group, Inc. 6.5% 3/15/35 (f)		594,000	520,573
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (f)		7,475,000	9,814,974
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0401% 6/30/12 (f)(m)		7,114,000	7,087,678
MetLife, Inc.:
5% 6/15/15		1,163,000	1,227,219
6.125% 12/1/11		990,000	1,048,823
6.75% 6/1/16		7,610,000	8,442,138
7.717% 2/15/19		5,192,000	6,008,245
Metropolitan Life Global Funding I:
4.625% 8/19/10 (f)		3,299,000	3,320,404
5.125% 4/10/13 (f)		559,000	602,927
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I: - continued
5.125% 6/10/14 (f)		$ 6,751,000	$ 7,241,987
Monumental Global Funding II 5.65% 7/14/11 (f)		1,652,000	1,705,041
Monumental Global Funding III 5.5% 4/22/13 (f)		2,202,000	2,328,512
New York Life Insurance Co. 6.75% 11/15/39 (f)		4,378,000	4,807,495
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)		5,160,000	5,224,510
Pacific Life Global Funding 5.15% 4/15/13 (f)		11,281,000	11,838,552
Pacific Life Insurance Co. 9.25% 6/15/39 (f)		7,656,000	9,532,555
Pacific LifeCorp 6% 2/10/20 (f)		5,766,000	6,005,064
Prudential Financial, Inc.:
3.625% 9/17/12		11,000,000	11,231,033
4.75% 9/17/15		11,000,000	11,310,365
5.15% 1/15/13		2,167,000	2,290,473
5.4% 6/13/35		452,000	402,129
5.5% 3/15/16		425,000	448,272
5.7% 12/14/36		384,000	358,209
6.2% 1/15/15		1,180,000	1,298,401
7.375% 6/15/19		3,230,000	3,697,898
8.875% 6/15/38 (m)		1,915,000	2,029,900
QBE Insurance Group Ltd. 5.647% 7/1/23 (f)(m)		375,000	342,979
Symetra Financial Corp. 6.125% 4/1/16 (f)		5,181,000	5,130,195
The Chubb Corp. 5.75% 5/15/18		4,035,000	4,448,277
			155,664,615
Real Estate Investment Trusts - 0.5%
AvalonBay Communities, Inc.:
4.95% 3/15/13		367,000	387,845
5.5% 1/15/12		1,759,000	1,852,368
Camden Property Trust:
5.375% 12/15/13		4,073,000	4,314,659
5.875% 11/30/12		670,000	720,623
Developers Diversified Realty Corp.:
4.625% 8/1/10		3,018,000	3,021,401
5.25% 4/15/11		3,363,000	3,382,038
5.375% 10/15/12		3,206,000	3,178,813
7.5% 4/1/17		4,686,000	4,663,521
Duke Realty LP:
4.625% 5/15/13		701,000	717,586
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
5.875% 8/15/12		$ 1,017,000	$ 1,071,265
Equity One, Inc.:
6% 9/15/17		890,000	889,425
6.25% 12/15/14		5,251,000	5,429,713
6.25% 1/15/17		494,000	503,736
Federal Realty Investment Trust:
5.4% 12/1/13		441,000	471,510
5.9% 4/1/20		2,450,000	2,543,223
6% 7/15/12		2,933,000	3,132,113
6.2% 1/15/17		620,000	663,988
HMB Capital Trust V 3.857% 12/15/36 (b)(f)(m)		270,000	27
HRPT Properties Trust:
5.75% 11/1/15		890,000	917,058
6.25% 6/15/17		1,232,000	1,262,402
6.65% 1/15/18		656,000	676,320
Liberty Property Trust 8.5% 8/1/10		6,245,000	6,291,344
Omega Healthcare Investors, Inc.:
7% 4/1/14		7,000,000	6,947,500
7% 1/15/16		1,960,000	1,930,600
Rouse Co.:
5.375% 11/26/13 (b)		145,000	154,425
7.2% 9/15/12 (b)		10,000	11,250
Senior Housing Properties Trust:
6.75% 4/15/20		2,325,000	2,232,000
8.625% 1/15/12		250,000	256,875
UDR, Inc. 5.5% 4/1/14		5,222,000	5,432,277
Washington (REIT) 5.95% 6/15/11		3,701,000	3,761,741
			66,817,646
Real Estate Management & Development - 1.0%
AMB Property LP 5.9% 8/15/13		2,580,000	2,712,816
Arden Realty LP 5.2% 9/1/11		1,339,000	1,386,022
BioMed Realty LP 6.125% 4/15/20 (f)		3,359,000	3,436,143
Brandywine Operating Partnership LP:
5.625% 12/15/10		4,192,000	4,257,374
5.7% 5/1/17		5,943,000	5,865,491
5.75% 4/1/12		2,498,000	2,591,195
Colonial Properties Trust 6.875% 8/15/12		4,000,000	4,110,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Colonial Realty LP 6.05% 9/1/16		$ 2,000,000	$ 1,897,332
Duke Realty LP:
5.4% 8/15/14		5,308,000	5,451,581
5.625% 8/15/11		2,982,000	3,063,280
5.95% 2/15/17		699,000	705,167
6.25% 5/15/13		14,250,000	15,246,984
6.5% 1/15/18		3,795,000	3,990,856
6.75% 3/15/20		10,000,000	10,492,550
ERP Operating LP:
5.25% 9/15/14		1,310,000	1,394,850
5.375% 8/1/16		2,681,000	2,832,152
5.5% 10/1/12		3,655,000	3,924,874
5.75% 6/15/17		9,733,000	10,295,246
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	91,500
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	619,124
Host Hotels & Resorts LP:
6.875% 11/1/14		835,000	826,650
9% 5/15/17 (f)		2,135,000	2,252,425
Liberty Property LP:
5.125% 3/2/15		848,000	869,747
5.5% 12/15/16		1,523,000	1,570,161
6.625% 10/1/17		3,829,000	4,039,342
Mack-Cali Realty LP 7.75% 2/15/11		976,000	1,009,534
Post Apartment Homes LP 6.3% 6/1/13		3,812,000	4,028,659
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	3,614,318
Regency Centers LP:
4.95% 4/15/14		611,000	622,390
5.25% 8/1/15		2,133,000	2,197,376
5.875% 6/15/17		1,056,000	1,097,709
Simon Property Group LP:
4.2% 2/1/15		3,659,000	3,747,533
4.6% 6/15/10		584,000	584,575
4.875% 8/15/10		675,000	678,175
6.75% 2/1/40		6,410,000	6,785,370
Tanger Properties LP 6.15% 11/15/15		24,000	26,078
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (f)		2,455,000	2,516,375
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP:
6.5% 6/1/16		$ 105,000	$ 104,213
6.5% 6/1/16		450,000	446,625
6.625% 10/15/14		3,505,000	3,557,575
6.75% 4/1/17		250,000	248,750
			125,188,117
Thrifts & Mortgage Finance - 0.4%
Bank of America Corp.:
4.9% 5/1/13		7,817,000	8,132,510
5.65% 5/1/18		12,000,000	12,069,060
6.5% 8/1/16		9,000,000	9,586,026
7.375% 5/15/14		1,930,000	2,131,046
Countrywide Financial Corp. 5.8% 6/7/12		5,896,000	6,215,204
First Niagara Financial Group, Inc. 6.75% 3/19/20		7,320,000	7,658,953
Independence Community Bank Corp.:
2.1115% 4/1/14 (m)		4,218,000	4,129,068
4.9% 9/23/10		1,696,000	1,710,793
Wrightwood Capital LLC 10.5% 6/1/14 (b)(f)		100,000	37,500
			51,670,160
TOTAL FINANCIALS			1,139,500,919
HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.1%
Biomet, Inc.:
10% 10/15/17		4,825,000	5,090,375
10.375% 10/15/17 pay-in-kind (m)		3,155,000	3,336,413
Inverness Medical Innovations, Inc.:
7.875% 2/1/16 (f)		1,485,000	1,410,750
9% 5/15/16		2,790,000	2,748,150
			12,585,688
Health Care Providers & Services - 0.4%
Apria Healthcare Group, Inc.:
11.25% 11/1/14 (f)		1,705,000	1,790,250
12.375% 11/1/14 (f)		985,000	1,049,025
Community Health Systems, Inc. 8.875% 7/15/15		4,985,000	5,084,700
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Coventry Health Care, Inc.:
5.95% 3/15/17		$ 1,747,000	$ 1,725,234
6.3% 8/15/14		3,618,000	3,833,181
DASA Finance Corp. 8.75% 5/29/18 (f)		480,000	512,400
Express Scripts, Inc.:
5.25% 6/15/12		7,157,000	7,658,584
6.25% 6/15/14		4,238,000	4,754,095
HCA, Inc.:
8.5% 4/15/19 (f)		3,030,000	3,154,988
9.125% 11/15/14		3,905,000	4,075,844
9.25% 11/15/16		4,905,000	5,125,725
9.625% 11/15/16 pay-in-kind (m)		11,255,066	11,845,957
Psychiatric Solutions, Inc. 7.75% 7/15/15		420,000	422,100
Rural/Metro Corp. 12.75% 3/15/16		995,000	1,044,750
Skilled Healthcare Group, Inc. 11% 1/15/14		64,000	66,720
Sun Healthcare Group, Inc. 9.125% 4/15/15		10,000	10,400
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc. 8% 2/1/18		3,985,000	3,805,675
			55,959,628
Health Care Technology - 0.1%
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14		7,885,000	8,141,263
Pharmaceuticals - 0.1%
Abbott Laboratories 5.3% 5/27/40		5,300,000	5,206,206
Mylan, Inc. 7.625% 7/15/17 (f)		1,115,000	1,131,725
Novartis Capital Corp. 4.125% 2/10/14		2,930,000	3,131,150
Roche Holdings, Inc. 5% 3/1/14 (f)		5,943,000	6,516,458
Teva Pharmaceutical Finance LLC 5.55% 2/1/16		958,000	1,080,769
Valeant Pharmaceuticals International 7.625% 3/15/20 (f)		1,720,000	1,681,300
			18,747,608
TOTAL HEALTH CARE			95,434,187
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
6.375% 6/1/19 (f)		8,071,000	9,116,533
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
BAE Systems Holdings, Inc.: - continued
6.4% 12/15/11 (f)		$ 818,000	$ 870,359
BE Aerospace, Inc. 8.5% 7/1/18		2,875,000	2,975,625
Triumph Group, Inc. 8% 11/15/17		2,080,000	1,986,400
			14,948,917
Airlines - 0.3%
American Airlines, Inc. 10.5% 10/15/12 (f)		3,200,000	3,296,000
American Airlines, Inc. pass-thru trust certificates:
6.977% 11/23/22		934,236	747,389
6.978% 10/1/12		178,326	179,217
8.608% 10/1/12		960,000	883,200
10.375% 7/2/19		1,891,880	2,052,689
AMR Corp. 9% 8/1/12		485,000	415,888
Continental Airlines, Inc.:
pass-thru trust certificates:
7.875% 7/2/18		851,601	719,603
9.798% 4/1/21		624,198	586,746
6.648% 3/15/19		2,820,535	2,820,535
6.82% 5/1/18		221,731	220,623
6.9% 7/2/19		834,780	826,432
Continental Airlines, Inc. 9.25% 5/10/17		3,060,000	2,998,800
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		350,562	345,304
7.57% 11/18/10		11,016,000	11,126,160
8.021% 8/10/22		1,705,500	1,603,170
8.954% 8/10/14		2,310,672	2,218,245
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		910,740	792,344
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19		1,971,391	1,803,823
8.36% 7/20/20		1,464,646	1,435,353
United Air Lines, Inc.:
9.875% 8/1/13 (f)		785,000	800,700
12% 11/1/13 (f)		995,000	1,024,850
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		855,119	641,339
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc. pass-thru trust certificates: - continued
9.75% 1/15/17		$ 2,400,000	$ 2,574,000
12% 1/15/16 (f)		855,000	893,475
			41,005,885
Commercial Services & Supplies - 0.1%
ACCO Brands Corp. 10.625% 3/15/15		795,000	850,650
ARAMARK Corp.:
3.8466% 2/1/15 (m)		5,440,000	5,113,600
8.5% 2/1/15		1,775,000	1,775,000
International Lease Finance Corp.:
8.625% 9/15/15 (f)		2,745,000	2,491,088
8.75% 3/15/17 (f)		1,545,000	1,394,363
United Rentals North America, Inc. 9.25% 12/15/19		1,310,000	1,310,000
			12,934,701
Construction & Engineering - 0.0%
Amsted Industries, Inc. 8.125% 3/15/18 (f)		2,535,000	2,471,625
Odebrecht Finance Ltd. 7% 4/21/20 (f)		460,000	460,000
Odebrecht Overseas Ltd. 9.625%		150,000	150,000
			3,081,625
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
5.15% 10/15/10		2,528,000	2,566,208
5.45% 10/15/12		618,000	676,979
6% 10/15/17		2,929,000	3,306,797
General Electric Co. 5.25% 12/6/17		17,730,000	18,979,557
Otter Tail Corp. 9% 12/15/16		2,410,000	2,578,700
Sequa Corp.:
11.75% 12/1/15 (f)		1,415,000	1,344,250
13.5% 12/1/15 pay-in-kind (f)		901,711	883,677
			30,336,168
Machinery - 0.1%
Atlas Copco AB 5.6% 5/22/17 (f)		611,000	652,586
Case New Holland, Inc. 7.75% 9/1/13		1,230,000	1,230,000
Navistar International Corp. 8.25% 11/1/21		1,610,000	1,601,950
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
RBS Global, Inc. / Rexnord Corp.:
8.5% 5/1/18 (f)		$ 2,960,000	$ 2,797,200
11.75% 8/1/16		1,860,000	1,915,800
			8,197,536
Marine - 0.0%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (f)		1,970,000	1,989,700
9.5% 12/15/14		3,070,000	2,985,575
			4,975,275
Professional Services - 0.0%
FTI Consulting, Inc. 7.625% 6/15/13		1,395,000	1,356,638
Road & Rail - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		4,105,000	3,899,750
7.75% 5/15/16		3,975,000	3,726,563
Hertz Corp.:
8.875% 1/1/14		6,065,000	6,095,325
10.5% 1/1/16		2,240,000	2,324,000
Kansas City Southern de Mexico, SA de CV 12.5% 4/1/16		835,000	964,425
Swift Transportation Co., Inc. 12.5% 5/15/17 (f)		2,285,000	2,193,600
Western Express, Inc. 12.5% 4/15/15 (f)		905,000	828,075
			20,031,738
TOTAL INDUSTRIALS			136,868,483
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
Avaya, Inc.:
9.75% 11/1/15		1,955,000	1,857,250
10.125% 11/1/15 pay-in-kind (m)		6,052,385	5,689,242
Lucent Technologies, Inc.:
6.45% 3/15/29		5,400,000	3,672,000
6.5% 1/15/28		1,940,000	1,290,100
			12,508,592
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.1%
Seagate HDD Cayman 6.875% 5/1/20 (f)		$ 1,910,000	$ 1,790,625
Seagate Technology HDD Holdings 6.8% 10/1/16		5,570,000	5,458,600
			7,249,225
Electronic Equipment & Components - 0.1%
Intcomex, Inc. 13.25% 12/15/14 (f)		1,510,000	1,570,400
Jabil Circuit, Inc.:
7.75% 7/15/16		2,915,000	2,980,588
8.25% 3/15/18		1,025,000	1,068,563
Tyco Electronics Group SA:
5.95% 1/15/14		2,950,000	3,228,456
6% 10/1/12		3,877,000	4,181,019
6.55% 10/1/17		2,360,000	2,694,865
			15,723,891
Internet Software & Services - 0.0%
Equinix, Inc. 8.125% 3/1/18		2,530,000	2,555,300
Terremark Worldwide, Inc. 12.25% 6/15/17 (f)		3,465,000	3,846,150
			6,401,450
IT Services - 0.1%
First Data Corp.:
9.875% 9/24/15		4,450,000	3,626,750
10.55% 9/24/15 pay-in-kind (m)		3,132,391	2,373,443
SunGard Data Systems, Inc. 10.25% 8/15/15		1,800,000	1,836,000
			7,836,193
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27		8,230,000	8,216,593
Xerox Corp. 5.5% 5/15/12		1,602,000	1,708,403
			9,924,996
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc.:
7.375% 5/1/18 (f)		1,030,000	978,500
7.75% 5/15/13		1,930,000	1,954,125
9.25% 6/1/16		2,610,000	2,727,450
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (f)		2,385,000	2,373,075
9.875% 12/15/14 pay-in-kind (m)		2,441,044	1,988,815
10.125% 12/15/16		2,560,000	2,073,600
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
National Semiconductor Corp. 0.507% 6/15/10 (m)		$ 3,100,704	$ 3,100,239
Viasystems, Inc. 12% 1/15/15 (f)		1,590,000	1,725,150
			16,920,954
TOTAL INFORMATION TECHNOLOGY			76,565,301
MATERIALS - 1.3%
Chemicals - 0.4%
Berry Plastics Corp.:
5.0528% 2/15/15 (m)		1,975,000	1,876,250
8.25% 11/15/15		3,805,000	3,728,900
8.875% 9/15/14		2,455,000	2,356,800
9.5% 5/15/18 (f)		3,800,000	3,534,000
Braskem Finance Ltd. 7% 5/7/20 (f)		410,000	410,000
Dow Chemical Co.:
4.85% 8/15/12		9,460,000	9,940,142
7.6% 5/15/14		16,104,000	18,448,742
Huntsman International LLC 5.5% 6/30/16 (f)		3,195,000	2,763,675
Lubrizol Corp. 8.875% 2/1/19		928,000	1,123,549
Lyondell Chemical Co. 11% 5/1/18		1,985,000	2,104,100
NOVA Chemicals Corp.:
3.7476% 11/15/13 (m)		2,720,000	2,516,000
6.5% 1/15/12		3,385,000	3,385,000
8.375% 11/1/16		1,940,000	1,930,300
8.625% 11/1/19		1,935,000	1,930,163
			56,047,621
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		1,833,000	1,995,838
Containers & Packaging - 0.1%
Crown Cork & Seal, Inc. 7.375% 12/15/26		4,250,000	3,740,000
Pactiv Corp.:
5.875% 7/15/12		1,713,000	1,758,379
6.4% 1/15/18		1,749,000	1,779,754
Rock-Tenn Co. 9.25% 3/15/16		2,215,000	2,336,825
Vitro SAB de CV 8.625% 2/1/12 (b)		6,355,000	2,827,975
			12,442,933
Metals & Mining - 0.7%
Algoma Acquisition Corp. 9.875% 6/15/15 (f)		1,200,000	1,116,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Anglo American Capital PLC 9.375% 4/8/14 (f)		$ 5,953,000	$ 6,997,936
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12		1,975,000	2,106,440
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (f)		2,002,000	2,175,663
CSN Islands XI Corp. 6.875% 9/21/19 (f)		1,500,000	1,524,300
Edgen Murray Corp. 12.25% 1/15/15 (f)		4,970,000	4,473,000
Essar Steel Algoma, Inc. 9.375% 3/15/15 (f)		3,100,000	3,177,500
Evraz Group SA 8.875% 4/24/13 (f)		2,340,000	2,378,025
FMG Finance Property Ltd.:
10% 9/1/13 (f)		5,580,000	5,831,100
10.625% 9/1/16 (f)		789,000	867,900
McJunkin Red Man Corp. 9.5% 12/15/16 (f)		5,660,000	5,461,900
Metinvest BV 10.25% 5/20/15 (f)		935,000	878,900
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13		3,264,000	3,563,283
6.5% 7/15/18		3,950,000	4,367,965
7.125% 7/15/28		8,900,000	9,941,318
8.95% 5/1/14		7,108,000	8,539,238
Severstal Columbus LLC 10.25% 2/15/18 (f)		2,940,000	2,969,400
Southern Copper Corp. 6.75% 4/16/40		1,025,000	1,010,650
Steel Dynamics, Inc.:
6.75% 4/1/15		2,240,000	2,153,312
7.375% 11/1/12		1,985,000	2,029,663
Tube City IMS Corp. 9.75% 2/1/15		1,700,000	1,683,000
United States Steel Corp.:
6.65% 6/1/37		2,648,000	2,317,000
7.375% 4/1/20		2,445,000	2,396,100
Vale Overseas Ltd. 6.25% 1/23/17		5,007,000	5,376,101
			83,335,694
Paper & Forest Products - 0.1%
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20 (f)		1,165,000	1,165,000
Domtar Corp. 10.75% 6/1/17		1,520,000	1,793,600
Verso Paper Holdings LLC/Verso Paper, Inc. 11.5% 7/1/14 (f)		3,795,000	4,041,675
			7,000,275
TOTAL MATERIALS			160,822,361
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.5%
Alestra SA de RL de CV 11.75% 8/11/14		$ 1,035,000	$ 1,107,450
AT&T, Inc.:
5.8% 2/15/19		5,216,000	5,749,451
6.3% 1/15/38		31,601,000	32,904,604
6.7% 11/15/13		1,173,000	1,341,459
BellSouth Capital Funding Corp. 7.875% 2/15/30		899,000	1,049,290
British Telecommunications PLC 9.125% 12/15/10 (e)		2,717,000	2,829,853
CenturyTel, Inc. 7.6% 9/15/39		7,184,000	6,765,812
Citizens Communications Co.:
7.875% 1/15/27		925,000	827,875
9% 8/15/31		2,260,000	2,130,050
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)		5,555,000	5,416,125
Frontier Communications Corp.:
7.875% 4/15/15 (f)		1,545,000	1,533,413
8.125% 10/1/18		3,615,000	3,524,625
8.25% 5/1/14		2,245,000	2,301,125
8.25% 4/15/17 (f)		2,270,000	2,247,300
8.5% 4/15/20 (f)		775,000	763,375
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (m)		6,742,890	6,400,595
Intelsat Ltd.:
6.5% 11/1/13		3,700,000	3,367,000
7.625% 4/15/12		3,665,000	3,637,513
11.25% 6/15/16		1,035,000	1,097,100
PAETEC Holding Corp.:
8.875% 6/30/17		985,000	975,150
8.875% 6/30/17 (f)		995,000	985,050
9.5% 7/15/15		985,000	955,450
Qwest Communications International, Inc.:
7.125% 4/1/18 (f)		2,450,000	2,388,750
7.5% 2/15/14		1,310,000	1,290,350
8% 10/1/15 (f)		2,050,000	2,055,125
SBC Communications, Inc.:
5.1% 9/15/14		2,169,000	2,376,671
5.875% 2/1/12		2,733,000	2,929,358
5.875% 8/15/12		978,000	1,065,575
Sprint Capital Corp.:
6.875% 11/15/28		18,230,000	15,153,688
8.75% 3/15/32		165,000	157,163
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA:
4.95% 9/30/14		$ 3,208,000	$ 3,181,216
5.25% 10/1/15		1,177,000	1,176,044
6.999% 6/4/18		1,793,000	1,887,733
7.175% 6/18/19		14,000,000	14,831,124
7.2% 7/18/36		7,240,000	7,014,322
Telefonica Emisiones SAU:
5.134% 4/27/20		10,000,000	9,646,740
6.421% 6/20/16		1,162,000	1,290,940
U.S. West Communications 7.5% 6/15/23		3,760,000	3,590,800
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	6,683,094
6.25% 4/1/37		2,348,000	2,418,555
6.4% 2/15/38		7,621,000	8,070,029
6.9% 4/15/38		6,295,000	7,045,723
Verizon New England, Inc. 6.5% 9/15/11		891,000	944,341
Verizon New York, Inc. 6.875% 4/1/12		2,653,000	2,870,957
Wind Acquisition Finance SA 11.75% 7/15/17 (f)		4,535,000	4,648,375
			190,626,338
Wireless Telecommunication Services - 1.1%
Clearwire Escrow Corp. 12% 12/1/15 (f)		4,920,000	4,797,000
Cleveland Unlimited, Inc. 13.5% 12/15/10 (f)(m)		1,260,000	1,209,600
Cricket Communications, Inc.:
7.75% 5/15/16		2,905,000	2,934,050
9.375% 11/1/14		1,185,000	1,193,888
10% 7/15/15		1,690,000	1,723,800
Digicel Group Ltd.:
8.25% 9/1/17 (f)		3,090,000	2,997,300
8.875% 1/15/15 (f)		8,435,000	8,129,231
9.125% 1/15/15 pay-in-kind (f)(m)		3,840,000	3,720,000
12% 4/1/14 (f)		3,545,000	3,917,225
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14		9,282,000	9,821,795
5.875% 10/1/19		11,570,000	12,296,052
6.35% 3/15/40 (f)		3,541,000	3,611,374
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16		4,770,000	4,960,800
11.5% 6/15/16		6,575,000	6,903,750
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (f)		$ 550,000	$ 558,250
8.875% 1/15/15		6,110,000	6,201,650
MetroPCS Wireless, Inc.:
9.25% 11/1/14		4,060,000	4,181,800
9.25% 11/1/14		1,560,000	1,599,000
Millicom International Cellular SA 10% 12/1/13		2,955,000	3,051,038
Mobile Telesystems Finance SA 8% 1/28/12 (f)		613,000	632,156
Nextel Communications, Inc.:
5.95% 3/15/14		6,545,000	6,037,763
6.875% 10/31/13		9,105,000	8,718,038
7.375% 8/1/15		5,645,000	5,320,413
NII Capital Corp.:
8.875% 12/15/19		2,695,000	2,769,113
10% 8/15/16		3,460,000	3,702,200
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)		2,410,000	2,169,000
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		3,170,000	2,948,100
Sprint Nextel Corp.:
6% 12/1/16		6,370,000	5,669,300
8.375% 8/15/17		805,000	794,938
Telecom Personal SA 9.25% 12/22/10 (f)		1,055,000	1,077,419
Verizon Wireless Capital LLC 5.55% 2/1/14		2,374,000	2,624,329
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		1,445,000	1,508,219
Vodafone Group PLC:
5% 12/16/13		2,296,000	2,473,580
5.5% 6/15/11		2,760,000	2,875,409
			133,127,580
TOTAL TELECOMMUNICATION SERVICES			323,753,918
UTILITIES - 1.5%
Electric Utilities - 0.6%
AmerenUE 6.4% 6/15/17		1,753,000	1,940,411
Commonwealth Edison Co. 5.4% 12/15/11		2,948,000	3,123,515
EDP Finance BV:
4.9% 10/1/19 (f)		6,700,000	6,110,293
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
EDP Finance BV: - continued
6% 2/2/18 (f)		$ 9,619,000	$ 9,587,151
Empresa Distribuidora y Comercializadora Norte SA 10.5% 10/9/17		385,000	388,850
FirstEnergy Solutions Corp.:
4.8% 2/15/15		2,432,000	2,509,634
6.05% 8/15/21		3,544,000	3,514,376
Illinois Power Co. 6.125% 11/15/17		3,112,000	3,418,068
Intergen NV 9% 6/30/17 (f)		5,270,000	5,270,000
IPALCO Enterprises, Inc. 7.25% 4/1/16 (f)		4,440,000	4,517,700
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		1,440,000	1,558,800
7.75% 1/20/20 (f)		850,000	909,500
8% 8/7/19 (f)		635,000	687,388
Mirant Americas Generation LLC:
8.5% 10/1/21		3,570,000	3,266,550
9.125% 5/1/31		3,775,000	3,416,375
National Power Corp. 6.875% 11/2/16 (f)		715,000	786,500
Nevada Power Co. 6.5% 5/15/18		790,000	888,810
Oncor Electric Delivery Co. 6.375% 5/1/12		2,731,000	2,950,714
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	826,498
Pepco Holdings, Inc. 6.45% 8/15/12		3,730,000	4,050,918
PPL Capital Funding, Inc. 6.7% 3/30/67 (m)		8,250,000	7,218,750
Progress Energy, Inc.:
6% 12/1/39		10,303,000	10,300,115
7.1% 3/1/11		3,385,000	3,533,551
Sierra Pacific Power Co. 5.45% 9/1/13		1,560,000	1,682,660
			82,457,127
Gas Utilities - 0.1%
Dynegy Holdings, Inc. 7.5% 6/1/15 (f)		2,940,000	2,396,100
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,190,000	1,175,125
Southern Natural Gas Co. 5.9% 4/1/17 (f)		442,000	462,170
Texas Eastern Transmission Corp. 7.3% 12/1/10		3,100,000	3,188,998
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		1,620,000	1,506,600
			8,728,993
Independent Power Producers & Energy Traders - 0.3%
AES Corp.:
7.75% 3/1/14		5,400,000	5,413,500
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
AES Corp.: - continued
7.75% 10/15/15		$ 3,210,000	$ 3,145,800
8% 10/15/17		2,575,000	2,529,938
9.75% 4/15/16 (f)		1,475,000	1,567,188
Duke Capital LLC 5.668% 8/15/14		2,055,000	2,193,061
Energy Future Holdings Corp. 12% 11/1/17 pay-in-kind (m)		5,519,121	3,480,726
Exelon Generation Co. LLC 5.35% 1/15/14		1,528,000	1,652,003
NRG Energy, Inc.:
7.375% 2/1/16		2,840,000	2,712,200
7.375% 1/15/17		3,225,000	3,063,750
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		750,000	813,750
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	7,515,164
RRI Energy, Inc. 7.625% 6/15/14		8,000,000	7,680,000
			41,767,080
Multi-Utilities - 0.5%
Dominion Resources, Inc.:
4.75% 12/15/10		3,931,000	4,012,034
6.3% 9/30/66 (m)		4,887,000	4,520,475
7.5% 6/30/66 (m)		9,539,000	9,252,830
DTE Energy Co. 7.05% 6/1/11		984,000	1,034,598
KeySpan Corp. 7.625% 11/15/10		494,000	508,697
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18		7,846,000	8,538,857
5.875% 10/1/12		2,921,000	3,186,945
6.5% 9/15/37		7,097,000	7,749,995
National Grid PLC 6.3% 8/1/16		1,314,000	1,480,100
NiSource Finance Corp.:
5.25% 9/15/17		843,000	867,165
5.4% 7/15/14		1,347,000	1,445,412
5.45% 9/15/20		854,000	858,785
6.4% 3/15/18		1,326,000	1,438,091
6.8% 1/15/19		6,774,000	7,491,096
7.875% 11/15/10		1,022,000	1,050,532
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Wisconsin Energy Corp. 6.25% 5/15/67 (m)		$ 6,172,000	$ 5,616,520
WPS Resources Corp. 6.11% 12/1/66 (m)		882,000	793,800
			59,845,932
TOTAL UTILITIES			192,799,132
TOTAL NONCONVERTIBLE BONDS			3,001,804,096
TOTAL CORPORATE BONDS (Cost $2,808,226,272)			3,007,003,842
U.S. Government and Government Agency Obligations - 32.2%

U.S. Government Agency Obligations - 1.8%
Fannie Mae:
1% 4/4/12		1,800,000	1,802,205
1.25% 6/22/12		3,553,000	3,568,324
1.75% 5/7/13		9,535,000	9,602,994
5% 2/16/12		1,090,000	1,165,343
Federal Home Loan Bank:
1.625% 11/21/12		39,650,000	39,998,524
1.625% 3/20/13		23,140,000	23,269,954
3.625% 5/29/13		15,625,000	16,607,234
Freddie Mac:
1.125% 7/27/12		330,000	330,274
1.625% 4/15/13		61,472,000	61,783,294
1.75% 6/15/12		885,000	897,888
2.125% 3/23/12		275,000	281,349
3% 7/28/14		50,000,000	52,028,400
5.25% 7/18/11		10,730,000	11,290,353
Tennessee Valley Authority 5.375% 4/1/56		385,000	410,401
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			223,036,537
U.S. Treasury Inflation Protected Obligations - 3.3%
U.S. Treasury Inflation-Indexed Bonds 2.5% 1/15/29		20,270,400	22,566,383
U.S. Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Inflation Protected Obligations - continued
U.S. Treasury Inflation-Indexed Notes:
1.375% 1/15/20		$ 254,707,062	$ 256,809,730
2.125% 2/15/40		10,471,760	11,212,964
2.625% 7/15/17 (j)		120,058,352	133,732,820
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			424,321,897
U.S. Treasury Obligations - 26.8%
U.S. Treasury Bonds:
4.25% 5/15/39		37,648,000	37,800,926
4.375% 11/15/39		19,090,000	19,567,250
4.375% 5/15/40		56,981,000	58,512,649
4.5% 5/15/38		20,000,000	20,965,620
4.5% 8/15/39		210,597,000	220,271,405
4.625% 2/15/40		21,690,000	23,160,842
U.S. Treasury Notes:
0.75% 11/30/11		171,564,000	171,825,292
0.875% 2/29/12		119,396,000	119,731,503
1% 3/31/12		278,585,000	279,955,638
1.125% 1/15/12		38,423,000	38,712,671
1.375% 10/15/12		163,445,000	165,041,204
1.75% 3/31/14 (j)		125,000,000	125,234,375
1.875% 6/15/12		67,860,000	69,386,850
1.875% 4/30/14 (j)		50,000,000	50,277,350
2.375% 8/31/14		4,660,000	4,758,298
2.375% 2/28/15		667,385,000	678,123,182
2.5% 3/31/15		100,000,000	102,125,000
2.5% 4/30/15		100,000,000	102,015,600
2.625% 7/31/14		625,000,000	644,775,625
2.625% 12/31/14		329,010,000	338,366,386
2.75% 2/15/19		80,000,000	77,393,760
3.625% 2/15/20		48,462,000	49,707,619
TOTAL U.S. TREASURY OBLIGATIONS			3,397,709,045
U.S. Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Other Government Related - 0.3%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (g)		$ 32,000,000	$ 32,632,832
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,990,896,918)			4,077,700,311
U.S. Government Agency - Mortgage Securities - 10.4%

Fannie Mae - 8.6%
2.211% 4/1/36 (m)		1,570,150	1,617,333
2.5% 10/1/33 (m)		1,289,373	1,333,563
4% 5/1/25 (h)(i)		6,000,000	6,160,392
4% 6/1/25 (h)(i)		23,000,000	23,576,203
4% 6/1/25 (h)(i)		17,000,000	17,425,889
4% 6/1/25 (h)		13,000,000	13,325,680
4% 8/1/39		21,933,765	21,798,822
4.278% 6/1/36 (m)		294,779	307,180
4.5% 6/1/25 (h)		2,000,000	2,091,879
4.5% 6/1/25 (h)		12,000,000	12,551,275
4.5% 2/1/39 to 9/1/39		49,481,021	50,637,362
4.5% 6/1/40 (h)		26,000,000	26,527,423
4.5% 6/1/40 (h)		17,000,000	17,344,854
4.5% 6/1/40 (h)		37,000,000	37,750,564
4.5% 6/1/40 (h)		29,000,000	29,588,280
5% 6/1/25 (h)		21,600,000	22,933,578
5% 7/1/34 to 6/1/40		159,897,464	167,898,490
5% 6/1/40 (h)(i)		32,300,000	33,802,774
5% 6/1/40 (h)		26,000,000	27,209,663
5% 6/1/40 (h)		10,000,000	10,465,255
5.309% 12/1/35 (m)		948,284	1,000,735
5.326% 2/1/36 (m)		1,420,349	1,498,912
5.496% 7/1/37 (m)		608,917	640,566
5.5% 3/1/18 to 3/1/40 (h)		239,027,944	255,400,354
5.5% 6/1/25 (h)		10,000,000	10,735,653
5.5% 6/1/40 (h)(i)		1,000,000	1,066,632
5.5% 6/1/40 (h)(i)		28,000,000	29,865,693
6% 1/1/21 to 7/1/38		71,048,742	77,130,378
6% 5/1/40 (h)(i)		27,000,000	29,134,045
6% 6/1/40 (h)(i)		19,000,000	20,462,400
6% 6/1/40 (h)		3,000,000	3,230,905
6% 6/1/40 (h)(i)		25,000,000	26,924,210
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (c)	Value
Fannie Mae - continued
6% 6/1/40 (h)		$ 46,000,000	$ 49,540,546
6.5% 5/1/31 to 9/1/38		46,043,796	50,787,473
6.5% 6/1/40 (h)(i)		12,500,000	13,598,871
TOTAL FANNIE MAE			1,095,363,832
Freddie Mac - 0.9%
4.726% 11/1/35 (m)		5,667,526	5,955,448
5% 4/1/38 to 6/1/40 (h)		15,522,824	16,307,295
5.5% 11/1/17 to 12/1/35		18,784,389	20,107,685
5.585% 10/1/35 (m)		270,822	283,515
6% 7/1/37		182,745	198,181
6% 5/1/40 (h)		45,500,000	49,131,805
6.5% 6/1/40 (h)		15,000,000	16,340,910
TOTAL FREDDIE MAC			108,324,839
Government National Mortgage Association - 0.9%
4% 6/15/39 to 4/15/40		27,872,367	27,885,363
4% 6/1/40 (h)		2,000,000	1,995,586
4.5% 5/15/39 to 5/20/40		32,875,364	33,790,428
4.5% 6/1/40 (h)		6,000,000	6,142,500
4.5% 6/1/40 (h)		6,000,000	6,142,500
4.5% 6/1/40 (h)		24,000,000	24,570,000
4.5% 6/1/40 (h)		6,000,000	6,142,500
4.5% 6/1/40 (h)		8,000,000	8,211,034
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			114,879,911
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,291,607,332)			1,318,568,582
Asset-Backed Securities - 2.5%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.8128% 4/25/35 (m)		1,821,633	1,068,464
ACE Securities Corp. Series 2006-NC2 Class M7, 1.0928% 7/25/36 (m)		106,659	302
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0928% 3/25/34 (m)		167,501	158,992
Asset-Backed Securities - continued
		Principal Amount (c)	Value
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2004-HE1:
Class M2, 1.9928% 3/25/34 (m)		$ 483,000	$ 317,494
Series 2005-HE2 Class M2, 0.7928% 4/25/35 (m)		212,540	189,818
Series 2006-HE2 Class M3, 0.6828% 5/25/36 (m)		93,469	2,418
Series 2006-OP1:
Class M4, 0.7128% 4/25/36 (m)		170,200	4,702
Class M5, 0.7328% 4/25/36 (m)		54,576	397
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.4697% 5/20/13 (m)		762,979	751,290
Series 2006-A6 Class A6, 0.3697% 9/20/13 (m)		1,507,646	1,484,550
Series 2006-A7 Class A7, 0.3597% 10/20/12 (m)		830,121	817,404
Series 2006-C1 Class C1, 0.8197% 10/20/14 (m)		192,179	4,204
Series 2007-A1 Class A, 0.3897% 1/20/15 (m)		556,974	548,442
Series 2007-A4 Class A4, 0.3697% 4/22/13 (m)		665,622	655,426
Series 2007-D1 Class D, 1.7397% 1/22/13 (f)(m)		2,590,000	0
Airspeed Ltd. Series 2007-1A Class C1, 2.8369% 6/15/32 (f)(m)		4,345,958	1,847,032
ALG Student Loan Trust I Series 2006-1 Class A1, 0.3338% 10/28/18 (f)(m)		162,931	162,824
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (f)		4,310,000	4,363,090
Class A4, 3% 10/15/15 (f)		4,280,000	4,377,450
Ally Master Owner Trust:
Series 2010-2 Class A, 4.25% 4/15/17 (f)		10,170,000	10,422,185
Series 2010-3 Class A, 2.88% 4/15/15 (f)		9,160,000	9,195,590
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12		144,250	145,240
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1:
Class D, 5.62% 9/30/14		1,125,000	1,113,157
Class E, 6.96% 3/31/16 (f)		2,052,284	1,932,183
Series 2007-2M Class A3, 5.22% 6/8/12		129,661	130,750
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.0428% 12/25/33 (m)		108,326	68,665
Series 2004-R2 Class M3, 0.8928% 4/25/34 (m)		153,470	19,168
Series 2005-R2 Class M1, 0.7928% 4/25/35 (m)		2,064,696	1,544,480
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (f)		123,000	107,087
Anthracite CDO II Ltd. Series 2002-2A:
Class F, 7.6% 12/24/37 (f)		160,000	68,800
Class G, 9.75% 12/24/37 (f)		210,000	79,800
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.7013% 3/23/19 (f)(m)		$ 246,516	$ 184,887
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6525% 3/1/34 (m)		47,932	33,465
Series 2004-W11 Class M2, 1.0428% 11/25/34 (m)		561,149	335,385
Series 2004-W7 Class M1, 0.8928% 5/25/34 (m)		1,542,998	735,220
Series 2006-W4 Class A2C, 0.5028% 5/25/36 (m)		1,484,434	469,531
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.1678% 4/25/34 (m)		2,668,736	1,634,458
Series 2006-HE2 Class M1, 0.7128% 3/25/36 (m)		262,000	15,494
Axon Financial Funding Ltd. 5.96% 4/4/17 (b)(f)(m)		7,217,000	72
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (f)		9,500,000	9,659,876
Class A4, 3.52% 6/15/16 (f)		8,300,000	8,644,337
Series 2009-2A Class A3, 2.13% 9/15/13 (f)		6,800,000	6,878,010
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.6553% 1/20/40 (f)(m)		304,635	291,323
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0006% 12/1/41 (m)		1,229,314	1,227,421
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2935% 12/26/24 (m)		2,194,165	2,084,456
C-BASS Trust Series 2006-CB7 Class A2, 0.4028% 10/25/36 (m)		392,663	384,963
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11		2,222,000	2,245,747
Class C, 5.31% 6/15/12		1,634,000	1,660,234
Series 2007-1 Class C, 5.38% 11/15/12		582,000	609,453
Series 2007-SN1 Class D, 6.05% 1/17/12		285,000	285,260
Series 2007-SN2 Class A4, 1.3669% 5/16/11 (f)(m)		6,992,180	6,997,847
Capital One Auto Finance Trust Series 2007-B Class A3A, 5.03% 4/15/12		146,547	147,136
Capital One Multi-Asset Execution Trust:
Series 2003-A5 Class A5, 0.6269% 7/15/13 (m)		6,450,000	6,450,744
Series 2007-C3 Class C3, 0.6269% 4/15/13 (f)(m)		2,908,000	2,906,730
Series 2008-A3 Class A3, 5.05% 2/15/16		5,700,000	6,192,437
Series 2009-A1 Class A1, 1.4369% 4/15/13 (m)		5,400,000	5,401,529
Series 2009-A2 Class A2, 3.2% 4/15/14		10,000,000	10,211,497
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7897% 7/20/39 (f)(m)		457,498	56,044
Class B, 1.0897% 7/20/39 (f)(m)		263,810	17,807
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Capital Trust Ltd. Series 2004-1: - continued
Class C, 1.4397% 7/20/39 (f)(m)		$ 339,379	$ 8,484
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (f)		859,000	852,558
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.5553% 1/20/37 (f)(m)		199,854	127,907
Capmark VII Ltd. Series 2006-7A Class H, 1.8869% 8/15/36 (f)(m)		511,828	0
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13		928,000	958,047
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.6428% 7/25/36 (m)		1,140,851	222,676
Series 2006-NC2 Class M7, 1.1928% 6/25/36 (m)		425,500	7,998
Series 2006-NC3 Class M10, 2.3428% 8/25/36 (f)(m)		290,000	7,232
Series 2006-NC4 Class M1, 0.6428% 10/25/36 (m)		224,000	44,689
Series 2006-RFC1 Class M9, 2.2128% 5/25/36 (m)		186,369	7,507
Series 2007-RFC1 Class A3, 0.4828% 12/25/36 (m)		1,802,588	644,699
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.5197% 5/20/17 (f)(m)		167,591	149,027
Series 2005-1A Class A1, 4.67% 5/20/17 (f)		507,985	507,345
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14		5,000,000	5,409,709
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (f)		18,750,000	18,712,688
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14		35,600,000	36,015,826
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.6128% 5/25/37 (m)		765,389	30,450
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.4028% 6/25/47 (m)		119,796	115,153
Series 2007-4 Class A1A, 0.3661% 9/25/37 (m)		699,064	655,695
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)		811,000	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.3128% 4/25/34 (m)		159,665	59,294
Series 2004-4 Class M2, 1.1378% 6/25/34 (m)		587,945	201,590
Series 2005-3 Class MV1, 0.7628% 8/25/35 (m)		1,426,051	1,287,663
Series 2005-AB1 Class A2, 0.5528% 8/25/35 (m)		221,504	212,891
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (f)		693,846	704,564
Series 2007-C Class A3, 5.43% 5/15/12 (f)		114,067	115,083
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (f)		$ 500,000	$ 360,000
Class B2, 1.6378% 12/28/35 (f)(m)		500,000	295,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (f)		200,000	56,000
Crest G-Star LP/Crest G-Star Corp. Series 2001-1A Class A, 1.0078% 11/28/16 (f)(m)		495,231	460,565
Crest Ltd. Series 2002-IGA Class A, 0.7738% 7/28/17 (f)(m)		356,587	335,192
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (f)		235,000	217,441
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.585% 5/28/35 (m)		38,916	33,694
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.5178% 8/25/34 (m)		290,872	108,667
Series 2006-3 Class 2A3, 0.5028% 11/25/36 (m)		6,074,620	1,925,785
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.1678% 3/25/34 (m)		26,135	3,407
Series 2005-FF9 Class A3, 0.6228% 10/25/35 (m)		4,599,723	4,065,352
Series 2006-FF12 Class A2, 0.3828% 9/25/36 (m)		7,131	7,107
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (f)		1,175,000	1,219,982
Series 2006-C:
Class B, 5.3% 6/15/12		649,000	675,392
Class D, 6.89% 5/15/13 (f)		915,000	960,472
Series 2007-A Class D, 7.05% 12/15/13 (f)		970,000	1,034,622
Series 2009-D:
Class A3, 2.17% 10/15/13		5,400,000	5,462,937
Class A4, 2.98% 8/15/14		4,800,000	4,943,983
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.8869% 6/15/13 (m)		772,000	749,497
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14		72,000	72,776
Series 2007-1:
Class A4, 5.03% 2/16/15		502,000	512,949
Class C, 5.43% 2/16/15		614,000	594,711
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.8328% 1/25/35 (m)		948,695	337,065
Class M4, 1.0228% 1/25/35 (m)		363,547	48,092
Series 2006-D Class M1, 0.5728% 11/25/36 (m)		324,000	5,911
Asset-Backed Securities - continued
		Principal Amount (c)	Value
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8769% 2/25/47 (f)(m)		$ 2,892,000	$ 1,983,273
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)		2,277,026	1,821,620
GE Business Loan Trust:
Series 2003-1 Class A, 0.7669% 4/15/31 (f)(m)		284,966	250,770
Series 2006-2A:
Class A, 0.5169% 11/15/34 (f)(m)		2,388,591	1,910,873
Class B, 0.6169% 11/15/34 (f)(m)		862,831	517,699
Class C, 0.7169% 11/15/34 (f)(m)		1,433,990	573,596
Class D, 1.0869% 11/15/34 (f)(m)		544,507	130,682
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4869% 9/15/17 (m)		1,151,000	1,130,211
Goal Capital Funding Trust Series 2007-1 Class C1, 0.6835% 6/25/42 (m)		739,000	547,906
GS Auto Loan Trust:
Series 2006-1 Class D, 6.25% 1/15/14 (f)		80,771	81,063
Series 2007-1:
Class B, 5.53% 12/15/14		64,419	65,653
Class C, 5.74% 12/15/14		136,829	135,695
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (f)(m)		251,969	38,239
Class M1, 0.9928% 6/25/34 (m)		2,723,367	1,675,654
Series 2007-HE1 Class M1, 0.5928% 3/25/47 (m)		1,096,059	58,066
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6928% 4/25/36 (m)		372,924	5,639
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.4228% 5/25/30 (f)(m)		659,953	164,988
Series 2006-3:
Class B, 0.7428% 9/25/46 (f)(m)		654,930	130,986
Class C, 0.8928% 9/25/46 (f)(m)		1,526,694	229,004
Class E, 1.9928% 9/25/46 (f)(m)		252,097	27,731
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.6628% 8/25/33 (m)		476,963	254,170
Series 2003-3 Class M1, 1.6328% 8/25/33 (m)		835,192	576,775
Series 2003-5 Class A2, 1.0428% 12/25/33 (m)		32,929	20,292
Series 2005-5 Class 2A2, 0.5928% 11/25/35 (m)		161,872	158,670
Series 2006-1 Class 2A3, 0.5678% 4/25/36 (m)		2,167,455	2,080,489
Series 2006-3N Class B, 6.5% 8/27/36 (f)		250,000	0
Series 2006-8 Class 2A1, 0.3928% 3/25/37 (m)		11,864	11,376
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.6297% 3/20/36 (m)		840,359	629,440
Asset-Backed Securities - continued
		Principal Amount (c)	Value
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.5328% 1/25/37 (m)		$ 1,522,035	$ 552,262
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13		5,450,000	5,511,981
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.6428% 7/25/36 (m)		204,000	4,816
Series 2007-CH1:
Class AV4, 0.4728% 10/25/36 (m)		1,520,141	1,229,257
Class MV1, 0.5728% 10/25/36 (m)		1,234,797	450,999
Series 2007-CH3 Class M1, 0.6428% 3/25/37 (m)		573,000	27,130
Kent Funding III Ltd. Series 2006-3A Class D, 3.4378% 10/29/47 (m)		289,306	29
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6178% 12/27/29 (m)		878,087	729,950
Series 2006-A Class 2C, 1.4379% 3/27/42 (m)		3,243,000	781,424
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9915% 4/6/46 (f)(m)		277,177	28
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (f)		155,375	128,962
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class A2, 0.8897% 11/20/17 (f)(m)		700,000	637,000
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14		2,847,231	2,892,460
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.4228% 6/25/34 (m)		198,734	140,774
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.7728% 5/25/46 (f)(m)		250,000	37,500
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)		24,491	22,236
Class C, 5.691% 10/20/28 (f)		10,885	8,872
Class D, 6.01% 10/20/28 (f)		129,599	99,667
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.6028% 10/25/36 (m)		545,328	17,578
Series 2007-HE1 Class M1, 0.6428% 5/25/37 (m)		784,792	37,721
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0928% 7/25/34 (m)		201,512	88,742
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13		260,860	264,966
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9928% 7/25/34 (m)		745,959	534,467
Series 2006-FM1 Class A2B, 0.4528% 4/25/37 (m)		2,260,867	1,993,047
Series 2006-MLN1 Class A2A, 0.4128% 7/25/37 (m)		28,228	27,847
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Merrill Lynch Mortgage Investors Trust: - continued
Series 2006-OPT1 Class A1A, 0.6028% 6/25/35 (m)		$ 3,379,147	$ 2,227,367
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6828% 8/25/34 (m)		57,368	43,319
Series 2005-NC1 Class M1, 0.7828% 1/25/35 (m)		399,800	188,759
Series 2005-NC2 Class B1, 1.5128% 3/25/35 (m)		416,362	92,430
Series 2007-HE2 Class M1, 0.5928% 1/25/37 (m)		263,000	6,678
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.2128% 8/28/38 (f)(m)		220,000	129,800
Class C1B, 7.696% 8/28/38 (f)		63,000	37,655
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (f)(m)(o)		4,356,000	37,026
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (o)		3,793,600	687,590
Series 2006-1 Class AIO, 5.5% 4/25/11 (o)		466,000	17,289
Series 2006-2 Class AIO, 6% 8/25/11 (o)		231,000	15,056
Series 2006-3:
Class A1, 0.3728% 9/25/19 (m)		52,043	51,917
Class AIO, 7.1% 1/25/12 (o)		372,000	37,157
Series 2006-4:
Class A1, 0.3728% 3/25/25 (m)		519,694	511,704
Class AIO, 6.35% 2/27/12 (o)		1,182,000	117,266
Class D, 1.4428% 5/25/32 (m)		2,481,000	71,397
Series 2007-1 Class AIO, 7.27% 4/25/12 (o)		1,589,000	200,010
Series 2007-2 Class AIO, 6.7% 7/25/12 (o)		1,351,000	178,892
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.8528% 9/25/35 (m)		1,426,957	593,078
Series 2005-D Class M2, 0.8128% 2/25/36 (m)		827,339	89,448
Nissan Auto Lease Trust Series 2009-B Class A3, 2.07% 1/15/15		8,500,000	8,583,888
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.4628% 3/25/36 (m)		142,959	141,914
Ocala Funding LLC Series 2006-1A Class A, 1.7397% 3/20/11 (b)(f)(m)		1,176,000	435,120
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.4328% 5/25/37 (m)		126,480	122,890
Series 2007-6 Class 2A1, 0.4028% 7/25/37 (m)		215,556	206,003
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5928% 9/25/34 (m)		532,896	227,121
Class M4, 1.7928% 9/25/34 (m)		683,353	116,207
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Park Place Securities, Inc.: - continued
Series 2005-WCH1:
Class M2, 0.8628% 1/25/36 (m)		$ 2,548,346	$ 2,064,297
Class M3, 0.9028% 1/25/36 (m)		478,432	286,677
Class M4, 1.1728% 1/25/35 (m)		1,475,804	446,016
Series 2005-WHQ2:
Class M7, 1.5928% 5/25/35 (m)		1,883,145	30,949
Class M9, 2.2228% 5/25/35 (m)		294,374	719
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (f)		431,416	405,531
Class B, 4.846% 7/24/39 (f)		180,000	129,600
Class C, 5.08% 7/24/39 (f)		185,000	118,400
Providian Master Note Trust Series 2006-C1A Class C1, 0.8869% 3/16/15 (f)(m)		3,406,919	3,384,581
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (f)		88,333	88,371
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.5728% 12/25/36 (m)		566,000	19,768
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.4128% 2/25/37 (m)		750,919	729,689
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.2928% 9/25/46 (f)(m)		250,000	12,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.1428% 4/25/33 (m)		5,108	4,222
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.1378% 3/25/35 (m)		1,710,217	1,131,577
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 2.0628% 1/25/36 (m)		96,000	1,826
Series 2006-FR4 Class A2A, 0.4228% 8/25/36 (m)		54,853	27,824
Series 2007-NC1 Class A2A, 0.3928% 12/25/36 (m)		26,459	25,738
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4056% 3/20/19 (f)(m)		922,028	858,278
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.207% 6/15/33 (m)		1,272,000	165,818
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)		656,637	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4928% 9/25/34 (m)		76,611	11,416
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 0.5125% 11/25/37 (m)		12,198,095	11,367,448
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.4328% 6/25/37 (m)		1,610,601	1,344,416
Asset-Backed Securities - continued
		Principal Amount (c)	Value
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)		$ 1,113,765	$ 1,098,139
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.4369% 6/15/12 (m)		3,555,000	3,553,681
Class B, 0.5569% 6/15/12 (m)		3,709,000	3,706,073
Class C, 0.8369% 6/15/12 (m)		254,000	253,738
Series 2007-2 Class A, 0.9869% 10/15/12 (m)		2,867,000	2,857,567
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2028% 9/25/34 (m)		28,819	20,427
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (f)		349,000	331,550
Class IV, 6.84% 5/22/37 (f)		235,000	117,500
Series 2003-1A Class B2, 5.4802% 12/28/38 (f)		111,000	77,700
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 0.8515% 4/6/42 (f)(m)		2,591,311	129,566
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13		747,757	764,955
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.7069% 6/15/12 (m)		3,669,172	3,663,395
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (f)		291,386	293,796
Series 2006-2A:
Class B, 5.29% 6/20/12 (f)		409,000	415,061
Class D, 5.54% 12/20/12 (f)		583,000	589,226
Class E, 7.05% 5/20/14 (f)		1,390,000	1,388,471
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7835% 9/25/26 (f)(m)		400,000	22,000
Series 2006-1A:
Class A1A, 0.5435% 9/25/26 (f)(m)		250,000	170,000
Class A2A, 0.5035% 9/25/26 (f)(m)		1,161,000	893,970
Class F, 1.4335% 9/25/26 (f)(m)		250,000	20,000
Class G, 1.6335% 9/25/26 (f)(m)		250,000	15,000
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)		887,552	0
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.7228% 8/25/36 (m)		61,853	1,073
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.8369% 8/15/15 (f)(m)		8,530,177	8,429,383
Series 2007-A4A Class A4, 5.2% 10/15/14 (f)		10,589,000	10,750,961
Series 2007-A5A Class A5, 1.0869% 10/15/14 (f)(m)		1,500,000	1,501,213
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(f)		$ 7,576	$ 0
Whinstone Capital Management Ltd. Series 1A Class B3, 1.2158% 10/25/44 (f)(m)		1,789,540	590,548
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 1.3275% 11/21/40 (f)(m)		305,000	18,300
TOTAL ASSET-BACKED SECURITIES (Cost $308,158,439)			319,814,351
Collateralized Mortgage Obligations - 1.9%

Private Sponsor - 1.9%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3301% 3/25/18 (m)		128,670	52,755
Series 2003-9 Class B5, 4.5164% 8/25/18 (f)		237,227	24,909
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.724% 4/12/56 (f)(m)		1,428,375	785,606
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.8772% 4/10/49 (m)		106,000	27,414
Class C, 5.8772% 4/10/49 (m)		281,000	66,654
Class D, 5.8772% 4/10/49 (m)		141,000	28,636
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.5469% 3/15/22 (f)(m)		942,385	907,349
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.5048% 1/25/34 (m)		2,164,157	1,979,337
Series 2004-1 Class 2A2, 3.6766% 10/25/34 (m)		2,318,637	2,071,860
Series 2004-7 Class 15B4, 5.2979% 8/25/19 (f)(m)		66,195	1,529
Series 2004-A Class 2A2, 3.5164% 2/25/34 (m)		1,362,656	1,202,029
Series 2004-B:
Class 1A1, 2.9236% 3/25/34 (m)		145,684	125,812
Class 2A2, 3.0591% 3/25/34 (m)		6,137,092	5,591,769
Series 2004-D Class 2A2, 3.3908% 5/25/34 (m)		2,133,302	1,955,900
Series 2004-G Class 2A7, 3.9212% 8/25/34 (m)		1,912,568	1,663,545
Series 2004-H Class 2A1, 3.7527% 9/25/34 (m)		1,711,645	1,501,728
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (f)(m)(o)		12,486,676	1,001,431
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.6228% 1/25/35 (m)		2,394,741	1,794,830
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.6081% 10/12/41 (f)(m)(o)		4,530,945	55,516
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.5182% 2/25/37 (m)		$ 1,695,520	$ 1,598,294
Series 2007-A2 Class 2A1, 3.5609% 7/25/37 (m)		400,632	377,691
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0935% 12/10/49 (m)		1,902,000	1,955,428
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 3.0088% 8/25/34 (m)		1,702,465	1,604,571
Class A4, 2.803% 8/25/34 (m)		1,491,118	1,403,100
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (m)		2,125,000	425,000
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.8369% 7/16/34 (f)(m)		1,902,000	1,858,530
Countrywide Alternative Loan Trust:
planned amortization class Series 2003-5T2 Class A2, 0.7428% 5/25/33 (m)		20,095	19,134
Series 2006-OC5N Class N, 7.25% 7/25/37 (f)		78,237	0
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		76,483	13,002
Series 2003-35 Class B, 4.6401% 9/25/18 (m)		126,144	15,137
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2007-AR7 Class 2A1, 3.5454% 11/25/34 (m)		1,409,095	1,353,550
Series 2003-17 Class B4, 5.389% 6/25/33 (f)(m)		331,517	69,619
Series 2004-3 Class DB4, 5.8324% 4/25/34 (m)		96,743	2,419
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 1.0728% 11/25/35 (m)		35,486,634	19,203,475
Class 2A3, 1.9633% 11/25/35 (m)		8,641,902	4,665,218
Series 2005-56:
Class 4A1, 0.6528% 11/25/35 (m)		7,102,546	3,912,725
Class 5A1, 0.6628% 11/25/35 (m)		10,232,015	5,219,158
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.4289% 11/19/37 (m)		134,294	131,355
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0096% 10/25/34 (m)		2,041,567	1,914,711
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4644% 10/18/54 (f)(m)		3,491,000	3,407,565
Class C2, 0.7744% 10/18/54 (f)(m)		1,170,000	1,122,264
Class M2, 0.5544% 10/18/54 (f)(m)		2,005,000	1,931,818
FREMF Mortgage Trust Series 2010-K6 Class B, 5.357% 12/26/46 (f)(m)		550,000	479,992
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (f)		$ 276,201	$ 2,762
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (f)		118,103	10,925
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.9347% 11/20/56 (f)(m)		2,852,000	2,679,739
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.764% 10/11/41 (f)(m)		3,114,000	3,028,178
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8897% 12/20/54 (m)		205,017	87,132
Series 2006-1A Class C2, 0.9397% 12/20/54 (f)(m)		6,523,000	3,000,580
Series 2006-2 Class C1, 0.8097% 12/20/54 (m)		5,398,000	2,213,180
Series 2006-3 Class C2, 0.8397% 12/20/54 (m)		1,124,000	483,578
Series 2006-4:
Class B1, 0.4297% 12/20/54 (m)		4,521,000	3,345,540
Class C1, 0.7197% 12/20/54 (m)		2,767,000	1,189,810
Class M1, 0.5097% 12/20/54 (m)		1,190,000	755,650
Series 2007-1:
Class 1C1, 0.6397% 12/20/54 (m)		2,234,000	938,280
Class 1M1, 0.4897% 12/20/54 (m)		1,493,000	925,660
Class 2C1, 0.7697% 12/20/54 (m)		1,015,000	426,300
Class 2M1, 0.5897% 12/20/54 (m)		1,917,000	1,188,540
Series 2007-2 Class 2C1, 0.7669% 12/17/54 (m)		2,654,000	1,127,950
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7553% 1/20/44 (m)		430,241	234,210
GSR Mortgage Loan Trust:
floater Series 2007-AR1 Class 6A1, 4.7763% 3/25/37 (m)		11,080,812	10,683,080
Series 2007-AR2 Class 2A1, 3.1197% 4/25/35 (m)		808,185	681,040
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5589% 5/19/35 (m)		393,065	233,801
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (m)		146,585	149,771
Class A3, 5.447% 6/12/47 (m)		3,606,000	3,633,112
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.946% 8/25/36 (m)		2,600,000	2,092,627
Series 2004-A3 Class 4A1, 4.2708% 7/25/34 (m)		2,509,666	2,422,515
Series 2004-A5 Class 2A1, 2.9631% 12/25/34 (m)		2,120,849	2,043,761
Series 2006-A2 Class 5A1, 3.423% 11/25/33 (m)		3,598,702	3,384,162
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (f)		$ 43,320	$ 43,452
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39		857,000	858,613
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.5828% 4/25/36 (m)		18,707,549	9,657,411
Series 2006-5 Class A1A, 0.5328% 7/25/36 (m)		14,835,679	7,546,182
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.5528% 5/25/47 (m)		3,919,261	2,379,502
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.5728% 10/25/36 (m)		547,000	2,938
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.5128% 2/25/37 (m)		8,714,005	4,889,517
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.507% 6/15/22 (f)(m)		251,984	226,786
Class C, 0.527% 6/15/22 (f)(m)		1,559,607	1,356,858
Class D, 0.537% 6/15/22 (f)(m)		600,006	510,005
Class E, 0.547% 6/15/22 (f)(m)		959,771	748,621
Class F, 0.577% 6/15/22 (f)(m)		1,545,171	1,143,427
Class G, 0.647% 6/15/22 (f)(m)		359,765	251,836
Class H, 0.667% 6/15/22 (f)(m)		720,211	468,137
Class J, 0.707% 6/15/22 (f)(m)		840,246	462,135
Class TM, 0.837% 6/15/22 (f)(m)		1,549,424	1,347,998
Merrill Lynch Mortgage Investors Trust:
Series 1998-C3 Class F, 6% 12/15/30 (f)		100,000	95,000
Series 2004-A4 Class A1, 2.9738% 8/25/34 (m)		2,443,935	2,297,276
Series 2005-A2 Class A7, 2.8011% 2/25/35 (m)		2,097,697	1,920,970
Series 2006-A6 Class A4, 3.6176% 10/25/33 (m)		1,834,870	1,640,439
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (f)		101,000	99,801
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (m)		8,143,000	8,449,971
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.6328% 7/25/35 (m)		2,580,607	1,930,037
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.6428% 3/25/37 (m)		2,994,072	181,962
Permanent Financing No. 8 PLC floater Class 3C, 0.7743% 6/10/42 (m)		2,253,000	2,251,085
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 3.93% 10/25/35 (m)		3,541,452	3,082,036
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.6471% 7/10/35 (f)(m)		$ 2,082,414	$ 1,117,840
Class B6, 3.1471% 7/10/35 (f)(m)		464,302	243,619
Series 2004-A:
Class B4, 1.4971% 2/10/36 (f)(m)		658,239	345,575
Class B5, 1.9971% 2/10/36 (f)(m)		438,783	231,765
Series 2004-B:
Class B4, 1.3971% 2/10/36 (f)(m)		525,056	268,724
Class B5, 1.8471% 2/10/36 (f)(m)		383,111	169,105
Class B6, 2.2971% 2/10/36 (f)(m)		135,735	44,833
Series 2004-C:
Class B4, 1.2471% 9/10/36 (f)(m)		705,131	369,136
Class B5, 1.6471% 9/10/36 (f)(m)		783,850	350,930
Class B6, 2.0471% 9/10/36 (f)(m)		144,120	45,845
Residential Accredit Loans, Inc. floater Series 2005-QO5 Class A1, 1.4408% 1/25/46 (m)		15,540,031	8,495,507
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31		1,167,422	1,151,904
Series 2004-SL3 Class A1, 7% 8/25/16		86,035	75,556
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7928% 6/25/33 (f)(m)		484,455	399,019
RESIX Finance Ltd. floater Series 2007-A Class BB, 3.6878% 2/15/39 (f)(m)		489,726	4,652
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)		268,000	262,342
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8839% 7/20/34 (m)		41,706	21,514
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.5328% 7/25/46 (m)		29,671,430	15,794,304
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3508% 4/25/33 (m)		697,914	663,024
Series 2003-20 Class 1A1, 5.5% 7/25/33		671,521	669,989
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4625% 9/25/36 (m)		3,273,627	1,732,897
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.8459% 8/25/33 (m)		1,245,471	1,175,244
Series 2005-AR3 Class A2, 2.7272% 3/25/35 (m)		3,231,604	2,848,154
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (f)		233,449	31,516
Series 2004-EE Class 2A2, 3.0855% 12/25/34 (m)		1,112,053	1,077,804
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2004-H Class A1, 4.5375% 6/25/34 (m)		$ 2,372,294	$ 2,326,021
Series 2004-W Class A9, 2.9943% 11/25/34 (m)		3,483,000	3,284,627
Series 2005-AR10 Class 2A2, 2.9762% 6/25/35 (m)		2,642,058	2,531,462
Series 2005-AR12:
Class 2A5, 2.9646% 7/25/35 (m)		9,260,000	8,518,201
Class 2A6, 2.9646% 7/25/35 (m)		1,131,504	1,041,642
Series 2005-AR2:
Class 1A2, 2.8808% 3/25/35 (m)		3,883,992	2,166,514
Class 2A2, 2.8787% 3/25/35 (m)		3,215,311	2,944,879
Series 2005-AR3 Class 2A1, 3.2394% 3/25/35 (m)		1,940,176	1,756,139
TOTAL PRIVATE SPONSOR			236,486,526
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17		411,625	447,277
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $202,261,982)			236,933,803
Commercial Mortgage Securities - 6.5%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.78% 2/14/29 (f)(m)		800,000	760,000
Series 1997-D4:
Class B1, 7.525% 4/14/29		210,000	219,437
Class B2, 7.525% 4/14/29		1,498,104	1,558,028
Class B5, 7.525% 4/14/29		129,000	80,574
Series 1997-D5:
Class A-6, 7.1896% 2/14/43 (m)		2,470,000	2,622,016
Class A2, 7.1508% 2/14/43 (m)		1,399,000	1,521,473
Class A3, 7.2008% 2/14/43 (m)		1,510,000	1,624,443
Class A5, 6.9396% 2/14/43 (m)		256,000	273,706
Class A7, 7.4296% 2/14/43 (m)		820,000	863,231
Class PS1, 1.5207% 2/14/43 (m)(o)		5,997,010	193,243
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.91% 5/10/45 (m)		2,221,000	2,353,467
Series 2006-4 Class A1, 5.363% 7/10/46 (m)		564,986	571,288
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Banc of America Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-5:
Class A1, 5.185% 9/10/47		$ 866,237	$ 875,807
Class A2, 5.317% 9/10/47		7,342,000	7,485,528
Class A3, 5.39% 9/10/47		2,653,000	2,664,394
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	3,857,188
Series 2007-2 Class A1, 5.421% 4/10/49		493,515	508,730
Series 2007-4 Class A3, 6.0019% 2/10/51 (m)		1,897,000	1,935,725
Series 2006-6 Class E, 5.619% 10/10/45 (f)		1,098,000	166,582
Series 2007-3:
Class A3, 5.837% 6/10/49 (m)		3,176,000	3,286,931
Class A4, 5.837% 6/10/49 (m)		3,965,000	3,753,279
Series 2008-1 Class D, 6.4163% 2/10/51 (f)(m)		125,000	38,682
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32		130,428	130,395
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	4,048,188
Series 2002-2 Class F, 5.487% 7/11/43		415,000	394,178
Series 2004-2:
Class A3, 4.05% 11/10/38		2,364,238	2,397,138
Class A4, 4.153% 11/10/38		2,412,000	2,437,140
Series 2004-4 Class A3, 4.128% 7/10/42		297,627	297,462
Series 2005-1 Class A3, 4.877% 11/10/42		3,975,333	3,973,311
Series 2006-1 Class A1, 5.219% 9/10/45 (m)		1,513,608	1,525,270
Series 2007-1 Class A2, 5.381% 1/15/49		4,040,000	4,114,510
Series 2001-3 Class H, 6.562% 4/11/37 (f)		1,472,000	1,444,730
Series 2001-PB1:
Class J, 7.166% 5/11/35 (f)		474,000	449,726
Class K, 6.15% 5/11/35 (f)		885,000	779,696
Series 2003-1 Class G, 5.608% 9/11/36 (f)		310,000	299,887
Series 2003-2 Class XP, 0.4312% 3/11/41 (f)(m)(o)		16,252,068	27,459
Series 2004-1 Class F, 5.279% 11/10/39 (f)		185,000	136,095
Series 2004-4:
Class K, 4.637% 7/10/42 (f)(m)		300,000	1,500
Class L, 4.637% 7/10/42 (f)(m)		280,000	700
Series 2004-5 Class G, 5.4963% 11/10/41 (f)(m)		195,000	109,079
Series 2005-3 Series A3B, 5.09% 7/10/43 (m)		5,908,000	6,008,829
Series 2005-6:
Class A3, 5.3503% 9/10/47 (m)		3,423,000	3,509,189
Class AJ, 5.3503% 9/10/47 (m)		300,000	262,572
Series 2007-1 Class B, 5.543% 1/15/49		1,146,000	355,391
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class B, 0.5969% 3/15/22 (f)(m)		$ 390,000	$ 351,000
Class C, 0.6469% 3/15/22 (f)(m)		817,000	718,960
Class D, 0.6969% 3/15/22 (f)(m)		826,000	710,360
Class E, 0.7369% 3/15/22 (f)(m)		684,000	574,560
Class F, 0.8069% 3/15/22 (f)(m)		615,784	486,469
Class G, 0.8669% 3/15/22 (f)(m)		399,119	287,366
Class J, 1.3869% 3/15/22 (f)(m)		253,000	141,680
Series 2006-BIX1:
Class C, 0.5169% 10/15/19 (f)(m)		1,222,000	1,063,140
Class D, 0.5469% 10/15/19 (f)(m)		1,494,000	1,269,900
Class E, 0.5769% 10/15/19 (f)(m)		1,385,000	1,149,550
Class F, 0.6469% 10/15/19 (f)(m)		3,150,730	2,426,062
Class G, 0.6669% 10/15/19 (f)(m)		1,245,579	846,994
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1928% 12/25/33 (f)(m)		85,552	51,331
Series 2004-1:
Class A, 0.7028% 4/25/34 (f)(m)		1,496,550	1,182,274
Class B, 2.2428% 4/25/34 (f)(m)		167,784	83,892
Class M1, 0.9028% 4/25/34 (f)(m)		134,712	91,604
Class M2, 1.5428% 4/25/34 (f)(m)		124,456	72,184
Series 2004-2:
Class A, 0.7728% 8/25/34 (f)(m)		1,162,258	923,995
Class M1, 0.9228% 8/25/34 (f)(m)		195,640	125,210
Series 2004-3:
Class A1, 0.7128% 1/25/35 (f)(m)		2,594,176	2,049,399
Class A2, 0.7628% 1/25/35 (f)(m)		372,262	249,415
Class M1, 0.8428% 1/25/35 (f)(m)		447,815	291,080
Class M2, 1.3428% 1/25/35 (f)(m)		207,508	128,655
Series 2005-2A:
Class A1, 0.6528% 8/25/35 (f)(m)		2,023,613	1,422,195
Class M1, 0.7728% 8/25/35 (f)(m)		100,778	49,956
Class M2, 0.8228% 8/25/35 (f)(m)		166,217	77,424
Class M3, 0.8428% 8/25/35 (f)(m)		91,963	40,317
Class M4, 0.9528% 8/25/35 (f)(m)		84,419	34,713
Series 2005-3A:
Class A1, 0.6628% 11/25/35 (f)(m)		741,362	537,116
Class A2, 0.7428% 11/25/35 (f)(m)		734,686	492,240
Class M1, 0.7828% 11/25/35 (f)(m)		87,684	43,518
Class M2, 0.8328% 11/25/35 (f)(m)		111,325	52,445
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
Series 2005-3A:
Class M3, 0.8528% 11/25/35 (f)(m)		$ 99,633	$ 44,307
Class M4, 0.9428% 11/25/35 (f)(m)		124,133	51,838
Series 2005-4A:
Class A2, 0.7328% 1/25/36 (f)(m)		1,717,190	1,150,517
Class B1, 1.7428% 1/25/36 (f)(m)		148,394	51,938
Class M1, 0.7928% 1/25/36 (f)(m)		553,932	304,663
Class M2, 0.8128% 1/25/36 (f)(m)		166,180	83,090
Class M3, 0.8428% 1/25/36 (f)(m)		242,693	114,066
Class M4, 0.9528% 1/25/36 (f)(m)		134,222	56,373
Class M5, 0.9928% 1/25/36 (f)(m)		134,222	53,689
Class M6, 1.0428% 1/25/36 (f)(m)		142,559	54,172
Series 2006-1:
Class A2, 0.7028% 4/25/36 (f)(m)		264,917	162,367
Class M1, 0.7228% 4/25/36 (f)(m)		94,750	43,538
Class M2, 0.7428% 4/25/36 (f)(m)		100,109	43,077
Class M3, 0.7628% 4/25/36 (f)(m)		86,136	34,859
Class M4, 0.8628% 4/25/36 (f)(m)		48,810	18,548
Class M5, 0.9028% 4/25/36 (f)(m)		47,375	16,837
Class M6, 0.9828% 4/25/36 (f)(m)		94,462	31,673
Series 2006-2A:
Class A1, 0.5728% 7/25/36 (f)(m)		4,821,298	3,333,445
Class A2, 0.6228% 7/25/36 (f)(m)		238,527	159,813
Class B1, 1.2128% 7/25/36 (f)(m)		89,307	26,605
Class B3, 3.0428% 7/25/36 (f)(m)		134,930	36,903
Class M1, 0.6528% 7/25/36 (f)(m)		250,264	110,341
Class M2, 0.6728% 7/25/36 (f)(m)		176,573	72,572
Class M3, 0.6928% 7/25/36 (f)(m)		146,464	55,891
Class M4, 0.7628% 7/25/36 (f)(m)		98,901	35,219
Class M5, 0.8128% 7/25/36 (f)(m)		121,560	40,978
Class M6, 0.8828% 7/25/36 (f)(m)		181,370	58,582
Series 2006-3A:
Class B1, 1.1428% 10/25/36 (f)(m)		156,826	31,365
Class B2, 1.6928% 10/25/36 (f)(m)		113,113	20,360
Class B3, 2.9428% 10/25/36 (f)(m)		184,072	33,133
Class M4, 0.7728% 10/25/36 (f)(m)		173,321	51,996
Class M5, 0.8228% 10/25/36 (f)(m)		207,491	56,023
Class M6, 0.9028% 10/25/36 (f)(m)		406,145	93,413
Series 2006-4A:
Class A1, 0.5728% 12/25/36 (f)(m)		892,669	625,136
Class A2, 0.6128% 12/25/36 (f)(m)		4,542,129	2,245,175
Class B1, 1.0428% 12/25/36 (f)(m)		138,879	30,331
Class B2, 1.5928% 12/25/36 (f)(m)		141,559	28,411
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
Series 2006-4A:
Class B3, 2.7928% 12/25/36 (f)(m)		$ 241,066	$ 43,729
Class M1, 0.6328% 12/25/36 (f)(m)		290,558	98,761
Class M2, 0.6528% 12/25/36 (f)(m)		193,705	61,095
Class M3, 0.6828% 12/25/36 (f)(m)		196,414	58,001
Class M4, 0.7428% 12/25/36 (f)(m)		235,020	65,336
Class M5, 0.7828% 12/25/36 (f)(m)		216,056	56,218
Class M6, 0.8628% 12/25/36 (f)(m)		193,705	46,528
Series 2007-1:
Class A2, 0.6128% 3/25/37 (f)(m)		993,530	645,794
Class B1, 1.0128% 3/25/37 (f)(m)		316,103	72,704
Class B2, 1.4928% 3/25/37 (f)(m)		229,191	43,546
Class B3, 3.6928% 3/25/37 (f)(m)		627,568	106,687
Class M1, 0.6128% 3/25/37 (f)(m)		278,134	119,598
Class M2, 0.6328% 3/25/37 (f)(m)		207,734	78,939
Class M3, 0.6628% 3/25/37 (f)(m)		184,232	60,796
Class M4, 0.7128% 3/25/37 (f)(m)		148,063	44,419
Class M5, 0.7628% 3/25/37 (f)(m)		231,129	64,716
Class M6, 0.8428% 3/25/37 (f)(m)		323,597	80,899
Series 2007-2A:
Class A1, 0.6128% 7/25/37 (f)(m)		882,955	644,557
Class A2, 0.6628% 7/25/37 (f)(m)		825,002	437,251
Class B1, 1.9428% 7/25/37 (f)(m)		254,077	43,193
Class B2, 2.5928% 7/25/37 (f)(m)		219,974	37,396
Class B3, 3.6928% 7/25/37 (f)(m)		247,316	43,280
Class M1, 0.7128% 7/25/37 (f)(m)		289,694	110,895
Class M2, 0.7528% 7/25/37 (f)(m)		158,301	49,865
Class M3, 0.8328% 7/25/37 (f)(m)		160,508	44,942
Class M4, 0.9928% 7/25/37 (f)(m)		316,897	76,055
Class M5, 1.0928% 7/25/37 (f)(m)		279,352	58,664
Class M6, 1.3428% 7/25/37 (f)(m)		354,200	65,527
Series 2007-3:
Class A2, 0.6328% 7/25/37 (f)(m)		938,446	480,766
Class B1, 1.2928% 7/25/37 (f)(m)		228,095	45,026
Class B2, 1.9428% 7/25/37 (f)(m)		570,800	96,808
Class B3, 4.3428% 7/25/37 (f)(m)		303,232	45,636
Class M1, 0.6528% 7/25/37 (f)(m)		203,822	76,658
Class M2, 0.6828% 7/25/37 (f)(m)		218,460	76,111
Class M3, 0.7128% 7/25/37 (f)(m)		344,239	112,601
Class M4, 0.8428% 7/25/37 (f)(m)		540,506	157,504
Class M5, 0.9428% 7/25/37 (f)(m)		280,360	69,501
Class M6, 1.1428% 7/25/37 (f)(m)		213,782	49,769
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
Series 2007-4A:
Class B1, 2.8928% 9/25/37 (f)(m)		$ 334,063	$ 43,428
Class B2, 3.7928% 9/25/37 (f)(m)		1,215,430	145,852
Class M1, 1.2928% 9/25/37 (f)(m)		321,227	83,519
Class M2, 1.3928% 9/25/37 (f)(m)		321,227	70,670
Class M4, 1.9428% 9/25/37 (f)(m)		821,588	147,886
Class M5, 2.0928% 9/25/37 (f)(m)		821,588	123,238
Class M6, 2.2928% 9/25/37 (f)(m)		823,184	115,246
Series 2004-1 Class IO, 1.25% 4/25/34 (f)(o)		4,882,988	180,182
Series 2007-5A Class IO, 3.047% 10/25/37 (f)(m)(o)		11,072,079	1,184,712
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4564% 3/11/39 (m)		450,000	370,208
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class E, 0.6569% 3/15/19 (f)(m)		200,000	144,000
Class G, 0.7769% 3/15/19 (f)(m)		805,386	402,693
Class H, 0.9869% 3/15/19 (f)(m)		541,917	222,186
Class J, 1.1869% 3/15/19 (f)(m)		407,118	154,705
Series 2007-BBA8:
Class D, 0.5869% 3/15/22 (f)(m)		655,330	425,326
Class E, 0.6369% 3/15/22 (f)(m)		3,607,157	2,215,034
Class F, 0.6869% 3/15/22 (f)(m)		2,235,922	1,291,873
Class G, 0.7369% 3/15/22 (f)(m)		537,549	295,737
Class H, 0.8869% 3/15/22 (f)(m)		655,330	323,561
Class J, 1.0369% 3/15/22 (f)(m)		655,330	265,675
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39		748,393	761,649
Series 2004-PWR3 Class A3, 4.487% 2/11/41		2,010,596	2,049,618
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	541,765
Series 2006-T24 Class A1, 4.905% 10/12/41 (m)		1,665,254	1,695,588
Series 2007-PW16 Class A4, 5.9076% 6/11/40 (m)		1,112,000	1,111,858
Series 2007-PW17 Class A1, 5.282% 6/11/50		949,274	964,916
Series 2007-T26 Class A1, 5.145% 1/12/45 (m)		535,625	548,112
Series 1999-C1:
Class G, 5.64% 2/14/31 (f)		70,000	63,715
Class I, 5.64% 2/14/31 (f)		205,000	58,898
Series 2003-PWR2 Class X2, 0.5984% 5/11/39 (f)(m)(o)		14,745,455	98,795
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	6,948,903
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-PW14 Class X2, 0.8482% 12/11/38 (f)(m)(o)		$ 25,773,245	$ 504,973
Series 2006-T22:
Class A1, 5.415% 4/12/38 (m)		211,273	211,647
Class A4, 5.6286% 4/12/38 (m)		237,000	248,258
Class B, 5.4625% 4/12/38 (f)(m)		200,000	161,770
Series 2007-BBA8:
Class K, 1.5369% 3/15/22 (f)(m)		120,000	41,554
Class L, 2.2369% 3/15/22 (f)(m)		254,000	74,173
Series 2007-PW15 Class A1, 5.016% 2/11/44		451,249	460,581
Series 2007-PW16:
Class B, 5.9076% 6/11/40 (f)(m)		304,000	109,275
Class C, 5.9076% 6/11/40 (f)(m)		255,000	78,943
Class D, 5.9076% 6/11/40 (f)(m)		255,000	66,223
Series 2007-PW18 Class X2, 0.4862% 6/11/50 (f)(m)(o)		177,669,388	2,378,336
Series 2007-T28:
Class A1, 5.422% 9/11/42		298,997	308,853
Class X2, 0.3328% 9/11/42 (f)(m)(o)		88,855,592	727,514
C-BASS Trust floater Series 2006-SC1 Class A, 0.6128% 5/25/36 (f)(m)		975,056	589,260
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)		2,235,000	2,356,665
Class XCL, 2.3619% 5/15/35 (f)(m)(o)		25,967,397	827,529
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (f)		800,000	706,881
Series 1998-2 Class J, 6.39% 11/18/30 (f)		507,951	113,603
Series 1999-2:
Class E, 7.734% 1/15/32		763,000	762,083
Class F, 7.734% 1/15/32		413,000	410,786
Series 2001-245 Class A2, 6.4842% 2/12/16 (f)(m)		1,911,046	1,963,845
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (f)		290,000	296,646
Citigroup Commercial Mortgage Trust:
floater:
Series 2006-FL2:
Class F, 0.6469% 8/16/21 (f)(m)		678,000	557,499
Class G, 0.6669% 8/15/21 (f)(m)		542,222	407,442
Class H, 0.7069% 8/15/21 (f)(m)		433,548	296,369
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Citigroup Commercial Mortgage Trust: - continued
floater:
Series 2007-FL3A:
Class MLA1, 1.1369% 4/15/22 (f)(m)		$ 291,000	$ 233,044
Classs MLA2, 1.3869% 4/15/22 (f)(m)		129,000	102,893
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		9,955,000	10,004,419
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (f)		3,212,461	2,814,827
Series 2006-FL2 Class CNP3, 1.5369% 8/16/21 (f)(m)		5,089,327	4,834,861
Series 2007-C6:
Class A1, 5.622% 12/10/49 (m)		11,096,992	11,352,359
Class A4, 5.8882% 12/10/49 (m)		5,830,000	5,756,956
Series 2007-FL3A Class A2, 0.4769% 4/15/22 (f)(m)		6,878,000	6,042,149
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49		371,775	375,546
Class A2A, 5.237% 12/11/49		11,693,000	11,923,069
Class A4, 5.322% 12/11/49		2,823,000	2,672,241
Series 2007-CD4:
Class A3, 5.293% 12/11/49		1,852,000	1,816,443
Class C, 5.476% 12/11/49		3,581,000	1,002,680
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (f)(m)	CAD	138,000	61,109
Class G, 5.01% 5/15/44 (f)(m)	CAD	30,000	11,663
Class H, 5.01% 5/15/44 (f)(m)	CAD	20,000	6,895
Class J, 5.01% 5/15/44 (f)(m)	CAD	20,000	6,297
Class K, 5.01% 5/15/44 (f)(m)	CAD	10,000	2,765
Class L, 5.01% 5/15/44 (f)(m)	CAD	36,000	8,799
Class M, 5.01% 5/15/44 (f)(m)	CAD	165,000	35,909
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0152% 5/15/46 (m)		1,902,000	1,943,392
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	1,027,080
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5669% 4/15/17 (f)(m)		4,261,000	3,451,410
Class C, 0.6069% 4/15/17 (f)(m)		1,531,000	1,209,490
Class D, 0.6469% 4/15/17 (f)(m)		950,056	731,543
Class E, 0.7069% 4/15/17 (f)(m)		802,445	601,834
Class F, 0.7469% 4/15/17 (f)(m)		171,562	111,515
Class G, 0.8869% 4/15/17 (f)(m)		171,562	90,928
Class H, 0.9569% 4/15/17 (f)(m)		171,562	65,194
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
COMM pass-thru certificates: - continued
floater:
Series 2005-F10A:
Class J, 1.1869% 4/15/17 (f)(m)		$ 131,565	$ 36,838
Series 2005-FL11:
Class B, 0.5869% 11/15/17 (f)(m)		234,750	215,970
Class C, 0.6369% 11/15/17 (f)(m)		1,933,363	1,720,693
Class D, 0.6769% 11/15/17 (f)(m)		100,544	88,478
Class E, 0.7269% 11/15/17 (f)(m)		357,440	307,398
Class F, 0.7869% 11/15/17 (f)(m)		247,642	200,590
Class G, 0.8369% 11/15/17 (f)(m)		171,653	116,724
Series 2006-FL12 Class AJ, 0.4669% 12/15/20 (f)(m)		2,710,000	2,222,200
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (m)		60,181	60,218
Series 2006-C8 Class A3, 5.31% 12/10/46		5,420,000	5,444,718
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (f)		3,216,000	3,218,525
Series 2007-C9 Class A4, 6.0098% 12/10/49 (m)		4,209,000	4,238,330
Series 2001-J1A Class F, 6.958% 2/14/34 (f)		600,000	606,846
Series 2001-J2A Class F, 7.1577% 7/16/34 (f)(m)		199,000	159,323
Series 2004-LBN2 Class X2, 1.0038% 3/10/39 (f)(m)(o)		3,747,116	23,180
Series 2006-C8:
Class B, 5.44% 12/10/46		3,294,000	1,154,624
Class XP, 0.6771% 12/10/46 (m)(o)		21,907,611	310,663
Commercial Mortgage Acceptance Corp.:
Series 1998-C1:
Class F, 6.23% 7/15/31 (f)		120,481	123,503
Class G, 6.21% 7/15/31 (f)		554,000	566,605
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (f)(m)		204,930	215,243
Commercial Mortgage Asset Trust:
sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (m)		98,357	98,416
Series 1999-C1 Class F, 6.25% 1/17/32 (f)		550,000	451,002
Series 1999-C2 Class G, 6% 11/17/32		302,000	295,443
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39		17,590,000	17,087,471
Series 2006-C5:
Class A1, 5.297% 12/15/39		417,897	423,393
Class AJ, 5.373% 12/15/39		3,852,000	2,001,253
Series 2007-C2:
Class A1, 5.269% 1/15/49		57,155	57,542
Class A2, 5.448% 1/15/49 (m)		10,150,000	10,357,464
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Credit Suisse Commercial Mortgage Trust: - continued
Series 2007-C2:
Class A3, 5.542% 1/15/49 (m)		$ 3,804,000	$ 3,473,088
Series 2007-C3:
Class A1, 5.664% 6/15/39 (m)		223,873	227,008
Class A4, 5.9118% 6/15/39 (m)		1,144,000	1,048,082
Series 2006-C4 Class AAB, 5.439% 9/15/39		10,824,000	11,229,737
Series 2006-C5 Class ASP, 0.8719% 12/15/39 (m)(o)		13,910,240	278,113
Series 2007-C5 Class A4, 5.695% 9/15/40 (m)		1,722,000	1,535,746
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6869% 4/15/22 (f)(m)		6,783,000	2,645,370
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.9369% 9/15/21 (f)(m)		270,312	175,593
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36		1,902,000	1,992,604
Series 2002-CP5 Class A1, 4.106% 12/15/35		146,458	149,531
Series 2004-C1:
Class A3, 4.321% 1/15/37		516,027	524,909
Class A4, 4.75% 1/15/37		884,000	902,295
Series 1997-C2 Class F, 7.46% 1/17/35 (m)		929,000	1,014,105
Series 1998-C1:
Class D, 7.17% 5/17/40		176,202	178,266
Class F, 6% 5/17/40 (f)		659,000	656,246
Class H, 6% 5/17/40 (f)		130,000	11,459
Series 1999-C1 Class E, 8.1581% 9/15/41 (m)		830,501	828,487
Series 2001-CK6 Class AX, 1.1925% 8/15/36 (m)(o)		5,096,750	53,092
Series 2001-CKN5 Class AX, 2.3088% 9/15/34 (f)(m)(o)		15,468,282	273,765
Series 2001-SPGA Class C, 6.809% 8/13/18 (f)		230,000	216,147
Series 2003-C3:
Class D, 4.131% 5/15/38		120,000	94,844
Class J, 4.231% 5/15/38 (f)		300,000	168,349
Series 2003-C4 Class ASP, 0.6195% 8/15/36 (f)(m)(o)		12,258,479	17,588
Series 2006-C1 Class A3, 5.711% 2/15/39 (m)		10,043,000	10,246,164
Credit Suisse Mortgage Capital Certificates:
floater:
Series 2007-TFL1:
Class B, 0.4869% 2/15/22 (f)(m)		721,000	468,650
Class C:
0.5069% 2/15/22 (f)(m)		1,864,711	1,025,591
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Credit Suisse Mortgage Capital Certificates: - continued
floater:
sequential payer:
Series 2007-TFL1:
Class C:
0.6069% 2/15/22 (f)(m)		$ 665,993	$ 299,697
Class F, 0.6569% 2/15/22 (f)(m)		1,331,815	532,726
Class L, 2.2369% 2/15/22 (f)(m)		100,000	20,000
sequential payer Series 2007-C1:
Class A1, 5.227% 2/15/40		135,544	137,178
Class A2, 5.268% 2/15/40		18,300,000	18,702,984
Series 2007-C1:
Class ASP, 0.6107% 2/15/40 (m)(o)		35,608,965	470,726
Class B, 5.487% 2/15/40 (f)(m)		2,907,000	334,305
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.5969% 5/15/23 (f)(m)		450,000	429,731
Class D, 0.8069% 5/15/23 (f)(m)		170,000	154,998
Class F, 0.9369% 5/15/23 (f)(m)		140,000	125,373
Series 2006-HC1A Class C, 0.7369% 5/15/23 (f)(m)		355,000	326,583
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (f)		500,000	220,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		400,000	312,642
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.4578% 6/10/31 (f)(m)		891,000	975,101
Series 2000-CKP1 Class B3, 8.5595% 11/10/33 (m)		230,000	229,941
First Union National Bank Commercial Mortgage Trust Series 2001-C4:
Class H, 7.036% 12/12/33 (f)		770,000	773,607
Class K, 6% 12/12/33 (f)		520,000	516,625
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33		679,000	665,196
Class G, 6.936% 3/15/33 (f)		1,252,000	1,201,267
Class H, 7.039% 3/15/33 (f)		63,000	59,600
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (f)(m)		361,000	371,961
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (f)		200,000	205,750
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (f)		625,000	562,500
GE Capital Commercial Mortgage Corp.:
sequential payer:
Series 2000-1 Class A2, 6.496% 1/15/33		390,888	396,827
Series 2007-C1 Class A4, 5.543% 12/10/49		11,404,000	10,441,197
Series 2001-1 Class X1, 1.255% 5/15/33 (f)(m)(o)		19,123,921	137,228
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GE Capital Commercial Mortgage Corp.: - continued
Series 2001-3 Class C, 6.51% 6/10/38		$ 287,000	$ 284,533
Series 2002-1A Class H, 7.4003% 12/10/35 (f)(m)		65,000	62,040
Series 2004-C1 Class X2, 1.3009% 11/10/38 (f)(m)(o)		11,959,468	72,248
Series 2005-C1 Class B, 4.846% 6/10/48 (m)		543,000	403,419
Series 2007-C1 Class XP, 0.3803% 12/10/49 (m)(o)		38,074,516	261,545
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		474,665	161,263
Series 1997-C2:
Class F, 6.75% 4/15/29 (m)		1,085,163	1,142,801
Class G, 6.75% 4/15/29 (m)		504,000	512,991
Series 1999-C1 Class F, 6.02% 5/15/33 (f)		540,000	524,283
Series 1999-C2I Class K, 6.481% 9/15/33 (p)		385,000	21,306
Series 1999-C3:
Class G, 6.974% 8/15/36 (f)		170,971	171,688
Class J, 6.974% 8/15/36 (f)		226,000	225,934
Class K, 6.974% 8/15/36 (f)		427,000	237,672
Series 2000-C1:
Class G, 7% 3/15/33 (f)		34,559	34,462
Class H, 7% 3/15/33 (f)		100,000	99,125
Class K, 7% 3/15/33		90,000	66,508
Series 2002-C3 Class B, 5.101% 7/10/39		285,000	294,063
Series 2003-C3 Class X2, 0.8423% 4/10/40 (f)(m)(o)		12,937,743	39,557
Series 2005-C1 Class X2, 0.8502% 5/10/43 (m)(o)		8,706,653	87,495
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.47% 11/5/21 (f)(m)		715,000	486,510
sequential payer:
Series 2003-C1 Class D, 4.29% 7/5/35 (f)		490,000	477,241
Series 2004-GG1 Class A4, 4.755% 6/10/36		900,916	911,082
Series 2007-GG11:
Class A1, 5.358% 12/10/49		1,940,433	2,004,172
Class A2, 5.597% 12/10/49		3,804,000	3,910,357
Series 2007-GG9:
Class A1, 5.233% 3/10/39		7,769	7,765
Class A4, 5.444% 3/10/39		5,530,000	5,343,898
Series 2002-C1:
Class H, 5.903% 1/11/35 (f)		97,000	90,592
Class J, 6.306% 1/11/35 (f)		760,000	686,865
Series 2003-C1 Class XP, 2.1997% 7/5/35 (f)(m)(o)		7,814,659	1,371
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2003-C2:
Class J, 5.234% 1/5/36 (f)(m)		$ 250,000	$ 189,616
Class XP, 1.0601% 1/5/36 (f)(m)(o)		12,076,264	58,305
Series 2005-GG3 Class XP, 0.6925% 8/10/42 (f)(m)(o)		36,580,349	451,625
Series 2006-GG7:
Class A3, 6.0847% 7/10/38 (m)		5,013,000	5,150,831
Class A4, 6.0847% 7/10/38 (m)		9,540,000	9,677,407
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (f)(o)		45,214,389	508,892
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5247% 6/6/20 (f)(m)		96,000	71,040
Class D, 0.5647% 6/6/20 (f)(m)		453,000	285,390
Class E, 0.6547% 6/6/20 (f)(m)		526,000	320,860
Class F, 0.7247% 6/6/20 (f)(m)		835,001	484,301
Class J, 2.0347% 6/6/20 (f)(m)		250,000	2,500
Series 2007-EOP:
Class C, 0.6047% 3/6/20 (f)(m)		1,994,000	1,774,660
Class D, 0.6547% 3/6/20 (f)(m)		4,004,000	3,523,520
Class F, 0.7647% 3/6/20 (f)(m)		164,000	141,040
Class G, 0.8047% 3/6/20 (f)(m)		81,000	67,230
Class H, 0.9347% 3/6/20 (f)(m)		60,000	49,800
Class J, 1.1347% 3/6/20 (f)(m)		86,000	70,520
Class L, 1.5486% 3/1/20 (f)(m)		400,000	324,000
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38		590,000	606,583
Series 1997-GL Class G, 7.5095% 7/13/30 (m)		834,375	913,891
Series 1998-GLII Class G, 8.002% 4/13/31 (f)(m)		600,000	587,719
Series 2001-GL3A Class JGGP, 7.6436% 8/5/18 (f)(m)		350,000	227,500
Series 2005-GG4 Class XP, 0.7072% 7/10/39 (f)(m)(o)		37,320,375	507,550
Series 2006-GG6 Class A2, 5.506% 4/10/38		11,153,000	11,296,786
Series 2006-RR2:
Class M, 5.806% 6/1/46 (f)(m)		100,000	0
Class N, 5.806% 6/1/46 (f)(m)		100,000	0
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		2,852,000	2,910,563
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GS Mortgage Securities Trust sequential payer: - continued
Series 2007-GG10:
Class A1, 5.69% 8/10/45		$ 595,967	$ 613,879
Class A2, 5.778% 8/10/45		13,561,000	13,874,937
Class A4, 5.9988% 8/10/45 (m)		20,890,000	19,614,574
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C1 Class E, 6.135% 7/12/37 (f)		201,000	186,398
Series 2003-C1:
Class CM1, 5.5061% 1/12/37 (f)(m)		207,341	170,020
Class D, 5.192% 1/12/37		230,000	223,919
Series 2004-C1 Class X2, 1.1053% 1/15/38 (f)(m)(o)		2,942,268	20,208
Series 2004-CB8 Class X2, 1.2067% 1/12/39 (f)(m)(o)		2,940,154	24,742
Series 2009-IWST Class D, 7.6935% 12/5/27 (f)(m)		250,000	249,506
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2004-FL1A Class B, 0.6069% 4/16/19 (f)(m)		653,656	620,974
Series 2005-FL1A Class A2, 0.5169% 2/15/19 (f)(m)		398,979	375,418
Series 2006-FL1A Class E, 0.7069% 2/15/20 (f)(m)		157,462	117,211
Series 2006-FLA2:
Class A2, 0.4669% 11/15/18 (f)(m)		10,000,000	8,600,000
Class B, 0.5069% 11/15/18 (f)(m)		1,587,688	1,127,259
Class C, 0.5469% 11/15/18 (f)(m)		1,128,009	733,206
Class D, 0.5669% 11/15/18 (f)(m)		343,616	202,733
Class E, 0.6169% 11/15/18 (f)(m)		495,684	282,540
Class F, 0.6669% 11/15/18 (f)(m)		742,166	393,348
Class G, 0.6969% 11/15/18 (f)(m)		644,879	328,888
Class H, 0.8369% 11/15/18 (f)(m)		495,684	232,971
sequential payer:
Series 2006-CB14 Class A3B, 5.6694% 12/12/44 (m)		5,657,000	5,777,625
Series 2006-CB15 Class A3, 5.819% 6/12/43 (m)		2,864,000	2,944,256
Series 2006-LDP8 Class A4, 5.399% 5/15/45		1,210,000	1,221,510
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (m)		903,000	907,073
Class A3, 5.336% 5/15/47		9,409,000	9,042,767
Series 2007-CB19 Class A4, 5.9366% 2/12/49 (m)		6,670,000	6,443,466
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-LD11 Class A2, 5.9913% 6/15/49 (m)		$ 5,340,000	$ 5,469,765
Series 2007-LDP10 Class A1, 5.122% 1/15/49		140,444	142,854
Series 2007-LDPX Class A3, 5.412% 1/15/49		5,234,000	4,904,468
Series 2004-CBX Class D, 5.097% 1/12/37 (m)		170,000	146,200
Series 2004-LDP4 Class D, 5.2913% 10/15/42 (m)		1,711,000	944,186
Series 2004-LN2 Class D, 5.3939% 7/15/41 (m)		420,000	357,213
Series 2005-CB13 Class E, 5.5269% 1/12/43 (f)(m)		963,000	328,617
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,750,000	10,910,806
Series 2006-CB17 Class A3, 5.45% 12/12/43		543,000	569,559
Series 2007-CB19:
Class B, 5.9366% 2/12/49 (m)		165,000	55,478
Class C, 5.9366% 2/12/49 (m)		424,000	142,550
Class D, 5.9366% 2/12/49 (m)		447,000	136,597
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (m)		364,000	59,817
Class CS, 5.466% 1/15/49 (m)		157,000	24,537
Class ES, 5.5451% 1/15/49 (f)(m)		983,000	49,119
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		1,590,000	1,710,526
Series 2000-C9 Class G, 6.25% 10/15/32 (f)		783,000	784,073
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.1496% 7/15/44 (m)		21,615,000	20,691,026
Series 1998-C1 Class D, 6.98% 2/18/30		781,249	788,812
Series 1998-C4 Class G, 5.6% 10/15/35 (f)		573,000	584,460
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27		364,168	374,534
Series 2001-C3 Class A1, 6.058% 6/15/20		49,945	50,543
Series 2004-C2 Class E, 4.487% 3/15/36		150,000	136,798
Series 2005-C7 Class AM, 5.263% 11/15/40 (m)		67,000	60,682
Series 2006-C1 Class A2, 5.084% 2/15/31		872,960	884,667
Series 2006-C3 Class A1, 5.478% 3/15/32		78,679	79,366
Series 2006-C6:
Class A1, 5.23% 9/15/39		237,580	239,677
Class A2, 5.262% 9/15/39 (m)		11,694,000	11,937,526
Series 2006-C7:
Class A1, 5.279% 11/15/38		642,219	653,387
Class A2, 5.3% 11/15/38		2,092,000	2,137,345
Class A3, 5.347% 11/15/38		1,417,000	1,413,449
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C7:
Class AM, 5.378% 11/15/38		$ 160,000	$ 135,152
Series 2007-C1:
Class A1, 5.391% 2/15/40 (m)		244,252	248,751
Class A3, 5.398% 2/15/40		10,000,000	10,317,458
Class A4, 5.424% 2/15/40		5,434,000	5,273,474
Series 2007-C2:
Class A1, 5.226% 2/15/40		156,404	158,402
Class A3, 5.43% 2/15/40		3,967,000	3,815,306
Series 2007-C6 Class A2, 5.845% 7/15/40		9,959,858	10,331,629
Series 2000-C3 Class B, 7.95% 3/15/32		351,338	353,490
Series 2000-C5 Class E, 7.29% 12/15/32		134,000	135,465
Series 2001-C3 Class B, 6.512% 6/15/36		3,676,000	3,812,859
Series 2001-C7 Class D, 6.514% 11/15/33		2,092,000	2,104,126
Series 2002-C1 Class J, 6.95% 3/15/34 (f)(m)		86,000	83,257
Series 2003-C7 Class L, 5.224% 7/15/37 (f)(m)		284,000	100,201
Series 2004-C2:
Class G, 4.595% 3/15/36 (f)(m)		225,000	172,437
Class K, 5.4332% 3/15/36 (f)(m)		500,000	204,218
Class XCP, 1.2292% 3/15/36 (f)(m)(o)		22,208,335	190,439
Series 2004-C4 Class A2, 4.567% 6/15/29 (m)		238,344	241,277
Series 2005-C2 Class AJ, 5.205% 4/15/30 (m)		710,000	611,098
Series 2005-C3 Class XCP, 0.9157% 7/15/40 (m)(o)		6,411,758	81,031
Series 2005-C5 Class A2, 4.885% 9/15/30		484,379	498,156
Series 2005-C7 Class C, 5.35% 11/15/40 (m)		686,000	508,951
Series 2006-C4:
Class AJ, 5.9021% 6/15/38 (m)		480,000	385,943
Class AM, 6.0997% 6/15/38 (m)		500,000	463,109
Series 2006-C6 Class XCP, 0.8541% 9/15/39 (m)(o)		10,810,515	196,651
Series 2007-C1:
Class C, 5.533% 2/15/40 (m)		4,185,000	878,794
Class D, 5.563% 2/15/40 (m)		760,000	129,484
Class E, 5.582% 2/15/40 (m)		381,000	55,633
Class XCP, 0.5131% 2/15/40 (m)(o)		4,345,108	55,806
Series 2007-C6 Class A4, 5.858% 7/15/40 (m)		2,376,000	2,295,882
Series 2007-C7:
Class A3, 5.866% 9/15/45		6,219,000	6,082,533
Class XCP, 0.4535% 9/15/45 (m)(o)		149,280,090	1,737,919
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (f)		544,000	560,624
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (f)		3,105,000	2,732,400
Class C, 4.13% 11/20/37 (f)		8,205,000	6,974,250
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2004-LLFA Class J, 1.5369% 10/15/17 (f)(m)		$ 160,000	$ 132,002
Series 2006-LLFA:
Class D, 0.5669% 9/15/21 (f)(m)		608,683	505,396
Class E, 0.6269% 9/15/21 (f)(m)		2,196,145	1,719,198
Class F, 0.6769% 9/15/21 (f)(m)		1,143,094	829,447
Class G, 0.6969% 9/15/21 (f)(m)		2,258,211	1,480,326
Class H, 0.7369% 9/15/21 (f)(m)		582,579	231,509
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34		3,377,000	3,564,434
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (f)		180,000	157,734
Class I11, 7.72% 2/26/28 (f)		100,000	82,220
Class I12, 7.72% 2/26/28 (f)		100,000	78,810
Class I9, 7.72% 2/26/28 (f)		153,200	142,859
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (m)		620,000	640,806
Series 1998-C3 Class E, 7.0654% 12/15/30 (m)		173,000	183,479
Series 2001-HRPA:
Class G, 6.778% 2/3/16 (f)		395,000	402,229
Class H, 6.778% 2/3/16 (f)		315,000	319,757
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42		237,810	240,026
Series 2007-C1 Class A1, 4.533% 6/12/50		566,759	573,015
Series 2004-KEY2 Class K, 5.091% 8/12/39 (f)(m)		100,000	5,577
Series 2004-MKB1 Class F, 5.6894% 2/12/42 (f)(m)		180,000	166,745
Series 2005-CKI1 Class A3, 5.405% 11/12/37 (m)		3,122,000	3,185,144
Series 2005-LC1 Class F, 5.5536% 1/12/44 (f)(m)		1,655,000	573,535
Series 2006-C1:
Class A2, 5.7934% 5/12/39 (m)		2,680,000	2,792,056
Class AM, 5.8384% 5/12/39 (m)		100,000	88,546
Series 2006-KEY2 Class L, 5.091% 8/12/39 (f)		300,000	12,342
Series 2007-C1 Class A4, 6.0197% 6/12/50 (m)		7,199,517	7,098,718
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	3,957,527
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3701% 12/12/49 (m)		887,000	821,544
sequential payer:
Series 2006-1 CLass A3, 5.6441% 2/12/39 (m)		2,024,000	2,077,611
Series 2006-4:
Class A2, 5.112% 12/12/49 (m)		1,075,000	1,087,165
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-4:
Class ASB, 5.133% 12/12/49 (m)		$ 1,636,000	$ 1,693,047
Series 2007-5:
Class A1, 4.275% 8/12/48		86,477	87,232
Class A3, 5.364% 8/12/48		11,417,000	11,205,112
Class A4, 5.378% 8/12/48		76,000	69,154
Class B, 5.479% 2/12/17		5,706,000	394,438
Series 2007-6:
Class A1, 5.175% 3/12/51		118,477	120,288
Class A4, 5.485% 3/12/51 (m)		14,650,000	13,545,589
Series 2007-7 Class A4, 5.81% 6/12/50 (m)		6,656,000	6,358,581
Series 2007-8 Class A1, 4.622% 8/12/49		430,638	438,747
Series 2006-4 Class XP, 0.816% 12/12/49 (m)(o)		40,286,676	824,225
Series 2007-6 Class B, 5.635% 3/12/51 (m)		1,902,000	537,257
Series 2007-7 Class B, 5.75% 6/12/50		166,000	28,900
Series 2007-8 Class A3, 6.1549% 8/12/49 (m)		1,640,000	1,631,095
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class J, 0.797% 8/15/19 (f)(m)		38,581	34,723
Series 2006-XLF:
Class C, 1.537% 7/15/19 (f)(m)		822,747	113,128
Class F, 0.657% 7/15/19 (f)(m)		1,830,000	1,647,000
Class G, 0.697% 7/15/19 (f)(m)		1,041,000	728,700
Class H, 0.717% 7/15/19 (f)(m)		550,000	330,000
Class J, 0.767% 7/15/19 (f)(m)		354,000	123,900
Series 2007-XCLA Class A1, 0.537% 7/17/17 (f)(m)		2,552,484	1,072,043
Series 2007-XLCA Class B, 0.837% 7/17/17 (f)(m)		2,408,057	72,242
Series 2007-XLFA:
Class C, 0.497% 10/15/20 (f)(m)		1,092,000	436,800
Class D, 0.527% 10/15/20 (f)(m)		667,354	153,491
Class E, 0.587% 10/15/20 (f)(m)		834,661	108,506
Class F, 0.637% 10/15/20 (f)(m)		500,899	45,081
Class G, 0.677% 10/15/20 (f)(m)		619,188	43,343
Class H, 0.767% 10/15/20 (f)(m)		389,758	11,693
Class J, 0.917% 10/15/20 (f)(m)		444,903	8,898
Class MHRO, 1.027% 10/15/20 (f)(m)		605,197	90,780
Class MJPM, 1.337% 10/15/20 (f)(m)		183,182	128,227
Class MSTR, 1.037% 10/15/20 (f)(m)		343,918	51,588
Class NHRO, 1.227% 10/15/20 (f)(m)		918,469	119,401
Class NSTR, 1.187% 10/15/20 (f)(m)		315,384	41,000
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2003-IQ5 Class X2, 0.9866% 4/15/38 (f)(m)(o)		$ 5,855,645	$ 62,042
Series 2004-RR2 Class A2, 5.45% 10/28/33 (f)		556,471	556,471
Series 2005-IQ9 Class A3, 4.54% 7/15/56		2,826,000	2,836,835
Series 2006-HQ10:
Class A1, 5.131% 11/12/41		439,752	446,014
Class AM, 5.36% 11/12/41		620,000	571,892
Series 2006-T23 Class A1, 5.682% 8/12/41		1,279,544	1,308,236
Series 2007-HQ11:
Class A1, 5.246% 2/12/44		389,998	397,200
Class A31, 5.439% 2/12/44 (m)		964,000	972,825
Series 2007-IQ13:
Class A1, 5.05% 3/15/44		420,148	428,771
Class A4, 5.364% 3/15/44		10,000,000	9,617,674
Series 2007-IQ14 Class A1, 5.38% 4/15/49		1,024,219	1,054,178
Series 2007-T25:
Class A1, 5.391% 11/12/49		278,818	286,406
Class A2, 5.507% 11/12/49		3,425,000	3,589,915
Series 1997-RR Class F, 7.4521% 4/30/39 (f)(m)		267,098	245,730
Series 1998-CF1 Class G, 7.35% 7/15/32 (f)		223,000	103,695
Series 2003-IQ6 Class X2, 0.7193% 12/15/41 (f)(m)(o)		12,306,129	109,494
Series 2004-IQ7 Class E, 5.5366% 6/15/38 (f)(m)		120,000	58,200
Series 2004-RR2 Class C, 5.88% 10/28/33 (f)(m)		280,000	215,600
Series 2005-HQ7:
Class E, 5.3776% 11/14/42 (m)		75,000	39,750
Class F, 5.3776% 11/14/42 (m)		305,000	161,650
Series 2005-IQ9 Class X2, 1.2108% 7/15/56 (f)(m)(o)		22,352,229	364,900
Series 2006-HQ10 Class X2, 0.6959% 11/12/41 (f)(m)(o)		10,226,495	124,767
Series 2006-HQ8 Class A3, 5.61% 3/12/44 (m)		2,950,000	3,016,519
Series 2006-HQ9 Class B, 5.832% 7/12/44 (m)		2,823,000	1,820,835
Series 2006-IQ11:
Class A3, 5.9045% 10/15/42 (m)		3,157,000	3,280,948
Class A4, 5.9405% 10/15/42 (m)		570,000	590,516
Series 2006-IQ12:
Class AMFX, 5.37% 12/15/43		719,000	647,100
Class B, 5.468% 12/15/43		1,902,000	656,190
Series 2006-T23 Class A3, 5.9806% 8/12/41 (m)		972,000	1,015,302
Series 2007-HQ11 Class B, 5.538% 2/20/44 (m)		3,448,000	1,224,040
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-HQ12 Class A2, 5.8121% 4/12/49 (m)		$ 12,879,974	$ 12,894,418
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (m)		2,852,000	2,633,529
Class B, 5.9135% 4/15/49 (m)		469,000	138,355
Series 2007-XLC1:
Class C, 0.937% 7/17/17 (f)(m)		3,245,642	97,369
Class D, 1.037% 7/17/17 (f)(m)		1,526,121	45,784
Class E, 1.137% 7/17/17 (f)(m)		1,239,655	37,190
Morgan Stanley Dean Witter Capital I Trust:
sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31		23,678	24,232
Series 2000-PRIN Class C, 7.9519% 2/23/34 (m)		466,000	495,295
Series 2001-IQA Class F, 6.79% 12/18/32 (f)		194,900	198,188
Series 2001-TOP3 Class E, 7.4481% 7/15/33 (f)(m)		150,000	144,990
Series 2003-TOP9 Class E, 5.9175% 11/13/36 (f)(m)		78,000	67,921
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (f)		429,605	397,653
NationsLink Funding Corp. Series 1998-2:
Class F, 7.105% 8/20/30 (f)		612,173	656,870
Class G, 5% 8/20/30 (f)		361,875	369,463
Class J, 5% 8/20/30 (f)		195,000	165,750
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (f)		1,050,000	1,044,398
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)		661,619	628,538
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (f)		221,768	221,768
RBSCF Trust Series 2010-MB1 Class D, 4.6635% 4/15/24 (f)		480,000	434,250
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (f)	CAD	107,000	64,251
Class G, 4.456% 9/12/38 (f)	CAD	54,000	30,771
Class H, 4.456% 9/12/38 (f)	CAD	36,000	19,480
Class J, 4.456% 9/12/38 (f)	CAD	36,000	18,435
Class K, 4.456% 9/12/38 (f)	CAD	18,000	8,191
Class L, 4.456% 9/12/38 (f)	CAD	26,000	11,193
Class M, 4.456% 9/12/38 (f)	CAD	128,859	29,280
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	76,286
Class G, 4.57% 4/12/23	CAD	42,000	24,136
Class H, 4.57% 4/12/23	CAD	42,000	22,924
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Real Estate Asset Liquidity Trust: - continued
Series 2007-1:
Class J, 4.57% 4/12/23	CAD	42,000	$ 21,786
Class K, 4.57% 4/12/23	CAD	21,000	10,359
Class L, 4.57% 4/12/23	CAD	63,000	29,573
Class M, 4.57% 4/12/23	CAD	185,000	38,518
Salomon Brothers Mortgage Securities VII, Inc.:
sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33		1,306,055	1,310,675
Series 2001-C1 Class E, 6.31% 12/18/35		135,000	130,950
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (f)(m)		192,000	168,960
Class F6, 6.5% 2/18/34 (f)(m)		43,000	35,260
Structured Asset Securities Corp. Series 1997-LLI:
Class D, 7.15% 10/12/34		233,787	243,406
Class F, 7.3% 10/12/34 (f)		473,000	475,744
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 6.0716% 8/15/39 (m)		170,000	154,556
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (f)		1,616,000	1,652,179
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.9119% 7/15/24 (f)(m)		110,000	24,689
Class G, 0.9119% 7/15/24 (f)(m)		200,000	42,280
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.5369% 1/15/18 (f)(m)		1,276,330	1,273,269
Series 2006-WL7A:
Class E, 0.6169% 9/15/21 (f)(m)		1,770,598	951,161
Class F, 0.6769% 8/11/18 (f)(m)		1,877,987	930,362
Class G, 0.6969% 8/11/18 (f)(m)		1,779,101	851,368
Class J, 0.9369% 8/11/18 (f)(m)		395,545	79,920
Series 2007-ESH Class A1, 0.7869% 6/15/19 (f)(m)		170,949	158,982
Series 2007-WHL8:
Class AP1, 1.0369% 6/15/20 (f)(m)		140,220	77,121
Class AP2, 1.1369% 6/15/20 (f)(m)		235,007	117,503
Class F, 0.8169% 6/15/20 (f)(m)		4,565,501	1,141,375
Class LXR1, 1.0369% 6/15/20 (f)(m)		233,916	116,958
Class LXR2, 1.1369% 6/15/20 (f)(m)		3,111,858	1,244,743
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35		469,590	471,364
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)		3,533,506	3,566,852
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2003-C8 Class A3, 4.445% 11/15/35		$ 8,283,000	$ 8,441,780
Series 2006-C27 Class A2, 5.624% 7/15/45		1,700,000	1,726,352
Series 2006-C29:
Class A1, 5.11% 11/15/48		764,394	775,198
Class A3, 5.313% 11/15/48		5,051,000	5,136,231
Series 2007-C30:
Class A1, 5.031% 12/15/43		188,066	190,448
Class A3, 5.246% 12/15/43		1,633,000	1,627,149
Class A4, 5.305% 12/15/43		8,604,000	8,285,921
Class A5, 5.342% 12/15/43		2,036,000	1,797,282
Series 2007-C31:
Class A1, 5.14% 4/15/47		198,947	201,404
Class A4, 5.509% 4/15/47		4,299,000	3,922,930
Series 2007-C32:
Class A2, 5.7351% 6/15/49 (m)		15,568,000	15,974,642
Class A3, 5.9286% 6/15/49 (m)		3,229,000	3,072,944
Series 2003-C6 Class G, 5.125% 8/15/35 (f)(m)		903,000	740,648
Series 2003-C8 Class XP, 0.4798% 11/15/35 (f)(m)(o)		3,807,072	9,083
Series 2003-C9 Class XP, 0.6562% 12/15/35 (f)(m)(o)		6,281,686	15,090
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	305,297
Series 2004-C12 Class D, 5.4138% 7/15/41 (m)		280,000	241,761
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	243,101
Class C, 5.21% 8/15/41		170,000	153,416
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (f)(m)		1,464,000	1,361,520
Class 180B, 5.5782% 10/15/41 (f)(m)		666,000	599,400
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,297,730
Series 2005-C22:
Class B, 5.5348% 12/15/44 (m)		4,218,000	2,321,976
Class F, 5.5348% 12/15/44 (f)(m)		3,171,000	841,674
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)		7,870,000	7,920,748
Series 2006-C29 Class E, 5.516% 11/15/48 (m)		1,902,000	556,412
Series 2007-C30:
Class B, 5.463% 12/15/43 (m)		10,505,000	2,187,698
Class C, 5.483% 12/15/43 (m)		5,706,000	900,332
Class D, 5.513% 12/15/43 (m)		3,044,000	360,586
Class XP, 0.6284% 12/15/43 (f)(m)(o)		21,906,282	323,707
Series 2007-C31 Class C, 5.8829% 4/15/47 (m)		522,000	105,144
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C32:
Class D, 5.9286% 6/15/49 (m)		$ 1,431,000	$ 261,707
Class E, 5.9286% 6/15/49 (m)		2,252,000	368,338
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 6.0995% 2/15/51 (m)		1,259,000	1,171,251
Series 2007-C33 Class B, 6.0995% 2/15/51 (m)		3,198,000	990,493
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $729,277,247)			821,668,067
Municipal Securities - 0.2%

California Gen. Oblig.:
6.2% 3/1/19		5,000,000	5,185,650
7.5% 4/1/34		5,600,000	5,875,800
7.55% 4/1/39		8,400,000	8,894,508
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15		6,825,000	6,891,544
TOTAL MUNICIPAL SECURITIES (Cost $26,036,172)			26,847,502
Foreign Government and Government Agency Obligations - 1.6%

Arab Republic of Egypt:
5.75% 4/29/20 (f)		820,000	820,000
6.875% 4/30/40 (f)		510,000	497,250
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		3,726,769	2,422,400
par 2.5% 12/31/38 (e)		3,210,000	1,123,500
7% 3/28/11		31,325,000	30,333,912
7% 9/12/13		21,630,000	18,152,978
Bahamian Republic 6.95% 11/20/29 (f)		805,000	788,900
Barbados Government 7.25% 12/15/21 (f)		877,000	920,850
Brazilian Federative Republic:
6% 9/15/13		233,343	243,843
8.25% 1/20/34		410,000	530,950
8.75% 2/4/25		545,000	724,850
11% 8/17/40		1,700,000	2,252,500
12.25% 3/6/30		685,000	1,198,750
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Cayman Island Government 5.95% 11/24/19 (f)		$ 500,000	$ 488,750
Chilean Republic 7.125% 1/11/12		3,045,000	3,291,158
Colombian Republic:
7.375% 9/18/37		1,930,000	2,123,000
10.375% 1/28/33		575,000	810,750
11.75% 2/25/20		575,000	836,625
Congo Republic 3% 6/30/29 (e)		4,189,500	2,136,645
Croatia Republic 6.75% 11/5/19 (f)		1,455,000	1,509,417
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (f)		405,000	413,100
8.25% 10/24/12 (f)		1,070,000	1,123,500
Dominican Republic:
1.5704% 8/30/24 (m)		1,350,000	1,103,625
7.5% 5/6/21 (f)		1,140,000	1,114,350
9.04% 1/23/18 (f)		967,284	1,044,667
Ecuador Republic 5% 2/28/25		218,000	139,520
El Salvador Republic:
7.375% 12/1/19 (f)		595,000	636,650
7.65% 6/15/35 (Reg. S)		1,265,000	1,296,625
7.75% 1/24/23 (Reg. S)		870,000	939,600
8.25% 4/10/32 (Reg. S)		375,000	405,000
Gabonese Republic 8.2% 12/12/17 (f)		1,410,000	1,480,500
Georgia Republic 7.5% 4/15/13		1,870,000	1,907,400
Ghana Republic 8.5% 10/4/17 (f)		1,900,000	1,976,000
Hungarian Republic 6.25% 1/29/20		1,040,000	1,049,100
Indonesian Republic:
5.875% 3/13/20 (f)		1,560,000	1,620,528
6.625% 2/17/37 (f)		1,475,000	1,504,500
6.875% 3/9/17 (f)		950,000	1,059,250
6.875% 1/17/18 (f)		1,510,000	1,683,650
7.5% 1/15/16 (f)		485,000	554,113
7.75% 1/17/38 (f)		1,870,000	2,136,475
8.5% 10/12/35 (Reg. S)		1,360,000	1,676,200
11.625% 3/4/19 (f)		1,720,000	2,468,200
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		3,660,000	3,385,500
Lithuanian Republic:
6.75% 1/15/15 (f)		1,485,000	1,548,113
7.375% 2/11/20 (f)		960,000	1,001,952
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (f)		560,000	652,400
Peruvian Republic 7.35% 7/21/25		950,000	1,114,350
Philippine Republic:
6.5% 1/20/20		805,000	880,509
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Philippine Republic: - continued
9.5% 2/2/30		$ 565,000	$ 764,163
10.625% 3/16/25		520,000	749,476
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,725,000	3,110,375
Republic of Serbia 6.75% 11/1/24 (f)		5,384,334	5,115,117
Russian Federation:
5% 4/29/20 (f)		2,100,000	1,995,000
7.5% 3/31/30 (Reg. S)		12,753,040	14,251,522
12.75% 6/24/28 (Reg. S)		1,800,000	3,006,000
Turkish Republic:
5.625% 3/30/21		815,000	803,835
6.75% 4/3/18		1,520,000	1,662,576
6.75% 5/30/40		805,000	799,768
6.875% 3/17/36		3,285,000	3,342,488
7% 9/26/16		965,000	1,071,150
7.25% 3/5/38		1,400,000	1,484,000
7.375% 2/5/25		4,690,000	5,229,350
11.875% 1/15/30		495,000	795,713
Ukraine Cabinet of Ministers 6.875% 3/4/11 (Reg. S)		5,310,000	5,323,275
Ukraine Government:
6.385% 6/26/12 (f)		785,000	781,075
6.75% 11/14/17 (f)		2,295,000	2,122,875
United Mexican States:
5.125% 1/15/20		644,000	653,660
6.05% 1/11/40		820,000	826,560
7.5% 4/8/33		425,000	507,875
8.3% 8/15/31		420,000	541,800
Uruguay Republic:
6.875% 9/28/25		585,000	628,875
8% 11/18/22		2,566,902	3,009,693
Venezuelan Republic:
1.3072% 4/20/11 (Reg. S) (m)		9,055,000	8,013,675
5.375% 8/7/10 (Reg. S)		5,650,000	5,565,250
7% 3/31/38		815,000	419,725
8.5% 10/8/14		1,360,000	1,026,800
9% 5/7/23 (Reg. S)		3,590,000	2,182,720
9.25% 9/15/27		2,790,000	1,806,525
9.375% 1/13/34		985,000	586,075
10.75% 9/19/13		4,340,000	3,732,400
13.625% 8/15/18		4,038,000	3,432,300
Vietnamese Socialist Republic:
4% 3/12/28 (e)		2,915,000	2,390,300
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Vietnamese Socialist Republic: - continued
6.75% 1/29/20 (f)		$ 1,605,000	$ 1,637,100
6.875% 1/15/16 (f)		655,000	687,750
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $184,395,275)			197,179,246
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13		242,000	260,576
Eurasian Development Bank 7.375% 9/29/14 (f)		1,325,000	1,331,625
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,565,513)			1,592,201
Common Stocks - 0.0%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Charter Communications, Inc. Class A (a)	29,238	1,052,568
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(f)	1,517	15
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class B (a)	32	566
TOTAL COMMON STOCKS (Cost $965,209)		1,053,149
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	28,100	1,207,738
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Citigroup Capital XII 8.50%	92,030	$ 2,291,547
GMAC, Inc. 7.00% (f)	2,055	1,551,525
JPMorgan Chase Capital XXIX 6.70%	99,775	2,320,767
		6,163,839
TOTAL PREFERRED STOCKS (Cost $7,842,461)		7,371,577
Floating Rate Loans - 0.5%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.2269% 12/27/14 (m)	$ 3,412,759	3,011,760
Tranche C, term loan 2.2775% 12/27/15 (m)	2,143,645	1,881,048
		4,892,808
Automobiles - 0.0%
Ford Motor Co. term loan 3.2837% 12/15/13 (m)	3,533,538	3,286,191
Hotels, Restaurants & Leisure - 0.0%
Las Vegas Sands LLC:
term loan 2.05% 5/23/14 (m)	770,353	689,466
Tranche B, term loan 2.05% 5/23/14 (m)	3,749,537	3,355,836
		4,045,302
Media - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.3% 3/6/14 (m)	4,023,511	3,731,806
Newsday LLC term loan 10.5% 8/1/13	3,505,000	3,680,250
Univision Communications, Inc. Tranche 1LN, term loan 2.5401% 9/29/14 (m)	3,845,000	3,297,088
		10,709,144
TOTAL CONSUMER DISCRETIONARY		22,933,445
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Clear Channel Capital I LLC Tranche B, term loan 4.0041% 1/29/16 (m)	2,115,000	1,628,550
Floating Rate Loans - continued
	Principal Amount (c)	Value
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5478% 4/30/14 (m)	$ 4,182,568	$ 3,722,485
United Air Lines, Inc. Tranche B, term loan 2.3572% 2/1/14 (m)	836,513	727,767
US Airways Group, Inc. term loan 2.8128% 3/23/14 (m)	1,055,000	825,538
		5,275,790
Commercial Services & Supplies - 0.0%
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (m)	1,774,000	1,734,085
Tranche 2LN, term loan 7% 3/17/16 (m)	1,301,000	1,271,728
		3,005,813
Industrial Conglomerates - 0.0%
Sequa Corp. term loan 3.5466% 12/3/14 (m)	2,110,000	1,904,275
Machinery - 0.0%
Dresser, Inc. Tranche 2LN, term loan 6% 5/4/15 pay-in-kind (m)	2,335,000	2,194,900
TOTAL INDUSTRIALS		12,380,778
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Avaya, Inc. term loan 3.2597% 10/24/14 (m)	2,084,619	1,797,984
IT Services - 0.1%
First Data Corp.:
Tranche B1, term loan 3.0872% 9/24/14 (m)	908,015	765,003
Tranche B2, term loan 3.0323% 9/24/14 (m)	838,550	706,478
Tranche B3, term loan 3.0323% 9/24/14 (m)	2,843,130	2,395,337
		3,866,818
TOTAL INFORMATION TECHNOLOGY		5,664,802
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (m)	1,940,118	1,911,016
Tranche 2LN, term loan 10% 9/2/16 (m)	2,065,000	2,023,700
		3,934,716
Floating Rate Loans - continued
	Principal Amount (c)	Value
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Asurion Corp. Tranche 2LN, term loan 6.7501% 7/3/15 (m)	$ 3,685,000	$ 3,602,088
Intelsat Jackson Holdings Ltd. term loan 3.2915% 2/1/14 (m)	2,425,000	2,212,813
		5,814,901
UTILITIES - 0.0%
Multi-Utilities - 0.0%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2901% 3/30/12 (m)	789,624	726,454
term loan 3.2901% 3/30/14 (m)	5,262,712	4,841,695
		5,568,149
TOTAL FLOATING RATE LOANS (Cost $53,631,787)		57,925,341
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation - Citibank 1.1875% 12/14/19 (m) (Cost $1,351,970)	1,828,711	1,600,123
Bank Notes - 0.0%

National City Bank, Cleveland 0.3519% 3/1/13 (m) (Cost $835,565)	978,000	940,103
Fixed-Income Funds - 15.5%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (n)	1,852,620	195,599,614
Fidelity Floating Rate Central Fund (n)	5,129,635	483,314,221
Fidelity Mortgage Backed Securities Central Fund (n)	12,306,213	1,282,799,637
TOTAL FIXED-INCOME FUNDS (Cost $1,842,393,992)		1,961,713,472
Preferred Securities - 0.1%
	Principal Amount (c)	Value
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Comunicacoes e Participacoes SA 9.375%	$ 4,235,000	$ 4,311,483
Net Servicos de Comunicacao SA 9.25% (f)	3,458,000	3,461,477
		7,772,960
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Pemex Project Funding Master Trust 7.75%	4,338,000	4,353,082
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (m)	1,052,000	799,434
MUFG Capital Finance 1 Ltd. 6.346% (m)	4,028,000	3,652,943
		4,452,377
TOTAL PREFERRED SECURITIES (Cost $14,862,424)		16,578,419
Cash Equivalents - 9.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 5/28/10 due 6/1/10 (Collateralized by U.S. Government Obligations) # (Cost $1,247,819,000)	$ 1,247,847,961	1,247,819,000
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $12,712,127,558)		13,302,309,089
NET OTHER ASSETS - (5.0)%		(633,018,796)
NET ASSETS - 100%		$ 12,669,290,293
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $480,000) (l)

	Sept. 2037	$ 3,236,093	$ (3,064,755)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,058,000) (l)	Sept. 2037	3,721,506	(3,524,468)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $651,000) (l)	Sept. 2037	2,265,265	(2,145,328)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $936,000) (l)	Sept. 2037	5,824,967	(5,516,559)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $347,750) (l)	Sept. 2037	2,103,460	(1,992,091)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (k)	August 2034	27,749	(14,344)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (k)	Oct. 2034	33,876	(18,041)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (k)

	Feb. 2034	$ 787	$ (726)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (k)	April 2032	11,800	(6,949)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (k)	Sept. 2034	27,308	(21,825)
TOTAL CREDIT DEFAULT SWAPS		17,252,811	(16,305,086)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	$ 200,000,000	$ 217,420
		$ 217,252,811	$ (16,087,666)
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $999,374,410 or 7.9% of net assets.

(g) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $32,632,832 or 0.3% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $17,467,435.

(k) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(l) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(m) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,306 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 12/4/09	$ 173,625
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,247,819,000 due 6/01/10 at 0.21%
Banc of America Securities LLC	$ 84,016,772
Bank of America, NA	794,487,285
J.P. Morgan Securities, Inc.	84,899,987
Mizuho Securities USA, Inc.	284,414,956
$ 1,247,819,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 25,063,989
Fidelity Floating Rate Central Fund	16,225,845
Fidelity Mortgage Backed Securities Central Fund	42,209,079
Total	$ 83,498,913
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 808,744,111	$ -	$ 645,781,054	$ 195,599,614	8.3%
Fidelity Floating Rate Central Fund	578,953,113	16,225,639	150,038,575	483,314,221	17.4%
Fidelity Mortgage Backed Securities Central Fund	1,508,325,013	42,208,405	300,164,349	1,282,799,637	15.8%
Total	$ 2,896,022,237	$ 58,434,094	$ 1,095,983,978	$ 1,961,713,472
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,052,568	$ 1,052,568	$ -	$ -
Financials	6,163,854	4,612,314	1,551,525	15
Materials	566	566	-	-
Utilities	1,207,738	-	1,207,738	-
Corporate Bonds	3,007,003,842	-	3,006,580,243	423,599
U.S. Government and Government Agency Obligations	4,077,700,311	-	4,077,700,311	-
U.S. Government Agency - Mortgage Securities	1,318,568,582	-	1,318,568,582	-
Asset-Backed Securities	319,814,351	-	301,205,382	18,608,969
Collateralized Mortgage Obligations	236,933,803	-	233,902,364	3,031,439
Commercial Mortgage Securities	821,668,067	-	783,468,963	38,199,104
Valuation Inputs at Reporting Date: - continued
Description	Total	Level 1	Level 2	Level 3
Investments in Securities: - continued
Municipal Securities	$ 26,847,502	$ -	$ 26,847,502	$ -
Foreign Government and Government Agency Obligations	197,179,246	-	197,179,246	-
Supranational Obligations	1,592,201	-	1,592,201	-
Floating Rate Loans	57,925,341	-	57,925,341	-
Sovereign Loan Participations	1,600,123	-	-	1,600,123
Bank Notes	940,103	-	940,103	-
Fixed-Income Funds	1,961,713,472	1,961,713,472	-	-
Preferred Securities	16,578,419	-	16,578,419	-
Cash Equivalents	1,247,819,000	-	1,247,819,000	-
Total Investments in Securities:	$ 13,302,309,089	$ 1,967,378,920	$ 11,273,066,920	$ 61,863,249
Derivative Instruments:
Assets
Swap Agreements	$ 217,420	$ -	$ 217,420	$ -
Liabilities
Swap Agreements	$ (16,305,086)	$ -	$ (16,243,201)	$ (61,885)
Total Derivative Instruments:	$ (16,087,666)	$ -	$ (16,025,781)	$ (61,885)
Other Financial Instruments:
Forward Commitments	$ (1,513,722)	$ -	$ (1,513,722)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 98,697,672
Total Realized Gain (Loss)	1,701,129
Total Unrealized Gain (Loss)	9,079,001
Cost of Purchases	2,053,311
Proceeds of Sales	(11,959,954)
Amortization/Accretion	1,503,501
Transfers in to Level 3	16,453,150
Transfers out of Level 3	(55,664,561)
Ending Balance	$ 61,863,249
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ 8,544,355
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (45,410)
Total Unrealized Gain (Loss)	32,312
Transfers in to Level 3	(48,787)
Transfers out of Level 3	-
Ending Balance	$ (61,885)
Realized gain (loss) on Swap Agreements for the period	$ 2,218
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at May 31, 2010	$ 31,158

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $12,925,325,354. Net unrealized appreciation aggregated $376,983,735, of which $483,670,277 related to appreciated investment securities and $106,686,542 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and, as a result, swaps are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swaps in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $17,252,811 representing 0.14% of net assets.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2010